As filed with the Securities and Exchange Commission on July 27, 2012

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☒	on July 30, 2012, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A – Prospectus*

Legg Mason BW Global Opportunities Bond Fund – Class C and Class C1

Legg Mason BW International Opportunities Bond Fund – Class C and Class C1

Legg Mason BW Absolute Return Opportunities Fund – Class C and Class C1

Part B - Statement of Additional Information*

Legg Mason BW Global Opportunities Bond Fund and Legg Mason BW International Opportunities Bond Fund – Class C and Class C1

Legg Mason BW Absolute Return Opportunities Fund – Class C and Class C1

Part C - Other Information

Signature Page

Exhibits

*	The Prospectuses and Statements of Additional Information included in this filing include disclosure regarding multiple classes of shares, however, this registration statement relates only to Class C and Class C1 for each series.

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

August 1, 2012

Prospectus

Legg Mason BW

Global

Opportunities

Bond Fund

Class : Ticker Symbol

A : GOBAX
C : LGOCX
C1: GOBCX
FI : GOBFX
R : LBORX
I : GOBIX
IS : GOBSX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Legg Mason BW Global Opportunities Bond Fund

Investment objective

Maximize total return consisting of income and capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 38 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	4.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	1.00	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Management fees	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25[1]	0.50	None	None
Other expenses	0.19	0.23[2]	0.23	0.37	0.41	0.14	0.14
Total annual fund operating expenses	0.94	1.73	1.43	1.12	1.41	0.64	0.64
Fees waived and/or expenses reimbursed[3]	—	—	—	(0.12)	(0.16)	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.94	1.73%	1.43	1.00	1.25	0.64	0.64

[1]

The 12b-1 fee shown in the table reflects the amount at which the Board of Trustees (the “Board”) has currently limited payments under the fund’s Class FI Distribution Plan. Pursuant to the Distribution Plan, the Board may authorize payments of up to 0.40% of the fund’s Class FI shares’ average net assets without shareholder approval.

[2]	“Other expenses” for Class C shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00%, 1.75%,1.45%, 1.00%, 1.25%, 0.75% and 0.65% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Legg Mason BW Global Opportunities Bond Fund	3

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	517	712	923	1,530
Class C (with redemption at end of period)	276	546	N/A	N/A
Class C (without redemption at end of period)	176	546	N/A	N/A
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	246	453	782	1,714
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	146	453	782	1,714
Class FI (with or without redemption at end of period)	102	344	605	1,352
Class R (with or without redemption at end of period)	127	430	756	1,677
Class I (with or without redemption at end of period)	65	204	356	797
Class IS (with or without redemption at end of period)	65	204	356	797

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest its assets primarily in debt and fixed income securities of domestic and foreign issuers located in developed countries. The fund will invest in both investment grade and below investment grade securities (commonly known as “junk bonds”), and intends to invest less than 35% of its total assets in below investment grade securities. Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality. Fixed income securities in which the fund may invest include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supra-national organizations such as bonds and debentures and freely transferable promissory notes; corporate debt securities, including, debentures, bonds (including zero coupon bonds), convertible and non-convertible notes, commercial paper, certificates of deposits, freely transferable promissory notes and bankers acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; mortgage-backed securities (including collateralized debt obligations), asset-backed securities; emerging markets debt; and high yield debt (often called “junk bonds”). The fund will normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. In addition, under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities.

The fund invests in currency forwards in order to hedge its currency exposure in bond positions or to gain currency exposure. These investments may be significant at times. Although the portfolio managers have the flexibility to make use of currency forwards they may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries. The portfolio managers intend to maintain an average weighted portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality.

4	Legg Mason BW Global Opportunities Bond Fund

Principal investment strategies cont’d

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the countries experiencing the difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect . In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also

Legg Mason BW Global Opportunities Bond Fund	5

be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated , extending the effective duration of these fixed income securities at below market interest rates. This may cause the fund’s share price to be more volatile.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks are greater for investments in emerging market countries. Emerging market countries tend to have economic, political systems, and legal systems that are less fully developed and are less stable than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse

6	Legg Mason BW Global Opportunities Bond Fund

Certain risks cont’d

tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements, a type of derivative instrument, will tend to shift the fund’s investment exposure from one type of investment to another.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio managers may determine not to hedge its currency risks.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

*  *  *

These risks are discussed in more detail later in this Prospectus or in the SAI.

Legg Mason BW Global Opportunities Bond Fund	7

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class C because there were no Class C shares outstanding as of December 31, 2011. Performance of Class R shares is not shown because this share class commenced operations on September 30, 2011. The returns for Class C and Class R shares would differ from those of other classes’ shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Best quarter (ended 06/30/2009): 13.11 Worst quarter (ended 12/31/2008): (5.44)

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	Since inception	Inception date

Class IS
Return before taxes	7.79	8.11	7.88	11/1/2006
Return after taxes on distributions	6.03	5.92	5.72
Return after taxes on distributions and sale of fund shares	5.22	5.67	5.49

Other Classes (Return before taxes only)
Class A1	2.89	N/A	8.00	3/10/2010
Class C1 (Class C prior to August 1, 2012)	5.92	N/A	9.71	3/11/2010
Class FI1	7.00	N/A	16.37	2/26/2009
Class I1	7.79	N/A	15.93	3/19/2009
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.35	7.13	7.02

[1]

For the period March 10, 2010 (commencement of operations of Class A) to December 31, 2011, the period March 11, 2010 (commencement of operations of Class C1) to December 31, 2011, the period February 26, 2009 (commencement of operations of Class FI) to December 31, 2011 and the period March 19, 2009 (commencement of operations of Class I) to December 31, 2011, the average annual total return of the Citigroup World Government Bond Index was 6.52%, 6.54%, 7.71% and 5.81%, respectively.

The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.

8	Legg Mason BW Global Opportunities Bond Fund

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Brandywine Global Investment Management, LLC

Portfolio managers: Stephen S. Smith and David F. Hoffman, CFA, have been the fund’s Portfolio Managers since 2006. John P. McIntyre, CFA was the fund’s Associate Portfolio Manager/Senior Research Analyst since 2006 and, effective February 2012, is the fund’s Portfolio Manager/Senior Research Analyst. Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since February 2012.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

As of August 1, 2012, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class C1[2] (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
General	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	1 million/None*	N/A
Eligible Investment Programs	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	N/A(+)	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None

[1]

Initial investments in Class C shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C shares.

[2]

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Legg Mason BW Global Opportunities Bond Fund	9

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

10	Legg Mason BW Global Opportunities Bond Fund

More on the fund’s investment strategies, investments and risks

Legg Mason BW Global Opportunities Bond Fund was formerly known as Legg Mason Global Opportunities Bond Fund.

The fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Securities of developed countries

Any country that has a sovereign debt rating of A- or better from at least one NRSRO at the time of purchase will be considered a developed country.

An issuer is considered by the portfolio managers to be located in a developed country if such issuer meets one or more of the following criteria:

•	Has a class of its securities listed in a developed country;

•	Is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in, a developed country;

•	Derives 50% or more or its total revenue from goods produced, sales made or services provided in one or more developed countries; or

•	Maintains 50% or more of its assets in one or more developed countries

Selection process

The portfolio managers follow a value approach to investing and therefore seek to identify relative value in the global bond markets. The portfolio managers define as undervalued those markets where they believe real interest rates are high and the currency is undervalued with the potential to appreciate. The portfolio managers will concentrate investments in those undervalued markets where they believe cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time. The portfolio managers believe that such economic conditions provide the best potential to achieve capital appreciation.

Duration

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The assumptions that are made about a security’s features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security’s price sensitivity to changes in yield or interest rates.

Derivatives

The fund may engage in a variety of transactions using derivatives such as futures, options, forward foreign currency transactions, swaps and cross hedges. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The fund may invest significantly in derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. Although the portfolio managers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will not use derivatives to incur a type or amount of risk exposure that it could not incur directly. For purposes of the investment limitations set forth in this Prospectus and in the SAI, the fund will consider an instrument, including a synthetic instrument, to be equivalent to a security if, in the judgment of the adviser, it has economic characteristics similar to that security. For example, the fund will consider an instrument, including a synthetic instrument (such as a future or swap), to be a fixed income security if, in the judgment of the adviser, it has economic characteristics similar to fixed income securities.

Legg Mason BW Global Opportunities Bond Fund	11

Defensive investing and cash management

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. Although the adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not make use of all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

*  *  *

The fund’s investment strategies may be changed by the Board without shareholder approval. The fund’s investment objective may also be changed by the Board without shareholder approval and on notice to shareholders. The fund may not change its policy to invest at least 80% of its net assets in debt securities, without providing shareholders at least 60 days’ prior written notice. For purposes of this 80% policy, net assets include borrowings for investment purposes, if any.

More on risks of investing in the fund

Market and interest rate risk. The market prices of fixed income and other securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related instruments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the

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More on the fund’s investment strategies, investments and risks cont’d maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market prices and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Rates of interest income generated by the fund may decline due to a decrease in market interest rates.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region or about market movements may prove to be incorrect. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Liquidity risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemption requests or for other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell an investment because the market is illiquid, losses may be magnified. In addition, when there is illiquidity in the market for certain investments, the fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

In addition to the policies described elsewhere in this Prospectus, the fund may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures (and options thereon), forwards, and options. However, these instruments may not always work as intended, and in certain cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See “Hedging risk” below for more information.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files

Legg Mason BW Global Opportunities Bond Fund	13

for bankruptcy or a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

The fund is subject to greater levels of credit risk because it invests in below investment grade debt securities (that is, securities rated below Baa/BBB or unrated securities of comparable quality), or “junk bonds”. These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

High yield or “junk” bond risk. High yield securities, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then-current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund’s return is similar to that discussed above for “Prepayment or call risk.”

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

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More on the fund’s investment strategies, investments and risks cont’d

At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

In response to the recent financial crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. Among other things, the Federal Reserve has attempted to keep mortgage rates low by acting as a buyer of mortgage-backed assets. It is anticipated that this support will end, and mortgage rates may rise and prices of mortgaged-backed securities may fall when that happens. To the extent the fund’s assets are invested in mortgage-backed securities, returns to fund investors may decline.

Extension risk. If interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities’ effective maturity magnifies the price decline caused by the increase in interest rates.

Foreign investments risk. The fund’s investments in securities of foreign issuers or instruments with exposure to real or physical assets located outside of the United States (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than domestic investments. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country’s courts.

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Because the fund may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

Legg Mason BW Global Opportunities Bond Fund	15

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the portfolio managers. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the portfolio managers’ ability to analyze and manage derivative transactions. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the underlying instruments. Using derivatives may increase volatility, which is the degree to which the fund’s share price fluctuates within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund’s use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a regulated investment company, and thus the amount of taxes payable by shareholders.

Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

In times of market turmoil or abrupt change, many investors and market makers may hesitate to purchase complex instruments or even quote prices for them, which may make valuation difficult and/or drive down the price.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the fund agrees to exchange fixed rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to the effect of market interest rates on the value of the security.

Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Currency derivatives risk. The fund may use currency futures, forwards or options in an attempt to increase returns, or hedge a portion of its currency risk. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Hedging risk. The decision as to whether and to what extent the fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the fund and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it will be subject to the credit risk of the

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More on the fund’s investment strategies, investments and risks cont’d depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective. Although the portfolio managers have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Valuation risk. Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies may be materially affected by events that occur after the fund’s pricing agent obtains the market quotes on which those assets are valued, but before the fund determines its net asset value.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

*  *  *

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

More on fund management

Manager and adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of December 31, 2011, LMPFA’s total assets under management were approximately $173.2 billion.

LMPFA has retained Brandywine Global Investment Management, LLC (“Brandywine Global”), 2929 Arch Street, Philadelphia, Pennsylvania 19104, as investment adviser to the fund. Brandywine Global provides investment management services to the fund, which includes making investment decisions to buy, sell or hold a particular security. Brandywine Global acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine Global were approximately $33.1 billion as of December 31, 2011.

LMPFA and Brandywine Global are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

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Portfolio managers

Stephen S. Smith, David F. Hoffman, CFA and John P. McIntyre, CFA are the fund’s portfolio managers and are responsible for the day-to-day management of the fund. Mr. Smith is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1991. Mr. Hoffman is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1995. Mr. McIntyre was the fund’s Associate Portfolio Manager/Senior Research Analyst since 2006 and, effective February 2012, is a Portfolio Manager/Senior Research Analyst. Mr. McIntyre is responsible for research and market insight for the fund and has been employed at Brandywine Global since 1998.

Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since February 2012. Mr. Hess is responsible for research and market insight for the fund and has been employed at Brandywine Global since 2003.

The fund’s SAI provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the fund.

Management fee

The fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the fund’s average daily net assets.

For its services during the fiscal year ended December 31, 2011, the fund paid LMPFA a fee equal to 0.50% of its average daily net assets (net of any fee waivers and/or expense reimbursements).

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, Inc., serves as the fund’s sole and exclusive distributor.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

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More on fund management cont’d

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C shares.

For Class C1 (formerly Class C) shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.45% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C1 shares.

For Class FI shares, under the plan, the fund is authorized to pay LMIS an annual distribution fee in an amount up to 0.15% and an annual service fee in an amount up to 0.25% of the fund’s average daily net assets attributable to Class FI shares. The Board has currently approved an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares under the plan.

For Class R shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class R shares.

In addition, the distributor, the manager, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager and the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the adviser, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

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Choosing a class of shares to buy

Individual investors can generally invest in Class A and Class C shares. Individual investors who invest directly with the fund and who meet the $1,000,000 minimum initial investment requirement may purchase Class I shares. Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them.

Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

When choosing between Class A and Class C shares, keep in mind that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

As of August 1, 2012, the fund will reclassify the existing Class C shares as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

Each class of shares except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class C shares and Class C1 (formerly Class C) shares and certain Class A shares

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

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Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class C, Class FI, Class R, Class I or Class IS shares or, if you plan to purchase shares through the fund, contact the fund. As of August 1, 2012, Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 4.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A and Class C1	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class C1 (Class C prior to August 1, 2012)

•    Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•    No initial or contingent deferred sales charge

•    Does not convert to Class A

•    Generally higher annual expenses than Class A

		None	1.00% if you redeem within 1 year of purchase; waived for certain investors	0.70% of average daily net assets	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares.
Class FI	• No initial or contingent deferred sales charge • Only offered to Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	Up to 0.40% of average daily net assets, currently limited to 0.25% of average daily net assets	Class FI shares of funds sold by the distributor

Legg Mason BW Global Opportunities Bond Fund	21

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class R

•   No initial or contingent deferred sales charge

•   Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund, Clients of Eligible Financial Intermediaries and Eligible Investment Programs

		None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class I	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than all classes except for Class IS	None	None	None	Class I shares of funds sold by the distributor
Class IS	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than the other classes	None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent or the fund about the funds available for exchange.

22	Legg Mason BW Global Opportunities Bond Fund

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent (“broker/dealer commission”). For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment ($)	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than 100,000	4.25	4.44	4.00
100,000 but less than 250,000	3.50	3.63	3.00
250,000 but less than 500,000	2.50	2.56	2.00
500,000 but less than 750,000	2.00	2.04	1.60
750,000 but less than 1 million	1.50	1.52	1.20
1 million or more[1]	-0-	-0-	up to 0.75

[1]

The distributor may pay a commission of up to 0.75% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

•	Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent or the fund for additional information.

Legg Mason BW Global Opportunities Bond Fund	23

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

•

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent or the fund for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents

•	Investors who redeemed at least the same amount of Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain retirement plans

•	Investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the fund at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

24	Legg Mason BW Global Opportunities Bond Fund

Sales charges cont’d

Class C1 shares (Class C shares prior to August 1, 2012)

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

You buy Class C1 shares at net asset value with no initial sales charge. However, if you redeem your Class C1 shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

Prior to August 1, 2012, LMIS generally paid Service Agents selling Class C1 shares a commission of up to 0.75% of the purchase price of the Class C1 shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares serviced by them.

Class FI shares

You buy Class FI shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class FI shares serviced by them. The Board may authorize an annual distribution and/or service fee of up to 0.40% of the fund’s Class FI shares’ average net assets without shareholder approval.

Class R shares

You buy Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.50% of the average daily net assets represented by the Class R shares serviced by them.

Class I shares and Class IS shares

You buy Class I shares and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I shares and Class IS shares are not subject to any distribution and/or service fees.

Legg Mason BW Global Opportunities Bond Fund	25

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund sold by the distributor and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

26	Legg Mason BW Global Opportunities Bond Fund

Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. “Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 can also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Investors who rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold, purchase and exchange shares of the fund to the same extent as the applicable Retirement Plan.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Other Retirement Plans

“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

“Other Retirement Plans” do not include arrangements whereby an investor would rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors – eligible investors – Retirement Plans.”

Other Retirement Plan investors can generally invest in Class A, Class C, and Class I shares. Individual retirement vehicles may also choose between these share classes.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets”, where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R and Class I shares. Class I shares are available for exchange from Class A, Class C or Class C1 (formerly Class C) shares of the fund by participants in Eligible Investment Programs.

Legg Mason BW Global Opportunities Bond Fund	27

Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I or Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A, Class C and Class C1 (formerly Class C) shares, which have different investment minimums, fees and expenses.

Class A shares — Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares

•	Fund shares are held on the books of the fund through an omnibus account, and

•	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 0.75% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class C1 shares (Class C shares prior to August 1, 2012) — Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class FI shares

Class FI shares are offered only to Clients of Eligible Financial Intermediaries and Retirement Plan programs.

28	Legg Mason BW Global Opportunities Bond Fund

Retirement and Institutional Investors — eligible investors cont’d

Class R shares

Class R shares are offered only to eligible Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary), to Clients of Eligible Financial Intermediaries and through Eligible Investment Programs.

Class I shares

Class I shares are offered only to Institutional Investors and individual investors (investing directly with the fund) who meet the $1,000,000 minimum initial investment requirement, Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS. However, any investor who held Class I shares prior to November 20, 2006, is permitted to make additional investments in Class I shares.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of the fund, certain rollover IRAs and Institutional Investors. In order to purchase Class IS shares, an investor must hold its shares in one account with the fund, which account is not subject to payment of recordkeeping or similar fees by the fund to any intermediary.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

Legg Mason BW Global Opportunities Bond Fund	29

Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

For more information, please call the fund between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent, (iii) another Legg Mason fund or (iv) certain money market funds, in order to buy shares on a regular basis.

•   Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•   Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•   If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the fund, or consult the SAI.

Additional information about purchases

Certain Service Agents may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Service Agent could be held liable for resulting fees or losses. If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

30	Legg Mason BW Global Opportunities Bond Fund

Buying shares cont’d

Account registration changes

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “Other things to know about transactions—Medallion signature guarantees” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

Legg Mason BW Global Opportunities Bond Fund	31

Exchanging shares

Generally

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this prospectus titled “Retirement and Institutional Investors – eligible investors” or contact your financial intermediary for more information.

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, if you exchange Class C1 shares for Class C shares, you would not be permitted to exchange from Class C shares back to Class C1 shares.

An exchange of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•   If you bought shares directly from the fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•   Exchanges may be made only between accounts that have identical registrations

•   Not all funds offer all classes

•   Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

Always be sure to read the Prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•   In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge

•   Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•   You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•   Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•   The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

32	Legg Mason BW Global Opportunities Bond Fund

Exchanging shares cont’d

By telephone	Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined. Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the NYSE is open.
By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•   Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•   Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the fund or consult the SAI.

Legg Mason BW Global Opportunities Bond Fund	33

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge. Redemptions made through your Service Agent may be subject to transaction fees or other conditions as set by your Service Agent.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee by your bank on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Medallion signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

•    Name of fund being redeemed

•    Class of shares being redeemed

•    The dollar amount or number of shares being redeemed

•    Account number

34	Legg Mason BW Global Opportunities Bond Fund

Redeeming shares cont’d

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages with such purchases and withdrawals.

The following conditions apply:

•   Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the fund or consult the SAI.

Legg Mason BW Global Opportunities Bond Fund	35

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed plus any applicable service charge

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with the distributor or its affiliates.

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone, electronic or other exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, employing identification numbers, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares permanently or for a period of time

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•

Redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class)

•

Delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

36	Legg Mason BW Global Opportunities Bond Fund

Other things to know about transactions cont’d

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”), but not from a notary public. The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by the fund or your Service Agent, as applicable, if the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). In such case, you will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances. Some shareholders who hold accounts in Classes C and C1 (formerly Class C) of the same fund, may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the fund, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining

Legg Mason BW Global Opportunities Bond Fund	37

full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by the fund’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

Under the fund's policies and procedures, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund has also adopted policies and procedures to prevent the selective release of information about the fund's holdings, as such information may be used for market-timing and similar abusive practices.

38	Legg Mason BW Global Opportunities Bond Fund

Other things to know about transactions cont’d

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the fund will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Confirmations and account statements

If you bought shares directly from the fund, you will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan, exchanges made through a systematic exchange plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

Legg Mason BW Global Opportunities Bond Fund	39

Dividends, distributions and taxes

Dividends and distributions

The fund declares dividends from any net investment income daily and pays them monthly. Shares will begin to earn dividends on the settlement date of purchase.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Contact your Service Agent to discuss what options are available to you for receiving your dividends and other distributions. Your dividends and capital gain distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

If you own Class A, Class C, or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, Class C, or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000 in the fund

•	The fund is available for sale in your state

To change your election to reinvest your dividends and distributions in shares of another fund, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and distributions.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash, reinvested in additional shares of the same fund, or paid in shares of a different fund). An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions (designated as capital gain dividends)	Long-term capital gain
Dividends of investment income (including distributions of net short-term capital gain)	Ordinary income, potentially taxable for individuals at long-term capital gain rates

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. The fund does not expect any distributions to be treated as qualified dividend income, which for taxable years beginning before January 1, 2013, is taxable to noncorporate shareholders at reduced rates.

You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

After the end of the year, your Service Agent or the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are

40	Legg Mason BW Global Opportunities Bond Fund

Dividends, distributions and taxes cont’d

neither a citizen nor a resident of the United States, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding.

If you do not provide the fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your distributions, dividends, and redemption proceeds. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Recent legislation will impose, beginning in 2013, a new 3.8 percent Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Distributions derived from interest on U.S. government securities (but not distributions of gain from the sale of such securities) may be exempt from certain state and local taxes. Consult your tax adviser for restrictions and details.

Legg Mason BW Global Opportunities Bond Fund	41

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the NYSE is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the fund’s Board. Under the procedures, assets are valued as follows:

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

42	Legg Mason BW Global Opportunities Bond Fund

Share price cont’d

•

Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

Legg Mason BW Global Opportunities Bond Fund	43

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past five years, unless otherwise noted. No financial highlights are presented for Class C because no Class C shares were outstanding for the periods shown. The returns for Class C will differ from those of the other classes to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. Unless otherwise noted, this information has been audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP , whose report, along with the fund’s financial statements, is incorporated by reference into the fund’s SAI (see back cover) and is included in the fund’s annual report. The fund’s annual report is available upon request by calling toll-free 1-877-721-1926.

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011		2010[2]
Net asset value, beginning of year	$10.67		$10.19
Income from operations:
Net investment income	0.35		0.36
Net realized and unrealized gain	0.43		0.82
Total income from operations	0.78		1.18
Less distributions from:
Net investment income	(0.39)		(0.57)
Net realized gains	(0.14)		(0.13)
Total distributions	(0.53)		(0.70)
Net asset value, end of year	$10.92		$10.67
Total return[3]	7.42%		11.76%
Net assets, end of year (000s)	$112,698		$7,182
Ratios to average net assets:
Gross expenses	0.94	%†	1.05%[4]
Net expenses[5,6,7]	0.93	†	0.91 [4]
Net investment income	3.24		4.22 [4]
Portfolio turnover rate	63%		39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 10, 2010 (commencement of operations) to December 31, 2010.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

†	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

44	Legg Mason BW Global Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2011		2010[2]
Net asset value, beginning of year	$10.61		$10.20
Income from operations:
Net investment income	0.30		0.33
Net realized and unrealized gain	0.42		0.74
Total income from operations	0.72		1.07
Less distributions from:
Net investment income	(0.33)		(0.53)
Net realized gains	(0.14)		(0.13)
Total distributions	(0.47)		(0.66)
Net asset value, end of year	$10.86		$10.61
Total return[3]	6.92%		10.62%
Net assets, end of year (000s)	$32,790		$2,728
Ratios to average net assets:
Gross expenses	1.43	%†	1.53%[4]
Net expenses[5,6,7]	1.42	†	1.36 [4]
Net investment income	2.73		3.80 [4]
Portfolio turnover rate	63%		39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 11, 2010 (commencement of operations) to December 31, 2010.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

Legg Mason BW Global Opportunities Bond Fund	45

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2011	2010	2009[3]
Net asset value, beginning of year	$10.60	$10.13	$8.33
Income from operations:
Net investment income	0.39	0.45	0.41
Net realized and unrealized gain	0.34	0.80	1.87
Total income from operations	0.73	1.25	2.28
Less distributions from:
Net investment income	(0.38)	(0.65)	(0.43)
Net realized gains	(0.14)	(0.13)	(0.05)
Total distributions	(0.52)	(0.78)	(0.48)
Net asset value, end of year	$10.81	$10.60	$10.13
Total return[4]	7.00%	12.59%	27.79%
Net assets, end of year (000s)	$212	$6,547	$361
Ratios to average net assets:
Gross expenses	1.12%	1.06%	2.21%[5]
Net expenses[6,7]	1.00 [8]	0.98 [8,9]	0.90 [5,9]
Net investment income	3.57	4.25	4.93 [5]
Portfolio turnover rate	63%	39%	32%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period February 26, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.90% until April 30, 2010.

46	Legg Mason BW Global Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2011[2]
Net asset value, beginning of year	$11.05
Income from operations:
Net investment income	0.07
Net realized and unrealized gain	0.00 [3]
Total income from operations	0.07
Less distributions from:
Net investment income	(0.07)
Net realized gains	(0.13)
Total distributions	(0.20)
Net asset value, end of year	$10.92
Total return[4]	0.61%
Net assets, end of year (000s)	$10
Ratios to average net assets:
Gross expenses[5]	1.41%
Net expenses[5,6,7,8]	1.25
Net investment income[5]	2.63
Portfolio turnover rate	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period September 30, 2011 (inception date) to December 31, 2011.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW Global Opportunities Bond Fund	47

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2011	2010	2009[3]
Net asset value, beginning of year	$10.60	$10.12	$8.56
Income from operations:
Net investment income	0.41	0.48	0.39
Net realized and unrealized gain	0.40	0.81	1.64
Total income from operations	0.81	1.29	2.03
Less distributions from:
Net investment income	(0.42)	(0.68)	(0.42)
Net realized gains	(0.14)	(0.13)	(0.05)
Total distributions	(0.56)	(0.81)	(0.47)
Net asset value, end of year	$10.85	$10.60	$10.12
Total return[4]	7.79%	13.03%	23.96%
Net assets, end of year (000s)	$383,556	$121,671	$22,430
Ratios to average net assets:
Gross expenses	0.64%	0.66%[5]	1.01%[6]
Net expenses[7,8]	0.64	0.66 [5]	0.75 [6,9]
Net investment income	3.78	4.57	5.00 [6]
Portfolio turnover rate	63%	39%	32%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period March 19, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

48	Legg Mason BW Global Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2011	2010	2009	2008	2007[3]	2007[4]
Net asset value, beginning of year	$10.60	$10.12	$8.88	$10.44	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.42	0.48	0.52	0.53	0.37	0.18
Net realized and unrealized gain (loss)	0.39	0.81	1.29	(1.42)	0.51	(0.08)
Total income (loss) from operations	0.81	1.29	1.81	(0.89)	0.88	0.10
Less distributions from:
Net investment income	(0.42)	(0.68)	(0.52)	(0.65)	(0.33)	(0.17)
Net realized gains	(0.14)	(0.13)	(0.05)	(0.02)	(0.02)	—
Return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.56)	(0.81)	(0.57)	(0.67)	(0.37)	(0.17)
Net asset value, end of year	$10.85	$10.60	$10.12	$8.88	$10.44	$9.93
Total return[5]	7.79%	13.06%	21.04%	(8.93)%	9.05%	1.01%
Net assets, end of year (000s)	$574,573	$403,339	$266,762	$230,863	$216,974	$92,555
Ratios to average net assets:
Gross expenses	0.64%[10]	0.65%	0.67%	0.67%	0.73%[6]	1.58%[6]
Net expenses[7,8,9]	0.64 [10]	0.65	0.65	0.65	0.66 [6]	0.65 [6]
Net investment income	3.88	4.57	5.47	5.30	4.82 [6]	4.34 [6]
Portfolio turnover rate	63%	39%	32%	57%	50%	26%

[1]	On October 5, 2009, Institutional Select Class shares were renamed as Class IS shares. The former Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the Fund changed its fiscal year end from March 31 to December 31.

[4]	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 877-721-1926.

Revised April 2011

[This page is not part of the Prospectus]

Legg Mason BW

Global Opportunities Bond Fund

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926, or by writing to the fund at 100 First Stamford Place, Attn: Shareholder Services—5th floor, Stamford, CT 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-22338)

BWXX010895ST 08/12

August 1, 2012

Prospectus

Legg Mason BW

International

Opportunities

Bond Fund

Class : Ticker Symbol

A : LWOAX
C : LIOCX
C1: LWOCX
FI : LWOFX
R : LWORX
I : LWOIX
IS : LMOTX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Legg Mason BW International Opportunities Bond Fund

Investment objective

Maximize total return consisting of income and capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 41 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	4.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	1.00	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Management fees	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	0.60	0.59[2]	0.59	0.57	0.58	0.59	0.35[3]
Total annual fund operating expenses	1.35	2.09	1.79	1.32	1.58	1.09	0.85
Fees waived and/or expenses reimbursed[4]	(0.35)	(0.34)	(0.34)	(0.32)	(0.33)	(0.34)	(0.20)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.00	1.75	1.45	1.00	1.25	0.75	0.65

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class C shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	“Other expenses” for Class IS shares have been restated to reflect current fees.
[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ (the “Board”) consent. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above.

Legg Mason BW International Opportunities Bond Fund	3

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	523	802	1,101	1,951
Class C (with redemption at end of period)	278	622	N/A	N/A
Class C (without redemption at end of period)	178	622	N/A	N/A
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	248	530	938	2,078
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	148	530	938	2,078
Class FI (with or without redemption at end of period)	102	387	693	1,563
Class R (with or without redemption at end of period)	127	466	828	1,849
Class I (with or without redemption at end of period)	77	313	586	1,298
Class IS (with or without redemption at end of period)	66	251	451	1,030

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest its assets primarily in debt and fixed income securities of foreign issuers located in developed countries. The fund will invest in the sovereign debt and currencies of countries in the Citigroup World Government Bond Index ex-U.S. (Unhedged). The fund will invest in both investment grade and below investment grade securities, and intends to invest less than 35% of its total assets in below investment grade securities (commonly known as “junk bonds”). Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality. Fixed income securities in which the fund may invest include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supra-national organizations such as bonds and debentures and freely transferable promissory notes; corporate debt securities, including debentures, bonds (including zero coupon bonds), convertible and non-convertible notes, commercial paper, certificates of deposits, freely transferable promissory notes and bankers acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; mortgage-backed securities (including collateralized debt obligations), asset-backed securities; emerging markets debt; and high yield debt (often called “junk bonds”). The fund will normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. In addition, under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities.

The fund invests in currency forwards in order to hedge its currency exposure in bond positions or to gain currency exposure. These investments may be significant at times. Although the portfolio managers have the flexibility to make use of currency forwards they may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries. The portfolio managers intend to maintain an average weighted portfolio quality of A- or better, whether

4	Legg Mason BW International Opportunities Bond Fund

Principal investment strategies cont’d

composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality.

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

The fund may take temporary defensive and cash management positions, in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the countries experiencing the difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect . In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Legg Mason BW International Opportunities Bond Fund	5

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated , extending the effective duration of these fixed income securities at below market interest rates. This may cause the fund’s share price to be more volatile.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks are greater for investments in emerging market countries. Emerging market countries tend to have economic, political systems, and legal systems that are less fully developed and are less stable than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a

6	Legg Mason BW International Opportunities Bond Fund

Certain risks cont’d

leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements, a type of derivative instrument, will tend to shift the fund’s investment exposure from one type of investment to another.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio managers may determine not to hedge its currency risks.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

*  *  *

These risks are discussed in more detail later in this Prospectus or in the SAI.

Legg Mason BW International Opportunities Bond Fund	7

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance of Class A, Class C1 (Class C prior to August 1, 2012), Class FI, Class R and Class I are not shown because these share classes commenced operations on October 31, 2011. No performance information is presented for Class C shares because there were no Class C shares outstanding as of December 31, 2011. The returns for Class A, Class C, Class C1 (Class C prior to August 1, 2012), Class FI, Class R and Class I shares would differ from those of Class IS shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Best quarter (ended 09/30/2010): 10.80 Worst quarter (ended 12/31/2010): (2.74)

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	Since inception	Inception date

Class IS
Return before taxes	3.19	5.33	12/28/2009
Return after taxes on distributions	1.17	3.07
Return after taxes on distributions and sale of fund shares	2.11	3.26
Citigroup World Government Bond Ex-U.S. Index (Unhedged) (reflects no deduction for fees, expenses or taxes)	5.17	4.77

The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Brandywine Global Investment Management, LLC

Portfolio managers: Stephen S. Smith and David F. Hoffman, CFA, have been the fund’s Portfolio Managers since 2009. John P. McIntyre, CFA was the fund’s Associate Portfolio Manager/Senior Research Analyst since 2009 and, effective February 2012, is the fund’s Portfolio Manager/Senior Research Analyst. Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since February 2012.

8	Legg Mason BW International Opportunities Bond Fund

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

As of August 1, 2012, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class C1[2] (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
General	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	1 million/None*	N/A
Eligible Investment Programs	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	N/A(+)	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None

[1]

Initial investments in Class C shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C shares.

[2]

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Legg Mason BW International Opportunities Bond Fund	9

More on the fund’s investment strategies, investments and risks

The fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Securities of developed countries

Any country that has a sovereign debt rating of A- or better from at least one NRSRO at the time of purchase will be considered a developed country.

An issuer is considered by the portfolio managers to be located in a developed country if such issuer meets one or more of the following criteria:

•	Has a class of its securities listed in a developed country;

•	Is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in, a developed country;

•	Derives 50% or more or its total revenue from goods produced, sales made or services provided in one or more developed countries; or

•	Maintains 50% or more of its assets in one or more developed countries

Selection process

The portfolio managers follow a value approach to investing and therefore seek to identify relative value in the international bond markets. The portfolio managers define as undervalued those markets where they believe real interest rates are high and the currency is undervalued with the potential to appreciate. The portfolio managers will concentrate investments in those undervalued markets where they believe cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time. The portfolio managers believe that such economic conditions provide the best potential to achieve capital appreciation.

Duration

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The assumptions that are made about a security’s features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security’s price sensitivity to changes in yield or interest rates.

Derivatives

The fund may engage in a variety of transactions using “derivatives” such as futures, options, forward foreign currency transactions, swaps and cross hedges. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The fund may invest significantly in derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. Although the portfolio managers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will not use derivatives to incur a type or amount of risk exposure that it could not incur directly. For purposes of the investment limitations set forth in this Prospectus and in the SAI, the fund will consider an instrument, including a synthetic instrument, to be equivalent to a security if, in the judgment of the adviser it has economic characteristics similar to that security. For example, the fund will consider an instrument, including a synthetic instrument (such as a future or swap), to be a fixed income security if, in the judgment of the adviser it has economic characteristics similar to fixed income securities.

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More on the fund’s investment strategies, investments and risks cont’d

Defensive investing and cash management

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. Although the adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not make use of all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

*  *  *

The fund’s investment strategies may be changed by the Board without shareholder approval. The fund’s investment objective may also be changed by the Board without shareholder approval and on notice to shareholders. The fund may not change its policy to invest at least 80% of its net assets in debt securities, without providing shareholders at least 60 days’ prior written notice. For purposes of this 80% policy, net assets include borrowings for investment purposes, if any.

More on risks of investing in the fund

Market and interest rate risk. The market prices of fixed income and other securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related instruments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the

Legg Mason BW International Opportunities Bond Fund	11

maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market prices and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Rates of interest income generated by the fund may decline due to a decrease in market interest rates.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region or about market movements may prove to be incorrect. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Liquidity risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemption requests or for other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell an investment because the market is illiquid, losses may be magnified. In addition, when there is illiquidity in the market for certain investments, the fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

In addition to the policies described elsewhere in this Prospectus, the fund may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures (and options thereon), forwards, and options. However, these instruments may not always work as intended, and in certain cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See "Hedging risk" below for more information.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files

12	Legg Mason BW International Opportunities Bond Fund

More on the fund’s investment strategies, investments and risks cont’d for bankruptcy or a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

The fund is subject to greater levels of credit risk because it invests in below investment grade debt securities (that is, securities rated below Baa/BBB or unrated securities of comparable quality), or “junk bonds”. These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

High yield or "junk" bond risk. High yield securities, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then-current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund's return is similar to that discussed above for “Prepayment or call risk.”

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

Legg Mason BW International Opportunities Bond Fund	13

At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

In response to the recent financial crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. Among other things, the Federal Reserve has attempted to keep mortgage rates low by acting as a buyer of mortgage-backed assets. It is anticipated that this support will end, and mortgage rates may rise and prices of mortgaged-backed securities may fall when that happens. To the extent the fund’s assets are invested in mortgage-backed securities, returns to fund investors may decline.

Extension risk. If interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities’ effective maturity magnifies the price decline caused by the increase in interest rates.

Foreign investments risk. The fund’s investments in securities of foreign issuers or instruments with exposure to real or physical assets located outside of the United States (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than domestic investments. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country’s courts.

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Because the fund may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

14	Legg Mason BW International Opportunities Bond Fund

More on the fund’s investment strategies, investments and risks cont’d

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the portfolio managers. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the portfolio managers' ability to analyze and manage derivative transactions. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the underlying instruments. Using derivatives may increase volatility, which is the degree to which the fund’s share price fluctuates within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund's use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a regulated investment company, and thus the amount of taxes payable by shareholders.

Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

In times of market turmoil or abrupt change, many investors and market makers may hesitate to purchase complex instruments or even quote prices for them, which may make valuation difficult and/or drive down the price.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the fund agrees to exchange fixed rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to the effect of market interest rates on the value of the security.

Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Currency derivatives risk. The fund may use currency futures, forwards or options in an attempt to increase returns, or hedge a portion of its currency risk. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Hedging risk. The decision as to whether and to what extent the fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the fund and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in

Legg Mason BW International Opportunities Bond Fund	15

credit ratings of the investments. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective. Although the portfolio managers have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Valuation risk. Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies may be materially affected by events that occur after the fund’s pricing agent obtains the market quotes on which those assets are valued, but before the fund determines its net asset value.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

*  *  *

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

More on fund management

Manager and adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of December 31, 2011, LMPFA’s total assets under management were approximately $173.2 billion.

LMPFA has retained Brandywine Global Investment Management, LLC ("Brandywine Global"), 2929 Arch Street, Philadelphia, Pennsylvania 19104, as investment adviser to the fund. Brandywine Global provides investment management services to the fund, which includes making investment decisions to buy, sell or hold a particular security. Brandywine Global acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine Global were approximately $33.1 billion as of December 31, 2011.

16	Legg Mason BW International Opportunities Bond Fund

More on fund management cont’d

LMPFA and Brandywine Global are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio managers

Stephen S. Smith, David F. Hoffman, CFA and John P. McIntyre, CFA are the fund’s portfolio managers and are responsible for the day-to-day management of the fund. Mr. Smith is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1991. Mr. Hoffman is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1995. Mr. McIntyre was the fund’s Associate Portfolio Manager/Senior Research Analyst since 2009 and, effective February 2012, is a Portfolio Manager/Senior Research Analyst. Mr. McIntyre is responsible for research and market insight for the fund and has been employed at Brandywine Global since 1998.

Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since February 2012. Mr. Hess is responsible for research and market insight for the fund and has been employed at Brandywine Global since 2003.

The fund’s SAI provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the fund.

Management fee

The fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the fund’s average daily net assets.

For its services during the fiscal year ended December 31, 2011, the fund paid LMPFA a fee equal to 0.30% of its average daily net assets (net of any fee waivers and/or expense reimbursements).

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, Inc., serves as the fund’s sole and exclusive distributor.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason BW International Opportunities Bond Fund	17

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C shares.

For Class C1 (formerly Class C) shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.45% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C1 shares.

For Class FI shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares.

For Class R shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class R shares.

In addition, the distributor, the manager, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager and the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the adviser, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

18	Legg Mason BW International Opportunities Bond Fund

Choosing a class of shares to buy

Individual investors can generally invest in Class A and Class C shares. Individual investors who invest directly with the fund and who meet the $1,000,000 minimum initial investment requirement may purchase Class I shares. Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them.

Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

When choosing between Class A and Class C shares, keep in mind that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

As of August 1, 2012, the fund will reclassify the existing Class C shares as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

Each class of shares except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class C shares and Class C1 (formerly Class C) shares and certain Class A shares

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

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Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class C, Class FI, Class R, Class I or Class IS shares or, if you plan to purchase shares through the fund, contact the fund. As of August 1, 2012, Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 4.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A and Class C1	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class C1 (Class C prior to August 1, 2012)

•    Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•    No initial or contingent deferred sales charge

•    Does not convert to Class A

•    Generally higher annual expenses than Class A

		None	1.00% if you redeem within 1 year of purchase; waived for certain investors	0.70% of average daily net assets	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares.
Class FI	• No initial or contingent deferred sales charge • Only offered to Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	0.25% of average daily net assets	Class FI shares of funds sold by the distributor

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Comparing the fund’s classes cont’d

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class R

•   No initial or contingent deferred sales charge

•   Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund, Clients of Eligible Financial Intermediaries and Eligible Investment Programs

		None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class I	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than all classes except for Class IS	None	None	None	Class I shares of funds sold by the distributor
Class IS	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than the other classes	None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent or the fund about the funds available for exchange.

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Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent (“broker/dealer commission”). For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment ($)	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than 100,000	4.25	4.44	4.00
100,000 but less than 250,000	3.50	3.63	3.00
250,000 but less than 500,000	2.50	2.56	2.00
500,000 but less than 750,000	2.00	2.04	1.60
750,000 but less than 1 million	1.50	1.52	1.20
1 million or more[1]	-0-	-0-	up to 0.75

[1]

The distributor may pay a commission of up to 0.75% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

•	Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent or the fund for additional information.

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Sales charges cont’d

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

•

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent or the fund for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents

•	Investors who redeemed at least the same amount of Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain retirement plans

•	Investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the fund at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Legg Mason BW International Opportunities Bond Fund	23

Class C1 shares (Class C shares prior to August 1, 2012)

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. You buy Class C1 shares at net asset value with no initial sales charge. However, if you redeem your Class C1 shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

Prior to August 1, 2012, LMIS generally paid Service Agents selling Class C1 shares a commission of up to 0.75% of the purchase price of the Class C1 shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares serviced by them.

Class FI shares

You buy Class FI shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them.

Class R shares

You buy Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.50% of the average daily net assets represented by Class R shares serviced by them.

Class I shares and Class IS shares

You buy Class I shares and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I shares and Class IS shares are not subject to any distribution and/or service fees.

24	Legg Mason BW International Opportunities Bond Fund

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund sold by the distributor and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

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Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. “Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 can also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Investors who rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold, purchase and exchange shares of the fund to the same extent as the applicable Retirement Plan.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Other Retirement Plans

“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

“Other Retirement Plans” do not include arrangements whereby an investor would rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”

Other Retirement Plan investors can generally invest in Class A, Class C, and Class I shares. Individual retirement vehicles may also choose between these share classes.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets”, where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R and Class I shares. Class I shares are available for exchange from Class A, Class C or Class C1 (formerly Class C) shares of the fund by participants in Eligible Investment Programs.

26	Legg Mason BW International Opportunities Bond Fund

Retirement and Institutional Investors — eligible investors cont’d

Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I or Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A, Class C and Class C1 (formerly Class C) shares, which have different investment minimums, fees and expenses.

Class A shares — Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares

•	Fund shares are held on the books of the fund through an omnibus account, and

•	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 0.75% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class C1 shares (Class C shares prior to August 1, 2012) — Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class FI shares

Class FI shares are offered only to Clients of Eligible Financial Intermediaries and Retirement Plan programs.

Legg Mason BW International Opportunities Bond Fund	27

Class R shares

Class R shares are offered only to eligible Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary), to Clients of Eligible Financial Intermediaries and through Eligible Investment Programs.

Class I shares

Class I shares are offered only to Institutional Investors and individual investors (investing directly with the fund) who meet the $1,000,000 minimum initial investment requirement, Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS. However, any investor who held Class I shares prior to November 20, 2006, is permitted to make additional investments in Class I shares.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of the fund, certain rollover IRAs and Institutional Investors. In order to purchase Class IS shares, an investor must hold its shares in one account with the fund, which account is not subject to payment of recordkeeping or similar fees by the fund to any intermediary.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

28	Legg Mason BW International Opportunities Bond Fund

Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•    Name of fund being bought

•    Class of shares being bought

•    Dollar amount or number of shares being bought

•    Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

For more information, please call the fund between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent, (iii) another Legg Mason fund or (iv) certain money market funds, in order to buy shares on a regular basis.

•    Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•    Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•    If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the fund, or consult the SAI.

Additional information about purchases

Certain Service Agents may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Service Agent could be held liable for resulting fees or losses. If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

Legg Mason BW International Opportunities Bond Fund	29

Account registration changes

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “Other things to know about transactions—Medallion signature guarantees” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

30	Legg Mason BW International Opportunities Bond Fund

Exchanging shares

Generally

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this prospectus titled “Retirement and Institutional Investors — eligible investors” or contact your financial intermediary for more information.

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, if you exchange Class C1 shares for Class C shares, you would not be permitted to exchange from Class C shares back to Class C1 shares.

An exchange of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•   If you bought shares directly from the fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•   Exchanges may be made only between accounts that have identical registrations

•   Not all funds offer all classes

•   Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

Always be sure to read the Prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•   In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge

•   Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•   You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•   Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•   The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

Legg Mason BW International Opportunities Bond Fund	31

By telephone

Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.

Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the NYSE is open.

By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•   Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•   Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the fund or consult the SAI.

32	Legg Mason BW International Opportunities Bond Fund

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge. Redemptions made through your Service Agent may be subject to transaction fees or other conditions as set by your Service Agent.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee by your bank on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Medallion signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   The dollar amount or number of shares being redeemed

•   Account number

Legg Mason BW International Opportunities Bond Fund	33

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages with such purchases and withdrawals.

The following conditions apply:

•   Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the fund or consult the SAI.

34	Legg Mason BW International Opportunities Bond Fund

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed plus any applicable service charge

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with the distributor or its affiliates.

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone, electronic or other exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, employing identification numbers, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares permanently or for a period of time

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•

Redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class)

•

Delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

Legg Mason BW International Opportunities Bond Fund	35

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”), but not from a notary public. The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below, depending on whether the account is held directly with the fund or through a Service Agent.

Direct accounts

Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 15 months. Payment of the small account fee through a redemption of fund shares also may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts. Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (iv) Class FI, Class R, Class I and Class IS shares. Please see “Retirement and Institutional Investors — eligible investors” for a further description of Retirement Plans.

36	Legg Mason BW International Opportunities Bond Fund

Other things to know about transactions cont’d

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts at other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

Some shareholders who hold accounts in Classes C and C1 (formerly Class C) of the same fund, may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

Non-direct accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and the fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The fund reserves the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

All accounts

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the fund, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by the fund’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

Legg Mason BW International Opportunities Bond Fund	37

Under the fund’s policies and procedures, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund has also adopted policies and procedures to prevent the selective release of information about the fund’s holdings, as such information may be used for market-timing and similar abusive practices.

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the fund will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service

38	Legg Mason BW International Opportunities Bond Fund

Other things to know about transactions cont’d

Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Confirmations and account statements

If you bought shares directly from the fund, you will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan, exchanges made through a systematic exchange plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

Legg Mason BW International Opportunities Bond Fund	39

Dividends, distributions and taxes

Dividends and distributions

The fund declares dividends from any net investment income daily and pays them monthly. Shares will begin to earn dividends on the settlement date of purchase.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Contact your Service Agent to discuss what options are available to you for receiving your dividends and other distributions. Your dividends and capital gain distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

If you own Class A, Class C, or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, Class C, or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000 in the fund

•	The fund is available for sale in your state

To change your election to reinvest your dividends and distributions in shares of another fund, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and distributions.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash, reinvested in additional shares of the same fund, or paid in shares of a different fund). An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions (designated as capital gain dividends)	Long-term capital gain
Dividends of investment income (including distributions of net short-term capital gain)	Ordinary income, potentially taxable for individuals at long-term capital gain rates

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. The fund does not expect any distributions to be treated as qualified dividend income, which for taxable years beginning before January 1, 2013, is taxable to noncorporate shareholders at reduced rates.

You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

After the end of the year, your Service Agent or the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are

40	Legg Mason BW International Opportunities Bond Fund

Dividends, distributions and taxes cont’d

neither a citizen nor a resident of the United States, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding.

If you do not provide the fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your distributions, dividends, and redemption proceeds. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Recent legislation will impose, beginning in 2013, a new 3.8 percent Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Distributions derived from interest on U.S. government securities (but not distributions of gain from the sale of such securities) may be exempt from certain state and local taxes. Consult your tax adviser for restrictions and details.

Legg Mason BW International Opportunities Bond Fund	41

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the NYSE is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the fund’s Board. Under the procedures, assets are valued as follows:

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

42	Legg Mason BW International Opportunities Bond Fund

Share price cont’d

•

Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

Legg Mason BW International Opportunities Bond Fund	43

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past five years, unless otherwise noted. No financial highlights are presented for Class C because no Class C shares were outstanding for the periods shown. The returns for Class C will differ from those of the other classes to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. Unless otherwise noted, this information has been audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is incorporated by reference into the fund's SAI (see back cover) and is included in the fund’s annual report. The fund’s annual report is available upon request by calling toll-free 1-877-721-1926.

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares	2011[1,2]
Net asset value, beginning of period	$12.16
Income (loss) from operations:
Net investment income	0.08
Net realized and unrealized loss	(0.25)
Total loss from operations	(0.17)
Less distributions from:
Net investment income	(0.14)
Net realized gains	(0.09)
Total distributions	(0.23)
Net asset value, end of period	$11.76
Total return[3]	(1.40)%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses	1.35%[4]
Net expenses[5,6,7]	1.00 [4]
Net investment income	3.96 [4]
Portfolio turnover rate	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (commencement of operations) to December 31, 2011.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

44	Legg Mason BW International Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares	2011[1,2]
Net asset value, beginning of period	$12.16
Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized loss	(0.25)
Total loss from operations	(0.18)
Less distributions from:
Net investment income	(0.13)
Net realized gains	(0.09)
Total distributions	(0.22)
Net asset value, end of period	$11.76
Total return[3]	(1.47)%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses	1.79%[4]
Net expenses[5,6,7]	1.45 [4]
Net investment income	3.51 [4]
Portfolio turnover rate	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (commencement of operations) to December 31, 2011.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW International Opportunities Bond Fund	45

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares	2011[1,2]
Net asset value, beginning of period	$12.16
Income (loss) from operations:
Net investment income	0.08
Net realized and unrealized loss	(0.25)
Total loss from operations	(0.17)
Less distributions from:
Net investment income	(0.14)
Net realized gains	(0.09)
Total distributions	(0.23)
Net asset value, end of period	$11.76
Total return[3]	(1.40)%
Net assets, end of period (000s)	$2,350
Ratios to average net assets:
Gross expenses	1.32%[4]
Net expenses[5,6,7]	1.00 [4]
Net investment income	4.07 [4]
Portfolio turnover rate	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (commencement of operations) to December 31, 2011.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

46	Legg Mason BW International Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares	2011[1,2]
Net asset value, beginning of period	$12.16
Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized loss	(0.25)
Total loss from operations	(0.18)
Less distributions from:
Net investment income	(0.13)
Net realized gains	(0.09)
Total distributions	(0.22)
Net asset value, end of period	$11.76
Total return[3]	(1.45)%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses	1.58%[4]
Net expenses[5,6,7]	1.25 [4]
Net investment income	3.71 [4]
Portfolio turnover rate	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (commencement of operations) to December 31, 2011.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW International Opportunities Bond Fund	47

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares	2011[1,2]
Net asset value, beginning of period	$12.16
Income (loss) from operations:
Net investment income	0.08
Net realized and unrealized loss	(0.25)
Total loss from operations	(0.17)
Less distributions from:
Net investment income	(0.14)
Net realized gains	(0.09)
Total distributions	(0.23)
Net asset value, end of period	$11.76
Total return[3]	(1.36)%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses	1.09%[4]
Net expenses[5,6,7]	0.75 [4]
Net investment income	4.22 [4]
Portfolio turnover rate	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (commencement of operations) to December 31, 2011.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

48	Legg Mason BW International Opportunities Bond Fund

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares	2011[1]	2010	2009[2]
Net asset value, beginning of year	$12.06	$12.04	$12.00
Income (loss) from operations:
Net investment income (loss)	0.50	0.41	(0.00)	[3]
Net realized and unrealized gain (loss)	(0.12)	0.44	0.04
Total income from operations	0.38	0.85	0.04
Less distributions from:
Net investment income	(0.60)	(0.78)	—
Net realized gains	(0.09)	(0.05)	—
Total distributions	(0.69)	(0.83)	—
Net asset value, end of year	$11.75	$12.06	$12.04
Total return[4]	3.19%	7.21%	0.33%
Net assets, end of year (000s)	$82,823	$33,396	$5,018
Ratios to average net assets:
Gross expenses	0.86%	2.04%	111.81%[5]
Net expenses[6,7,8]	0.65	0.65	0.65	[5]
Net investment income (loss)	4.16	3.40	(0.64)	[5]
Portfolio turnover rate	53%	49%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2009 (commencement of operations) to December 31, 2009.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 877-721-1926.

Revised April 2011

[This page is not part of the Prospectus]

Legg Mason BW

International Opportunities Bond Fund

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926, or by writing to the fund at 100 First Stamford Place, Attn: Shareholder Services — 5th floor, Stamford, CT 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-22338)

LMFX011985ST 08/12

August 1, 2012

Prospectus

Legg Mason BW

Absolute

Return

Opportunities

Fund

Class : Ticker Symbol

A :	LROAX
C :	LAOCX
C1:	LROCX
FI
R
I :	LROIX
IS

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Legg Mason BW Absolute Return Opportunities Fund

Investment objective

Positive returns that are independent of market cycles.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 47 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	2.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Management fees	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or service (12b-1) fees	0.25	1.00	0.75	0.25	0.50	None	None
Other expenses[2]	0.91	0.89	0.89	1.07	1.07	0.92	0.87
Total annual fund operating expenses	1.81	2.54	2.29	1.97	2.22	1.57	1.52
Fees waived and/or expenses reimbursed[3]	(0.61)	(0.59)	(0.59)	(0.77)	(0.77)	(0.72)	(0.77)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	1.95	1.70	1.20	1.45	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class C, FI, R and IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ (the “Board”) consent. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Legg Mason BW Absolute Return Opportunities Fund	3

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	345	725	1,129	2,256
Class C (with redemption at end of period)	298	734	N/A	N/A
Class C (without redemption at end of period)	198	734	N/A	N/A
Class C1 (Class C prior to August 1, 2012) (with or without redemption at end of period)	173	659	1,172	2,580
Class FI (with or without redemption at end of period)	122	544	991	2,234
Class R (with or without redemption at end of period)	148	621	1,120	2,494
Class I (with or without redemption at end of period)	87	425	787	1,807
Class IS (with or without redemption at end of period)	77	405	757	1,748

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 105% (not annualized) of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the Fund seeks to meet its investment objective through strategic investments in domestic and foreign fixed income securities and currencies. The fund will initiate long and short exposures by investing across bond sectors, including sovereign debt and corporate bonds; currencies; and derivative instruments. Short exposure will be established primarily through the use of derivatives, including currency forwards, interest rate swaps and futures. The portfolio managers endeavor to outperform the return of the 3-Month U.S. Treasury Bill by 300 basis points on a rolling 36-month basis, although there can be no assurance this rate of return will be achieved (the fund’s performance will not take into account sales charges or shareholder taxes, but will take into account fund expenses).

In making investment decisions on behalf of the fund, the portfolio managers apply a top-down, macro-driven investment process and invest where they believe opportunities exist with respect to interest rate levels and currency valuations. Long investments are typically concentrated in sovereign debt or currencies of 6 to 12 countries, or corporate debt of issuers in those countries, that the portfolio managers believe offer the most attractive absolute return opportunities. Short positions are typically established in interest rates or currencies that the portfolio managers believe are overvalued, will fall in value and can potentially generate absolute returns. The portfolio managers consider secular trends, political and monetary conditions and business cycle risks when making investment decisions. The portfolio managers also take into account the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

The fund typically has significant exposure to foreign currencies and foreign countries. The fund may invest a significant portion of its assets in a particular geographic region or country, including emerging market countries. Normally, not more than 20% of the fund’s assets are invested in securities or issuers in any one foreign country, other than the United States, Canada, the United Kingdom, Japan, Australia and member countries of the European Union, or denominated in any one currency, other than the U.S. dollar, the Canadian dollar, the pound, the euro, the Australian dollar or the yen.

The fund may invest in the debt and currencies of sovereign nations, as well as derivative instruments and fixed income securities that offer exposure to interest rates of sovereign nations. The fund may also invest in corporate bonds and other

4	Legg Mason BW Absolute Return Opportunities Fund

Principal investment strategies cont’d

fixed income securities. The portfolio managers intend to maintain an average weighted portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the adviser to be of comparable quality. The fund will invest in both investment grade and below investment grade securities and currencies of developed and emerging countries. Fixed income securities rated below investment grade are commonly known as “junk bonds.” Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality. Fixed income securities in which the fund may invest are debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities and municipal bonds); debt securities of supranational organizations such as bonds, debentures and freely transferable promissory notes; corporate debt securities, including debentures, bonds (including zero coupon bonds), convertible and non-convertible notes, commercial paper, certificates of deposits, freely transferable promissory notes and bankers acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; mortgage-backed securities (including collateralized debt obligations); asset-backed securities ; emerging markets debt; and high yield debt (often called “junk bonds”).

The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from -5 to +5 years. The fund may have a negative weighted average effective duration due to holding certain instruments that have negative effective duration, such as through the use of derivative instruments.

The fund achieves certain investment exposures, including short positions, primarily through derivative transactions, including foreign currency forwards, bond futures, interest rate futures, swaps (including interest rate, total return and inflation swaps), credit default swaps, credit default swap index products, instruments involved in currency risk management strategies, including cross hedges, options and options on futures and warrants. The Fund may use derivatives to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The fund’s use of derivatives may be extensive. However, the notional principal of the fund’s aggregate net short currency exposure will not be lower than -70% of the fund’s total assets. When the fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective. The fund may enter into repurchase agreements and reverse repurchase agreements for cash management purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations

Legg Mason BW Absolute Return Opportunities Fund	5

around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the countries experiencing the difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect . In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Absolute return strategy risk. The fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to try to preserve capital while maximizing absolute returns. The portfolio managers do not attempt to keep the portfolio structure or the fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of absolute return strategies is typically substantially independent of longer term movements in the stock and bond markets. Interest rate levels and currency valuations will not always respond as the portfolio managers' expect and portfolio securities may remain over- or under-valued. Because a significant portion of the fund’s assets may be invested in a particular geographic region or country, the value of fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that is not so invested.

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

6	Legg Mason BW Absolute Return Opportunities Fund

Certain risks cont’d

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates. This may cause the fund’s share price to be more volatile.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks are greater for investments in emerging market countries. Emerging market countries tend to have economic, political systems, and legal systems that are less fully developed and are less stable than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements, a type of derivative instrument, will tend to shift the fund’s investment exposure from one type of investment to another. Credit default swap contracts, a type of derivative instrument, involve special risks, including leverage risks, liquidity risks and increased credit risk, and may result in sudden and substantial losses to the fund. They may also be difficult to value.

Legg Mason BW Absolute Return Opportunities Fund	7

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio managers may determine not to hedge its currency risks.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets may, in some circumstances, limit the portfolio managers' flexibility.

Short positions risk. The fund may suffer significant losses if assets on which the fund holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short transaction. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security on which the fund holds a short position.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

* * *

These risks are discussed in more detail later in this Prospectus or in the SAI.

8	Legg Mason BW Absolute Return Opportunities Fund

Performance

The fund commenced operations on February 26, 2011; therefore, it does not have a calendar’s year worth of performance to report. Accordingly, performance charts are not included.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Brandywine Global Investment Management, LLC

Portfolio managers: Stephen S. Smith and David F. Hoffman, CFA, have been the fund’s Portfolio Managers since 2011. John P. McIntyre, CFA has been the fund’s Portfolio Manager/Senior Research Analyst since 2012 and was the fund’s Associate Portfolio Manager/Senior Research Analyst from 2011-2012. Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since 2012.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

As of August 1, 2012, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class C1[2] (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
General	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	1 million/None*	N/A
Eligible Investment Programs	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	None/None	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	N/A(+)	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None

[1]

Initial investments in Class C shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C shares.

[2]

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Legg Mason BW Absolute Return Opportunities Fund	9

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

10	Legg Mason BW Absolute Return Opportunities Fund

More on the fund’s investment strategies, investments and risks

The fund seeks to generate positive returns that are independent of market cycles.

Duration

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The assumptions that are made about a security’s features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security’s price sensitivity to changes in yield or interest rates.

Defensive investing and cash management

When cash is temporarily available, or for temporary defensive purposes, when the portfolio managers believe such action is warranted by abnormal market, economic or other situations, the fund may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities and repurchase agreements for such instruments. If the fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not make use of all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

*  *  *

The fund’s investment strategies may be changed by the Board without shareholder approval. The fund’s investment objective may also be changed by the Board without shareholder approval and on notice to shareholders.

More on risks of investing in the fund

Market and interest rate risk. The market prices of fixed income and other securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related instruments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers, and whether or not the fund invests in securities of issuers located in or with significant exposure

Legg Mason BW Absolute Return Opportunities Fund	11

to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market prices and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Rates of interest income generated by the fund may decline due to a decrease in market interest rates.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region or about market movements may prove to be incorrect. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Absolute return strategy risk. The fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to try to preserve capital while maximizing absolute returns. The portfolio managers do not attempt to keep the portfolio structure or the fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of absolute return strategies is typically substantially independent of longer term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the portfolio managers

12	Legg Mason BW Absolute Return Opportunities Fund

More on the fund’s investment strategies, investments and risks cont’d expect and portfolio securities may remain over- or under-valued. Because a significant portion of the fund’s assets may be invested in a particular geographic region or country, the value of fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that is not so invested.

Liquidity risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemption requests or for other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell an investment because the market is illiquid, losses may be magnified. In addition, when there is illiquidity in the market for certain investments, the fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

In addition to the policies described elsewhere in this Prospectus, the fund may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures (and options thereon), forwards, and options. However, these instruments may not always work as intended, and in certain cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See “Hedging risk” below for more information.

Leveraging risk. Leverage is the ability to earn a return on a capital base that is larger than the fund’s net assets. Use of leverage can magnify the effect any increase or decrease in the value of the fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if the fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund’s shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. The fund will also incur interest expense on any money borrowed. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Certain other investment techniques that the fund may utilize may also create leverage.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy or a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

The fund is subject to greater levels of credit risk because it invests in below investment grade debt securities (that is, securities rated below Baa/BBB or unrated securities of comparable quality), or “junk bonds”. These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Legg Mason BW Absolute Return Opportunities Fund	13

The fund may hold securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. The fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

High yield or “junk” bond risk. High yield securities, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then-current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund’s return is similar to that discussed above for “Prepayment or call risk.”

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

14	Legg Mason BW Absolute Return Opportunities Fund

More on the fund’s investment strategies, investments and risks cont’d

In response to the recent financial crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. Among other things, the Federal Reserve has attempted to keep mortgage rates low by acting as a buyer of mortgage-backed assets. It is anticipated that this support will end, and mortgage rates may rise and prices of mortgaged-backed securities may fall when that happens. To the extent the fund’s assets are invested in mortgage-backed securities, returns to fund investors may decline.

Extension risk. If interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities’ effective maturity magnifies the price decline caused by the increase in interest rates.

Foreign investments risk. The fund’s investments in securities of foreign issuers or instruments with exposure to real or physical assets located outside of the United States (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than domestic investments. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country’s courts.

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Because the fund may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the portfolio managers. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s market, interest rate or currency exposure. In addition, the risk of loss on “short” derivative positions, the values of which move in the opposite direction from the price of the underlying asset, is potentially unlimited. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the portfolio managers’ ability to analyze and manage derivative transactions. The fund may not

Legg Mason BW Absolute Return Opportunities Fund	15

fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the underlying instruments. Using derivatives may increase volatility, which is the degree to which the fund’s share price fluctuates within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund’s use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a regulated investment company, and thus the amount of taxes payable by shareholders.

Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

In times of market turmoil or abrupt change, many investors and market makers may hesitate to purchase complex instruments or even quote prices for them, which may make valuation difficult and/or drive down the price.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the fund agrees to exchange fixed rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to the effect of market interest rates on the value of the security.

Credit default swap contracts involve special risks and may result in sudden and substantial losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.

Credit default swap index products provide exposure to multiple credit default swaps. Such investments are subject to the risks associated with investments in credit default swaps discussed above.

Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Currency derivatives risk. The fund may use currency futures, forwards or options in an attempt to increase returns, or hedge a portion of its currency risk. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Hedging risk. The decision as to whether and to what extent the fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the fund and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they

16	Legg Mason BW Absolute Return Opportunities Fund

More on the fund’s investment strategies, investments and risks cont’d are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Short positions risk. The fund may suffer significant losses if assets on which the fund holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short transaction. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security on which the fund holds a short position. Such transactions create leverage (see “Leveraging risk”).

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective. Although the portfolio managers have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Valuation risk. Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies may be materially affected by events that occur after the fund’s pricing agent obtains the market quotes on which those assets are valued, but before the fund determines its net asset value.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments due to rebalancings of a fund of funds’ portfolio. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. The portfolio managers may take such actions as they deem appropriate to minimize any adverse impact, considering the potential benefits of such investments to the fund and consistent with their obligations to the fund.

*  *  *

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Legg Mason BW Absolute Return Opportunities Fund	17

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

More on fund management

Manager and adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of December 31, 2011, LMPFA’s total assets under management were approximately $173.2 billion.

LMPFA has retained Brandywine Global Investment Management, LLC (“Brandywine Global”), 2929 Arch Street, Philadelphia, Pennsylvania 19104, as investment adviser to the fund. Brandywine Global provides investment management services to the fund, which includes making investment decisions to buy, sell or hold a particular security. Brandywine Global acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine Global were approximately $33.1 billion as of December 31, 2011.

LMPFA and Brandywine Global are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio managers

Stephen S. Smith, David F. Hoffman, CFA and John P. McIntyre, CFA are the fund’s Portfolio Managers and are responsible for the day-to-day management of the fund. Mr. Smith is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1991. Mr. Hoffman is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1995. Mr. McIntyre was the fund’s Associate Portfolio Manager/Senior Research Analyst since 2011 and since 2012 is a Portfolio Manager/Senior Research Analyst. Mr. McIntyre is responsible for research and market insight for the fund and has been employed at Brandywine Global since 1998. Brian R. Hess has been the fund’s Associate Portfolio Manager/Senior Research Analyst since 2012. Mr. Hess is responsible for research and market insight for the fund and has been employed at Brandywine Global since 2003.

The fund’s SAI provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the fund.

Management fee

The fund will pay LMPFA a fee for investment management services at an annual rate of 0.65% on the fund’s average daily net assets up to the first $1 billion; 0.625% on the fund’s average daily net assets between $1 billion and $2 billion; 0.60% on the fund’s average daily net assets between $2 billion and $5 billion; 0.575% on the fund’s average daily net assets between $5 billion and $10 billion; and 0.55% on the fund’s average daily net assets exceeding $10 billion. For its services during the fiscal year ended October 31, 2011, the fund did not pay LMPFA any management fee (net of any fee waivers or reimbursements) for investment management services.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and investment advisory agreement is available in the fund’s semi-annual report to shareholders for the period ended April 30, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and

18	Legg Mason BW Absolute Return Opportunities Fund

More on fund management cont’d

expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.20%, 1.95%,1.70%, 1.20%, 1.45%, 0.85% and 0.75% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, Inc., serves as the fund’s sole and exclusive distributor.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C shares.

For Class C1 (formerly Class C) shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.50% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C1 shares.

For Class FI shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares.

For Class R shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class R shares.

In addition, the distributor, the manager, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager and the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the adviser, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Legg Mason BW Absolute Return Opportunities Fund	19

Choosing a class of shares to buy

Individual investors can generally invest in Class A and Class C shares. Individual investors who invest directly with the fund and who meet the $1,000,000 minimum initial investment requirement may purchase Class I shares. Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them.

Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

When choosing between Class A and Class C shares, keep in mind that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

As of August 1, 2012, the fund will reclassify the existing Class C shares as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

Each class of shares except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class C shares and certain Class A shares

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

20	Legg Mason BW Absolute Return Opportunities Fund

Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class C, Class FI, Class R, Class I or Class IS shares or, if you plan to purchase shares through the fund, contact the fund. As of August 1, 2012, Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plans). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 2.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $500,000 or more	0.50% on purchases of $500,000 or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A and Class C1	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class C1 (Class C prior to August 1, 2012)

•    Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•    No initial or contingent deferred sales charge

•    Does not convert to Class A

•    Generally higher annual expenses than Class A

		None	None	0.75% of average daily net assets	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares.
Class FI	• No initial or contingent deferred sales charge • Only offered to Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	0.25% of average daily net assets	Class FI shares of funds sold by the distributor

Legg Mason BW Absolute Return Opportunities Fund	21

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class R

•    No initial or contingent deferred sales charge

•    Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund, Clients of Eligible Financial Intermediaries and Eligible Investment Programs

		None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class I	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than all classes except for Class IS	None	None	None	Class I shares of funds sold by the distributor
Class IS	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than the other classes	None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent or the fund about the funds available for exchange.

22	Legg Mason BW Absolute Return Opportunities Fund

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent (“broker/dealer commission”). For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment ($)	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than 100,000	2.25	2.30	2.00
100,000 but less than 250,000	1.50	1.52	1.25
250,000 but less than 500,000	1.25	1.27	1.00
500,000 or more[1]	0.00	0.00	up to 0.50

[1]

The distributor may pay a commission of up to 0.50% to a Service Agent for purchase amounts of $500,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $500,000 or more

You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 0.50%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

•	Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Legg Mason BW Absolute Return Opportunities Fund	23
•

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent or the fund for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents

•	Investors who redeemed at least the same amount of Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain retirement plans

•	Investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the fund at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class C1 shares (Class C shares prior to August 1, 2012)

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

24	Legg Mason BW Absolute Return Opportunities Fund

Sales charges cont’d

You buy Class C1 shares at net asset value with no initial sales charge and no contingent deferred sales charge. However, if you exchange Class C1 shares that were not subject to a contingent deferred sales charge when initially purchased for Class C1 shares of a fund that imposes a contingent deferred sales charge, your contingent deferred sales charge will be measured from the date of your exchange.

Service Agents will receive an annual distribution and/or service fee of up to 0.75% of the average daily net assets represented by the Class C1 shares serviced by them.

Class FI shares

You buy Class FI shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them.

Class R shares

You buy Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents receive an annual distribution and/or service fee of up to 0.50% of the average daily net assets represented by Class R shares serviced by them.

Class I shares and Class IS shares

You buy Class I shares and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I shares and Class IS shares are not subject to any distribution and/or service fees.

Legg Mason BW Absolute Return Opportunities Fund	25

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund sold by the distributor and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

26	Legg Mason BW Absolute Return Opportunities Fund

Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. “Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 can also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Investors who rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold, purchase and exchange shares of the fund to the same extent as the applicable Retirement Plan.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Other Retirement Plans

“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

“Other Retirement Plans” do not include arrangements whereby an investor would rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”

Other Retirement Plan investors can generally invest in Class A, Class C, and Class I shares. Individual retirement vehicles may also choose between these share classes.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets”, where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R and Class I shares. Class I shares are available for exchange from Class A, Class C or Class C1 (formerly Class C) shares of the fund by participants in Eligible Investment Programs.

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Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I or Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A, Class C and Class C1 (formerly Class C) shares, which have different investment minimums, fees and expenses.

Class A shares — Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares

•	Fund shares are held on the books of the fund through an omnibus account, and

•	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 0.50% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class C1 shares (Class C shares prior to August 1, 2012) — Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class FI shares

Class FI shares are offered only to Clients of Eligible Financial Intermediaries and Retirement Plan programs.

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Retirement and Institutional Investors — eligible investors cont’d

Class R shares

Class R shares are offered only to eligible Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary), to Clients of Eligible Financial Intermediaries and through Eligible Investment Programs.

Class I shares

Class I shares are offered only to Institutional Investors and individual investors (investing directly with the fund) who meet the $1,000,000 minimum initial investment requirement, Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS. However, any investor who held Class I shares prior to November 20, 2006, is permitted to make additional investments in Class I shares.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of the fund, certain rollover IRAs and Institutional Investors. In order to purchase Class IS shares, an investor must hold its shares in one account with the fund, which account is not subject to payment of recordkeeping or similar fees by the fund to any intermediary.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

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Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

For more information, please call the fund between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent, (iii) another Legg Mason fund or (iv) certain money market funds, in order to buy shares on a regular basis.

•   Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•   Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•   If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the fund, or consult the SAI.

Additional information about purchases

Certain Service Agents may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Service Agent could be held liable for resulting fees or losses. If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

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Buying shares cont’d

Account registration changes

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “Other things to know about transactions––Medallion signature guarantees” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

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Exchanging shares

Generally

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this prospectus titled “Retirement and Institutional Investors —eligible investors” or contact your financial intermediary for more information.

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, if you exchange Class C1 shares for Class C shares, you would not be permitted to exchange from Class C shares back to Class C1 shares.

An exchange of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•   If you bought shares directly from the fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•   Exchanges may be made only between accounts that have identical registrations

•   Not all funds offer all classes

•   Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

•   Always be sure to read the Prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•   In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge

•   Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•   You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•   Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•   The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

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Exchanging shares cont’d

By telephone

Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.

Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the NYSE is open.

By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•   Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•   Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the fund or consult the SAI.

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Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge. Redemptions made through your Service Agent may be subject to transaction fees or other conditions as set by your Service Agent.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee by your bank on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption.

By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Medallion signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   The dollar amount or number of shares being redeemed

•   Account number

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Redeeming shares cont’d

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages with such purchases and withdrawals.

The following conditions apply:

•   Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the fund or consult the SAI.

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Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed plus any applicable service charge

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with the distributor or its affiliates.

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone, electronic or other exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, employing identification numbers, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares permanently or for a period of time

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•

Redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class)

•

Delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

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Other things to know about transactions cont’d

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”), but not from a notary public. The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below, depending on whether the account is held directly with the fund or through a Service Agent.

Direct accounts

Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 15 months. Payment of the small account fee through a redemption of fund shares also may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts. Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (iv) Class FI, Class R, Class I and Class IS shares. Please see “Retirement and Institutional Investors — eligible investors” for a further description of Retirement Plans.

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If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts at other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

Some shareholders who hold accounts in Classes C and C1 (formerly Class C) of the same fund, may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

Non-direct accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and the fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The fund reserves the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

All accounts

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the fund, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by the fund’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

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Other things to know about transactions cont’d

Under the fund's policies and procedures, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund has also adopted policies and procedures to prevent the selective release of information about the fund’s holdings, as such information may be used for market-timing and similar abusive practices.

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the fund will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service

Legg Mason BW Absolute Return Opportunities Fund	39

Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Confirmations and account statements

If you bought shares directly from the fund, you will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan, exchanges made through a systematic exchange plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

40	Legg Mason BW Absolute Return Opportunities Fund

Dividends, distributions and taxes

Dividends and distributions

The fund declares dividends from any net investment income daily and pays them monthly. Shares will begin to earn dividends on the settlement date of purchase.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Contact your Service Agent to discuss what options are available to you for receiving your dividends and other distributions. Your dividends and capital gain distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

If you own Class A, Class C, or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, Class C, or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000 in the fund

•	The fund is available for sale in your state

To change your election to reinvest your dividends and distributions in shares of another fund, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and distributions.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash, reinvested in additional shares of the same fund, or paid in shares of a different fund). An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions (designated as capital gain dividends)	Long-term capital gain
Dividends of investment income (including distributions of net short-term capital gain)	Ordinary income, potentially taxable for individuals at long-term capital gain rates

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. The fund does not expect any distributions to be treated as qualified dividend income, which for taxable years beginning before January 1, 2013, is taxable to noncorporate shareholders at reduced rates.

You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

After the end of the year, your Service Agent or the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, the fund will withhold federal income tax at the rate of

Legg Mason BW Absolute Return Opportunities Fund	41

30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding.

If you do not provide the fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your distributions, dividends, and redemption proceeds. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Recent legislation will impose, beginning in 2013, a new 3.8 percent Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Distributions derived from interest on U.S. government securities (but not distributions of gain from the sale of such securities) may be exempt from certain state and local taxes. Consult your tax adviser for restrictions and details.

42	Legg Mason BW Absolute Return Opportunities Fund

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the NYSE is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the fund’s Board. Under the procedures, assets are valued as follows:

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

•

Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could

Legg Mason BW Absolute Return Opportunities Fund	43

be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

44	Legg Mason BW Absolute Return Opportunities Fund

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the periods shown. Class C, Class FI, Class R and Class IS shares of the fund have not begun operations as of the end of the fiscal year and therefore have no financial highlights to report. The returns for Class C, Class FI, Class R and Class IS shares will differ from those of other classes to the extent that their expenses differ. Certain information reflects financial results for a single fund share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. Unless otherwise noted, this information has been audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is incorporated by reference into the fund’s SAI (see back cover) and is included in the fund’s annual report. The financial information shown below for the six-month period ended April 30, 2012 is unaudited. The fund’s annual report and semi-annual report are available upon request by calling toll-free 1-877-721-1926.

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011[3]
Net asset value, beginning of period	$11.91	$12.00
Income (loss) from operations:
Net investment income	0.13	0.16
Net realized and unrealized gain (loss)	0.35	(0.10)
Total income from operations	0.48	0.06
Less distributions from:
Net investment income	(0.12)	(0.15)
Net realized gains	(0.06)	—
Total distributions	(0.18)	(0.15)
Net asset value, end of period	$12.21	$11.91
Total return[4]	4.06%	0.51%
Net assets, end of period (000s)	$26,957	$22,560
Ratios to average net assets:
Gross expenses[5]	1.66%	2.41%
Net expenses[5,6,7,8]	1.16	1.20
Net investment income[5]	2.25	2.05
Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW Absolute Return Opportunities Fund	45

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2011[3]
Net asset value, beginning of period	$11.91	$12.00
Income (loss) from operations:
Net investment income	0.11	0.12
Net realized and unrealized gain (loss)	0.34	(0.10)
Total income from operations	0.45	0.02
Less distributions from:
Net investment income	(0.09)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.15)	(0.11)
Net asset value, end of period	$12.21	$11.91
Total return[4]	3.80%	0.18%
Net assets, end of period (000s)	$17,915	$14,569
Ratios to average net assets:
Gross expenses[5]	2.17%	2.90%
Net expenses[5,6,7,8]	1.66	1.70
Net investment income[5]	1.76	1.56
Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

46	Legg Mason BW Absolute Return Opportunities Fund

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2012[2]
Net asset value, beginning of period	$11.91
Income from operations:
Net investment income	0.14
Net realized and unrealized gain	0.33
Total income from operations	0.47
Less distributions from:
Net investment income	(0.12)
Net realized gains	(0.06)
Total distributions	(0.18)
Net asset value, end of period	$12.20
Total return[3]	3.96%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses[4]	1.89%
Net expenses[4,5,6,7]	1.20
Net investment income[4]	2.27
Portfolio turnover rate	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (inception date) through April 30, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW Absolute Return Opportunities Fund	47

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2012[2]
Net asset value, beginning of period	$11.91
Income from operations:
Net investment income	0.12
Net realized and unrealized gain	0.34
Total income from operations	0.46
Less distributions from:
Net investment income	(0.11)
Net realized gains	(0.06)
Total distributions	(0.17)
Net asset value, end of period	$12.20
Total return[3]	3.83%
Net assets, end of period (000s)	$10
Ratios to average net assets:
Gross expenses[4]	2.15%
Net expenses[4,5,6,7]	1.45
Net investment income[4]	2.02
Portfolio turnover rate	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (inception date) through April 30, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

48	Legg Mason BW Absolute Return Opportunities Fund

Financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011[3]
Net asset value, beginning of period	$11.91	$12.00
Income (loss) from operations:
Net investment income	0.16	0.19
Net realized and unrealized gain (loss)	0.33	(0.10)
Total income from operations	0.49	0.09
Less distributions from:
Net investment income	(0.14)	(0.18)
Net realized gains	(0.06)	—
Total distributions	(0.20)	(0.18)
Net asset value, end of period	$12.20	$11.91
Total return[4]	4.14%	0.76%
Net assets, end of period (000s)	$27,968	$6,217
Ratios to average net assets:
Gross expenses[5]	1.29%	2.15%
Net expenses[5,6,7,8]	0.85	0.85
Net investment income[5]	2.66	2.44
Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

Legg Mason BW Absolute Return Opportunities Fund	49

Related performance

Performance of related funds and accounts

As of the date of this Prospectus, the fund does not have a calendar year’s worth of performance to report. Brandywine Global manages other funds and separate accounts with investment objectives, policies and strategies that are substantially similar to the fund (“Absolute Return Accounts”). Below you will find information about the prior performance of the Absolute Return Composite (the “Composite”), which is comprised of all Absolute Return Accounts. These are fully discretionary, fee-paying and actively managed accounts. The separate accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected the performance result of the Composite.

The performance of the Composite does not represent the past performance of the fund and is not an indication of the future performance of the fund. You should not assume that the fund will have the same performance as the Composite. The performance of the fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows between the fund and the Absolute Return Accounts. The separate accounts in the Composite generally have lower expenses and are sold through different distribution channels than the fund. The performance of the Composite has not been adjusted to reflect the higher fees and expenses of the fund. If the performance had been so adjusted, returns would have been lower than those shown.

The following information illustrates the changes in the “gross” and “net” performance of the Composite from year to year, and compares them to the performance of a market index over various periods of time. “Gross” performance is calculated after the deduction of trading commissions. “Net” performance is calculated from gross returns after quarterly deducting the highest investment advisory fee charged to Absolute Return Accounts (1.25% per annum).

Absolute return composite

Calendar year total returns this performance is not the past or future performance of the fund

Average Annual Total Returns (%)

Best quarter (ended on 06/30/09): 8.00 (gross), 7.68 (net) Worst quarter (ended on 12/31/08): (2.30) (gross), (2.60) (net)

Annualized total returns (for periods ended December 31, 2011) (%)
Absolute Return Composite[1]	1 year	Since inception	Inception date
Gross returns before taxes	3.51	5.59	06/01/2008
Net returns before taxes	2.23	4.29
Returns after taxes on distributions	N/A	N/A
Returns after taxes on distributions and sale of fund shares	N/A	N/A
3 Month London-Interbank Offered Rate (LIBOR)–British Bankers Association Fixing for U.S. Dollar (reflects no deductions for fees, expenses or taxes)[2]	0.07	0.32

1.

The Composite does not include any SEC-registered entities. However, Composite returns are calculated in compliance with GIPS® standards on a trade date basis, and include accrued income and capital gains, Monthly composite returns are calculated by weighting monthly account returns by their beginning market values, Account returns are adjusted for interim cash flows using a cash-flow weighting method. Quarterly composite returns are time-weighted by linking monthly asset weighted composite returns through compounded multiplication.

[2].

The Composite returns are benchmarked to the 3 Month London-Interbank Offered Rate (LIBOR)–British Bankers Association Fixing for U.S. Dollar (“BBA USD LIBOR”). The rate is an average derived from the quotations provided by the banks determined by the British Bankers’ Association. The top and bottom quartile is eliminated and an average of the remaining quotations calculated to arrive at fixing. BBA USD LIBOR is calculated on an ACT/360 basis and for value two business days after the fixing. “Since Inception” returns are shown for the period beginning June 1, 2008.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 877-721-1926.

Revised April 2011

[This page is not part of the Prospectus]

Legg Mason BW

Absolute Return Opportunities Fund

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926, or by writing to the fund at 100 First Stamford Place, Attn: Shareholder Services — 5th floor, Stamford, CT 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-22338)

LMFX013065ST 08/12

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason BW Global Opportunities Bond Fund

Legg Mason BW International Opportunities Bond Fund

Managed by Brandywine Global Investment Management, LLC

Class A Shares, Class C Shares, Class C1 Shares, Class FI Shares, Class R Shares, Class I Shares and Class IS Shares

Fund	Class	Ticker Symbol
Global Opportunities Bond Fund	A	GOBAX
	C	LGOCX
	C1	GOBCX
	FI	GOBFX
	R	LBORX
	I	GOBIX
	IS	GOBSX

International Opportunities Bond Fund	A	LWOAX
	C	LIOCX
	C1	LWOCX
	FI	LWOFX
	R	LWORX
	I	LWOIX
	IS	LMOTX

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2012

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the funds’ Prospectuses dated August 1, 2012 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). The funds’ financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the fund’s annual report to shareholders into (and are therefore legally part of) this SAI. A copy of the Prospectus or the annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling the funds at 1-877-721-1926 or by visiting the funds’ website at www.leggmason.com/individualinvestors.

Legg Mason Investor Services, LLC

55 Water Street

New York, New York 10041

1-877-721-1926

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this SAI do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

Description of the Funds

Legg Mason Global Asset Management Trust (the “Trust”) is an open-end management investment company that was established on October 7, 2009.

Legg Mason International Opportunities Bond Fund (“International Opportunities”) is a separate non-diversified series of the Trust, a Maryland statutory trust. Effective May 21, 2010, the Board of Trustees of the Trust (the “Board”) changed International Opportunities’ name from Legg Mason International Opportunities Bond Fund to Legg Mason BW International Opportunities Bond Fund.

On April 30, 2012, Legg Mason BW Global Opportunities Bond Fund (“Global Opportunities”),was redomiciled as a separate non-diversified series of the Trust. Prior to April 30, 2012, Global Opportunities was a series of a corporation named Legg Mason Charles Street Trust, Inc. (“Corporation”) which was incorporated in Maryland on January 13, 1998. Prior to April 27, 2001, Legg Mason Charles Street Trust, Inc. was known as “LM Institutional Fund Advisors II, Inc.” Effective October 5, 2009, the Board of Directors of the Corporation changed Global Opportunities’ name from Global Opportunities Bond Fund to Legg Mason Global Opportunities Bond Fund. Effective May 21, 2010, the Board of Directors of the Corporation changed Global Opportunities’ name from Legg Mason Global Opportunities Bond Fund to Legg Mason BW Global Opportunities Bond Fund.

Global Opportunities and International Opportunities are each referred to herein as a “fund”.

Fund Policies

The following information supplements the information concerning each fund’s investment objective, policies and limitations found in its Prospectus.

Each fund’s investment objective is to maximize total return consisting of income and capital appreciation. Further, each fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders.

Each fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.	Borrowing: Each fund may not borrow money, except (1) in an amount not exceeding 33-1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.	Underwriting: Each fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent a fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.	Loans: Each fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: Each fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

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5.	Real Estate: Each fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.	Commodities: Each fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.	Concentration: Global Opportunities may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit a fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

International Opportunities may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in a particular industry or group of industries. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of each fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of a fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Non-Diversified Fund. Each fund is non-diversified; however, each fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer, and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements must be satisfied at the close of each quarter of the fund’s taxable year. See “Additional Tax Information.”

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Unless otherwise stated, each fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval. The following are some of the non-fundamental investment limitations that each fund currently observes:

1.	Borrowing: Each fund will not borrow for investment purposes in an amount in excess of 5% of its total assets.

2.	Illiquid Securities: Each fund may invest up to 15% of its net assets in illiquid securities.

3.	Short Sales: Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4.	Margin Purchases: Each fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

5.	Investment Companies: Each fund may not invest in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation. An investment will be deemed to have been made at the time a fund enters into a binding commitment to complete the investment. Each fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage. If, due to subsequent fluctuations in value or any other reasons, the value of a fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

Investment Strategies and Risks

The following applies to each fund, unless otherwise indicated:

Foreign Securities

Investment in securities of foreign issuers, foreign currencies and securities of U.S. issuers with substantial foreign operations (collectively, “foreign investments”) present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement

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practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return can be earned thereon. The inability of a fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since each fund may invest in securities denominated in currencies other than the U.S. dollar and since a fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of a fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

Each fund may invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian sub-continent, Southern and Eastern Europe, the Middle East and Africa). The risks of foreign investment are greater for investments in emerging markets. Because of the special risks associated with investing in emerging markets, an investment in the funds should be considered speculative.

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. In such a case, a fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some

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future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if a fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund’s portfolio securities in such markets may not be readily available.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of a fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.

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Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investments.

Foreign Currency Exposure

Each fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of a fund’s investment performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, speculation, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation and other economic and financial conditions affecting the world economy. Each fund may also be affected favorably or unfavorably by exchange control regulations.

A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund’s net asset value (“NAV”) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which a fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Fluctuations in currency exchange rates may affect the performance of emerging market issuers in which a fund invests without regard to the effect such fluctuations have on income received or gains realized by the fund. Given the level of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risk (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To some extent, if forward markets are available, currency exchange risk can be managed through hedging operations. However, governmental regulations and limited currency exchange markets in most emerging markets make it highly unlikely that a fund will be able to engage in any hedging operations in these markets, at least in the foreseeable future. If hedging opportunities become available and the adviser elects to employ them, a fund may incur investment risks and substantial transaction costs to which it would not otherwise be subject. Whether or not it hedges, a fund will incur transaction costs in connection with conversions between various currencies.

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Foreign Currency Exchange-Related Securities and Warrants

Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Debt Securities

Each fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, each fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

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Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Each fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of a fund’s portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. Each fund’s investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Generally, debt securities rated below BBB by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by Fitch Ratings’ (“Fitch”) and unrated securities of comparable quality, are considered below investment grade, but offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Such securities are commonly referred to as “junk bonds.” Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for issuers of higher grade debt securities. Debt securities rated C by Moody’s, S&P or Fitch are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities. The ratings of S&P, Moody’s and Fitch represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody’s, S&P and Fitch is included in Appendix A.

The adviser considers bonds to be below investment grade if they are rated below Baa/BBB by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) that provides such a rating, or unrated securities determined by the adviser to be of comparable quality. The adviser will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, a fund may purchase a security with the lowest rating.

In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect

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the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by a fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

RISKS OF LOWER-RATED SECURITIES. A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a fund’s ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If a fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund’s investment portfolio and increasing the exposure of the fund to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Board believes accurately reflects fair value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a fund could find it more difficult to sell these securities without adversely affecting the market price, or may be able to sell the securities only at prices lower than if such securities were widely traded.

Short-Term Corporate Debt Securities and Short-Term Instruments

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business and statutory trusts, in order to finance their short-term credit needs. Corporate debt securities

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include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

Each fund also may invest in commercial paper issued in bearer form by banks or bank holding companies and finance companies. A fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. A fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

Bank obligations in which a fund may invest include certificates of deposit, bankers’ acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. Each fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, a fund will generally assume positions considerably in excess of the insurance limits.

Each fund may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by a fund. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

U.S. Government Obligations and Related Securities

U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”) and Small Business Administration are backed by the “full faith and credit” of the U.S. Government. Other U.S. Government obligations may or may not be backed by the “full faith and credit” of the U.S. Government. In the case of securities not backed by the “full faith and credit” of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, Fannie Mae and Freddie Mac) for ultimate repayment and may not be able to assert a claim against the U.S. Government itself if the agency or instrumentality does not meet its commitments.

Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter (“OTC”) market.

Each fund may invest in U.S. Government obligations and related participation interests. In addition, each fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or

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both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws. Generally, the funds will consider all interest-only or principal-only (See “Mortgage-Related Securities” below) fixed income securities as illiquid.

Sovereign Government and Supranational Debt

Each fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions.

Investments in debt securities issued by foreign governments and their political subdivisions or agencies (“Sovereign Debt”) involve special risks. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and a fund may have limited legal recourse in the event of a default. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country’s trading partners or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency.

Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult.

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The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the adviser endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a fund to suffer a loss of interest or principal on any of its holdings.

Each fund may invest in debt securities issued by supranational entities. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Included among these organizations are the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Preferred Stock

Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value. If a convertible security held by a fund is called for redemption, the fund will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser. Moody’s describes securities rated “Ba” as having speculative elements and subject to substantial credit risk.

Each fund has no current intention of converting or exchanging any convertible securities it may own into equity or holding them as equity upon conversion or exchange, although it may do so for temporary purposes. Any of these actions could have an adverse effect on a fund’s ability to achieve its objective.

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Zero Coupon and Pay-In-Kind Bonds

Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, a fund is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Indexed Securities

Each fund may purchase various fixed income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on a fund. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Each fund may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if a fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond. Each fund may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value caused by an increase in the index the inflation-indexed securities is tied to is taxable in the year the increase occurs, even though a fund will not receive the adjusted principal amount until the bond matures. Thus, a fund could be required to sell other securities to pay taxes on this unrealized income, including when it is not advantageous to do so. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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U.S. Treasury Inflation-Protected Securities (“TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

TIPS have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for TIPS, even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, a fund is subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If a fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

Mortgage-Related Securities

Following the start of the financial crisis in 2007-2008, there have been a large number of home foreclosures in the United States, and it seems likely there will be still more in the months to come. Court challenges to some of these foreclosure actions have revealed problems in the legal documentation underlying some mortgages and some mortgage-backed securities, and have challenged methods used by some mortgage holders to process large numbers of foreclosures and mortgage loan assignments quickly and inexpensively. Additionally, as a result of the financial crisis, a large number of these homes are “under water” — that is, the current market value of the home is less than the amount owed on the mortgage. All of these problems have the potential to affect the value of mortgage-backed securities. The effect of these problems on the value of mortgage-backed securities is lessened to the extent that the securities are over-collateralized, privately insured or backed by the entities sponsored by the federal government. However, there is no assurance that these sources will always be available to provide the necessary support.

For example, Fannie Mae and Freddie Mac (the “GSEs”) are government-related guarantors of mortgage-backed securities. While the GSEs guarantee timely payments on pass-through securities that they issue, those securities are not backed by the full faith and credit of the U.S. Government. In 2008, due to GSE capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) to place the GSEs in conservatorship. Since that time, the GSEs have received significant capital support from Treasury and the Federal Reserve. Treasury announced in December 2009 that it would continue its support for the GSEs’ capital as necessary to prevent a negative net worth through at least 2012. No assurance can be given beyond that date that the GSEs will remain successful in meeting their obligations with respect to the securities they issue or have issued.

In addition, the problems faced by the GSEs sparked serious debate among federal policy makers regarding the GSEs’ continued role in providing liquidity for mortgage loans. The Obama Administration issued a proposal in February 2011 to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would

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reform the GSEs, addressing portfolio limits and guarantee fees, among other issues. Policy makers continue to discuss whether the GSEs should be nationalized, privatized, or eliminated altogether.

With the GSEs’ future under serious imminent debate, the nature and scope of their future guarantee obligations are likely to be considerably limited. More broadly, it is not clear what the effect would be on the overall market for mortgage-related securities if the GSEs were to leave the market altogether.

Mortgage-related securities (“Pass-Throughs”), including foreign pass-throughs, provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the funds) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates, as well as other factors. In addition to fixed-rate, fixed-term mortgages, each fund may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from borrower repayments, the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through” because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Each fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages (“ARMs”).

ARMs, which have adjustable rather than fixed rates, may collateralize pass-through securities. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments, after which the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion

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of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government instrumentalities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of the issuer of the CMO, a fund could experience both delays in liquidating its position and losses. Each fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs.

Each fund also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If a fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in each fund’s 15% limit on illiquid securities. U.S. Government-issued IOs and POs backed by fixed-rate mortgages may be deemed liquid by the adviser, following guidelines and standards established by the Board.

The adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with each fund’s investment objective and policies, consider making investments in such new types of securities. The Prospectus will be amended with any necessary additional disclosure prior to the fund’s investing in such securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. Each fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the adviser deems to be illiquid pursuant to criteria established by the Board if, as a result, more than 15% of the value of a fund’s net assets would be invested in such illiquid securities and investments.

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Asset-Backed Securities

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

Forward Commitments

Each fund may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Each fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When a fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each fund will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of the fund’s forward commitment transactions. On the settlement date, a fund will meet its obligations from then available cash flow, the sale of segregated securities, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the fund’s payment obligations).

Each fund may sell the securities underlying a when-issued or delayed delivery commitment, which may result in capital gains or losses.

TBA Purchase Commitments. TBA or “To Be Announced” purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 75 to 90 days. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities and a fund will set aside cash or other liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, each fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If a fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Each fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by a fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate

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price which a fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide a fund with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment.

Illiquid Investments and Restricted Securities

Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which a fund values the security. Illiquid investments may include repurchase agreements with terms of greater than seven days, restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Board and securities involved in swap, cap, floor and collar transactions, and OTC options and their underlying collateral. Due to the absence of an active trading market, a fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to each fund, acting pursuant to guidelines established by the Board, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. Each fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. A fund’s non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made, are not deemed to be an issuance of a senior security.

There are various investment techniques that may give rise to an obligation of a fund to make a future payment, about which the SEC has stated it would not raise senior security concerns, provided the fund complies with SEC guidance regarding cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions and repurchase agreements.

Securities of Other Investment Companies

Each fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An

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investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs and expenses for a fund. If a fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, a fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

Each fund may also invest in the securities of private investment companies, including “hedge funds” and private equity funds. As with investments in other investment companies, if a fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by a fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for a fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for a fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. Certain exceptions may be available from these limits such as when a fund invests in certain exchange-traded funds or money-market funds.

Each fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds (“ETFs”)

Each fund may invest in the securities of ETFs. ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based sector or international index, or to provide exposure to a particular industry sector or asset class.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and a fund will generally

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gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, a fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on a fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to a fund’s ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for a fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. A fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. Each fund will enter into repurchase agreements only with financial institutions determined by its adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. To the extent that proceeds from any sale of collateral securities upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for a fund by a custodian bank or an approved securities depository or book-entry system.

In determining its status as a diversified fund, a fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements

Each fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in the fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon

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time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, the fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

Each fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, each fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

A fund will not engage in reverse repurchase agreements if its total borrowings exceed 33-1/3% of its total assets.

Dollar Rolls

The funds may enter into dollar roll transactions in which the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, a fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

When a fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of either the securities transferred to another party (in the case of a reverse repurchase agreement) the securities purchased for future delivery (in the case of a dollar roll) or the securities in which the proceeds are invested (in

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either case) would affect the market value of the fund’s assets. As a result, such transactions could increase fluctuation in the fund’s NAV. If a fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the fund’s yield.

To avoid potential leveraging effects of dollar rolls, each fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the dollar rolls.

Financial Instruments

GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its income or yield, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage a fund’s foreign currency exposure (including exposure to the euro) as well as other risks of a fund’s investments that can affect its NAV. The adviser may determine not to hedge particular risks, and a fund may be completely unhedged at any point in time. Each fund may utilize futures contracts and options to a limited extent. Specifically, each fund may enter into futures contracts and related options provided that not more than 15% of its net assets are required as a futures contract deposit and/or premium. Because of the leverage that may be provided to each fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

As an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each fund is authorized to invest in foreign securities, the fund may purchase and sell foreign currency (including euro) derivatives.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

Each fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to the funds under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the ability of the funds to continue to claim this exclusion. The funds would be limited in their ability to use futures or options on futures or engage in swaps transactions if it continued to claim the exclusion. If the funds were no longer able to claim the exclusion, the funds’ manager would likely become subject to registration and regulation as a commodity pool operator or the funds might be limited in the use of these transactions. The funds and the manager are continuing to analyze the effect of these rules changes on the funds.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with a fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. Each fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

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FINANCIAL INSTRUMENTS AND HEDGING. Each fund may use Financial Instruments for hedging purposes. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. Each fund may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the fund’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the

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securities markets, from structural differences in how Financial Instruments and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. Each fund may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, a fund might be required to maintain segregated assets as “cover,” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5) A fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF FINANCIAL INSTRUMENTS TRADED ON FOREIGN EXCHANGES. Financial Instruments may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

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OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a fund may also suffer a loss as the result of writing options. For example, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs.

Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Each fund may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. A fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that a fund has written. A fund would enter into a short straddle when the adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term

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of the options as the option pricing implies. In such cases, a fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a fund’s NAV being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

A fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by a fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

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Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

Generally, OTC foreign currency options used by a fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of Financial Instrument called for in the contract in a specified delivery month at a stated price. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures strategies can be used to manage the average duration of a fund’s fixed income portfolio. If the adviser wishes to shorten the average duration of a fund’s fixed income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of a fund’s fixed income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

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No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a fund’s obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a fund when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to segregate cash or securities (or designate these assets on its books as segregated).

Risks of Futures Contracts and Options thereon. Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as resulting from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are the subject of the hedge, the hedge will not be fully effective; but if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if

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it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a fund would continue to be required to make variation margin payments.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. In addition, a fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, a fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The fund may also be unable to dispose of securities or other instruments being used as “cover” during such a period.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based. To the extent such instruments are permitted by applicable law, this risk will also apply to security futures.

Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

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FOREIGN CURRENCY HEDGING STRATEGIES—SPECIAL CONSIDERATIONS. Each fund may use options and futures contracts on foreign currencies (including the euro), as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which a fund’s securities are denominated or to attempt to enhance the fund’s return or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. Each fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

Each fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible

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declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar.

Each fund also may use forward currency contracts to attempt to enhance return or yield. A fund could use forward currency contracts to increase its exposure to foreign currencies that the adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on an adviser’s skill in analyzing and predicting currency values. Forward currency contracts may substantially change a fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that an adviser’s use of forward currency contracts will be advantageous to a fund or that the adviser will hedge at an appropriate time.

COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a

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call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. Each fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. Each fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which a fund enters into swaps, caps, floors or collars will be monitored by the adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with a fund’s custodian that satisfies the requirements of the 1940 Act. Each fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the funds believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the funds’ restrictions on borrowing or senior securities.

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Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on each fund.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events. Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was signed into law in December of 2010, initiating a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to ensure financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund

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managers; and new federal requirements for residential mortgage loans. Instruments in which a fund invests, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. The ultimate impact of the Dodd-Frank Act, and any resulting regulations, is not yet certain.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

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Subject to prior disclosure to shareholders, the Board may, in the future, authorize each fund to invest in securities other than those listed here and in the Prospectuses, provided that such investment would be consistent with the fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the funds.

Additional Tax Information

The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

To continue to qualify for treatment as a RIC under the Code, each fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income” (as described in the Prospectus) is taxable as net capital gain, at a maximum federal income tax rate of 15% through 2012) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

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Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

On December 31, 2011, the funds did not have any unused capital loss carryforwards.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions a fund declares in the last quarter of any calendar year that are payable to its shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from each fund’s investment company taxable income, whether received in cash or reinvested in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from each fund's investment company taxable income may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2013, and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends a fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. In addition, the availability of the 15% rate for individual shareholders and the dividends-received deduction allowed to corporations is subject to satisfaction by the fund, with respect to the shares on which the dividends it receives are paid, and the shareholder, with respect to its fund shares, of certain holding period and other restrictions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction. It is not expected that a significant part of the fund’s dividends will so qualify.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions a fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate. If shares of a fund are purchased within 30 days before or after a redemption of shares of that fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“non-U.S. shareholder”), depends on whether the income from a fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income from a fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from federal income tax on gain realized on the sale of fund shares and fund distributions of net capital gain (other than gain realized on disposition of U.S. real property interests), unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the

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case of a shareholder that is a foreign trust or foreign partnership). Distributions that are designated as “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding for taxable years of the funds beginning before January 1, 2012. The funds currently do not expect to designate any distributions as “interest-related dividends” or “short-term capital gain dividends.” If the income from a fund is effectively connected with your U.S. trade or business, you will be subject to federal income tax on such income as if you were a U.S. shareholder. Non-U.S. shareholders must satisfy certain certification and filing requirements to qualify for the exemptions from U.S. withholding tax and for a reduced rate of U.S. withholding tax under income tax treaties. Non-U.S. shareholders should consult their tax advisers with respect to the potential application of these regulations. Beginning in 2013, a withholding tax of 30% will apply to payments of fund dividends and gross proceeds of fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or a fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

Cost Basis Reporting

The funds, or, if you hold your shares through a Service Agent, your Service Agent will report to the IRS the amount of proceeds that a shareholder receives from a redemption or exchange of fund shares. For redemptions or exchanges of shares acquired on or after January 1, 2012, each fund will also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the redemption or exchange (i.e., short-term or long-term), and certain related tax information. If a shareholder has a different basis for different shares of a fund in the same account (e.g., if a shareholder purchased fund shares held in the same account when the shares were at different prices), each fund will by default report the basis of the shares redeemed or exchanged using the average basis method, under which the basis per share is the average of the bases of all the shareholder’s fund shares in the account. (For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will be treated as held in separate accounts.)

Shareholders may instruct the funds to use a method other than average basis for an account, but that other method will not apply to shares that have already been redeemed or exchanged. Choosing a method other than average basis after such redemptions or exchanges, rather than before, may affect the basis of the remaining fund shares. For further assistance, shareholders who hold their shares directly with a fund may call the funds at 1-877-721-1926 Monday through Friday between 8:00 a.m. and 5:30 p.m. (Eastern time). Shareholders who hold shares through a Service Agent should contact the Service Agent for further assistance or for information regarding the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

Foreign Securities

FOREIGN TAXES. Dividends and interest a fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to any such election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as the shareholder’s own

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income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing the shareholder’s taxable income. If a fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES. Each fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to individuals’ “qualified dividend income.”

If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock a fund included in income for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES. Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Forward Currency Contracts

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains

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from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations)—and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies—will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts a fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be “marked-to-market” (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis in the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which a fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

Other

If a fund has an “appreciated financial position”—generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis—and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or

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such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Original Issue Discount, Market Discount and Pay-In-Kind Securities

Each fund may purchase zero coupon or other debt securities issued with original issue discount (“OID”). As a holder of those securities, a fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. With respect to “market discount bonds” (i.e., bonds purchased by a fund at a price less than their issue price plus the portion of OID previously accrued thereon), a fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. Similarly, the fund must include in its gross income securities it receives as “interest” on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. Each fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Additional Purchase and Redemption Information

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

General

See each fund’s Prospectus for a discussion of which classes of shares of each fund are available for purchase and who is eligible to purchase shares of each class.

Investors may purchase shares from a Service Agent. In addition, certain investors, including retirement plans purchasing through certain Service Agents, may purchase shares directly from the funds. When purchasing shares of a fund, investors must specify the class of shares being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee. For additional information regarding applicable investment minimums and eligibility requirements, please see each fund’s Prospectus.

There are minimum investment requirements of $1,000 for initial investments and $50 for subsequent investments for purchases of Class A shares by: (i) current and retired board members of Legg Mason, (ii) current and retired board members of any fund advised by LMPFA or its affiliates (such board members, together with board members of Legg Mason, are referred to herein as “Board Members”), (iii) current employees of Legg Mason and its affiliates, (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) a pension, profit-sharing or other benefit plan for the benefit of such persons. Each fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.

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Purchase orders received by a fund prior to the close of regular trading on the NYSE on any day the fund calculates its NAV are priced according to the NAV determined on that day (the “trade date”). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day a fund calculates its NAV are priced according to the NAV determined on that day, provided the order is transmitted by the Service Agent to the fund’s transfer agent in accordance with their agreed-upon procedures. Payment must be made with the purchase order.

Class I Shares. The following persons are eligible to purchase Class I shares: (i) current employees of a fund’s manager and its affiliates; (ii) current and former board members of investment companies managed by affiliates of Legg Mason; (iii) current and former board members of Legg Mason; and (iv) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. Current employees may purchase additional Class I shares through a systematic investment plan.

Under certain circumstances, an investor who purchases fund shares pursuant to a fee-based advisory account program of an Eligible Financial Intermediary as authorized by LMIS may be afforded an opportunity to make a conversion between one or more share classes owned by the investor in the same fund to Class I shares of that fund. Such a conversion in these particular circumstances does not cause the investor to realize taxable gain or loss.

Systematic Investment Plan

The Systematic Investment Plan (the “Plan”) is available to those Class A and Class C shareholders who own shares directly with the funds. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, you may buy additional shares through the Plan. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), each fund’s transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The appropriate fund will send you an account statement quarterly unless you request monthly statements. The transfer will also be reflected on your regular checking or savings account statement. You may terminate your participation in the Plan at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the Prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the funds (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of a fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of a fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

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Purchases of Class A shares of $1 million or more will be made at NAV without any initial sales charge, but are subject to a contingent deferred sales charge of 1.00% on redemptions made within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012). The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares and Class C1 shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C. Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C1 Shares (Class C Shares prior to August 1, 2012). Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). If you own shares prior to that date, you may continue to hold those shares, but you may generally not add to your Class C1 share position except through dividend reinvestment. Class C1 shares are also available for incoming exchanges. Class C1 shares are sold without an initial sales charge but are subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class FI, Class R, Class I and Class IS Shares. Class FI, Class R, Class I and Class IS shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired Board Members, (ii) current employees of Legg Mason and its subsidiaries, (iii) the “immediate families” of such persons, and (iv) a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b) sales to any employees of Service Agents having dealer, service or other selling agreements or other arrangements with the distributor, and to the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund sold by the distributor that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts;

(f) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor; and

(g) purchases by investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

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Accumulation Privilege—Please see the Prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of five Asset Level Goal amounts, as follows:

(1) $100,000

(2) $250,000

(3) $500,000

(4) $750,000

(5) $1,000,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds distributed by LMIS.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and other distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases. Generally, any shares of a fund distributed by LMIS may be credited towards your Asset Level Goal. Shares of certain money market funds distributed by LMIS acquired by exchange from other funds offered with a sales charge and distributed by LMIS may be credited toward your Asset Level Goal.

Eligible Accounts. Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases. You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter of Intent. You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through a fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent, and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

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Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter of Intent. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of the Letter of Intent. You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through a fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter of Intent) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gain distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal. If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter of Intent. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through a fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

“Contingent Deferred Sales Charge Shares” are: (a) Class C shares; (b) Class C1 (formerly Class C) shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares. As of August 1, 2012, the funds will no longer offer Class C1 (formerly Class C) shares for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012).

Any applicable contingent deferred sales charge will be assessed on the NAV at the time of purchase or redemption, whichever is less.

Class C shares and Class C1 (formerly Class C) shares that are Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding statement month.

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Class A shares that are Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 18 months of payment (or within 12 months for shares purchased prior to August 1, 2012).

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds distributed by LMIS. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. LMIS receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or individual retirement accounts (“IRAs”) commencing on or after attainment of age 70 1/2 (except that shareholders who had opened accounts prior to May 23, 2005, will be “grandfathered” and will be able to attain the waiver at age 59 1/2 by demonstrating such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free return of an excess contribution to any retirement plan; and (h) certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS, the manager, or the adviser.

The contingent deferred sales charge is waived on new Class C and Class C1 (formerly Class C) shares purchased by retirement plan omnibus accounts held on the books of a fund.

A shareholder who has redeemed shares from other funds distributed by LMIS may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for each class of shares of a fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class C1 (formerly Class C) shares and Class C shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $1,000,000) is equal to the NAV per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge, however, is imposed on certain redemptions of Class C1 (formerly Class C) shares and Class C shares (redeemed within 12 months of purchase), and on Class A shares when purchased in amounts equaling or exceeding $1 million (redeemed within 18 months of payment (or within 12 months for shares purchased prior to August 1, 2012)).

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Set forth below is an example of the method of computing the offering price of Class A shares of each fund based on the NAV of a share of the fund as of December 31, 2011.

Global Opportunities	Class A (based on an NAV of $10.92 and a maximum initial sales charge of 4.25%)	$11.40

International Opportunities	Class A (based on a NAV of $11.76 and a maximum initial sales charge of 4.25%)	$12.28

Exchange Privilege

The exchange privilege enables shareholders to acquire shares of the same class in another fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The fund’s Prospectus describes the requirements for exchanging shares of the fund.

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value, and the proceeds, net of any applicable sales charge, are immediately invested in shares of the fund being acquired at that fund’s then-current net asset value. The fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege

The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. See “Frequent trading of fund shares” in the fund’s Prospectus.

During times of drastic economic or market conditions, the fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent, to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the funds, excluding those shares held in IRAs or Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Financial Adviser to determine if it offers a similar service.

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Class A, Class C, and Class C1 (formerly Class C) Shareholders

Class A, Class C, and Class C1 (formerly Class C) shareholders having an account with a balance of $10,000 or more ($5,000 or more for Retirement Accounts) may elect to make withdrawals of a minimum of $50 on a monthly basis. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by the funds’ transfer agent—fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the monthly amount to be paid to you without charge by notifying the appropriate fund. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the funds. Each fund, its transfer agent and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge,” above for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI, Class I and Class IS Shareholders

Certain shareholders of a fund’s Class FI, Class I or Class IS shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services—Institutional. Each fund, its transfer agent and Legg Mason Investor Services—Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. A payment is taxable to the extent that the total amount of the payment exceeds the tax basis in the shares deemed sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of a fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. No fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's worth of scheduled withdrawals. In addition, shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under the Plan.

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Dividends

Shares will begin to earn dividends on the settlement date of purchase and will accrue dividends through the day before the settlement date of redemption.

Other Information Regarding Redemptions

Each fund reserves the right to modify or terminate telephonic, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

Foreign securities markets may be open for trading on days when the funds are not open for business. The NAV of fund shares may be significantly affected on days when investors do not have access to the funds to purchase and redeem shares.

Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

Each fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. Each fund does not redeem “in-kind” under normal circumstances, but would do so where the adviser determines that it would be in the best interests of that fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the shareholder receiving the securities (though the fund generally would not be required to recognize gain for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The funds has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on a fund’s behalf. A fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at that fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by that fund.

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Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the appropriate fund for further information on transferring fund shares.

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C1 (formerly Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

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Valuation of Fund Shares

Pricing of a fund’s shares will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about a fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of the fund’s shareholders. As a consequence, any conflicts of interest between the interests of a fund’s shareholders and those of the manager, the distributor or their affiliates in connection with the disclosure of portfolio holdings information would be addressed in a manner that places the interests of fund shareholders first.

The policy provides that information regarding a fund’s portfolio holdings may be shared with the funds’ manager, adviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel).

Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel: (i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

The policy also permits the release of limited portfolio holdings information to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel in other circumstances, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.	A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.	A fund’s sector weightings, yield and duration (if applicable), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

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6.	A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

7.	A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information for a legitimate business purpose with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the Board.

The approval of the respective fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy. Any exceptions from the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to the Board.

Each fund intends to disclose its complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). Each fund intends to post partial information concerning the fund’s portfolio holdings (such as top 10 holdings) on the Legg Mason funds’ website, in fact sheets and other formats, on a monthly basis. Each fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

Set forth below is a list, as of June 30, 2012, of those parties who are authorized to have ongoing arrangements with each fund that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

A.S.A.P. Advisor Services, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Bloomberg L.P.	Quarterly	Sent 6 Business Days after Quarter-End

Lipper Analytical Services Corp.	Quarterly	Sent 6 Business Days after Quarter-End

Morningstar	Quarterly	Sent 8-10 Days after Quarter-End

Thomson/Vestek	Daily	None

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Recipient	Frequency	Delay before dissemination

FactSet	Daily	None
The Bank of New York Mellon	Daily	None

Thomson	Semi-annually	None

SunGard/Protegent (formerly Dataware)	Daily	None

ITG	Daily	None

Investment Company Institute	Monthly	Sent 5 Days after Month End

Institutional Shareholder Services, Inc. (Proxy Voting Services)	As necessary	None

The Northern Trust Company	As necessary	None

Middle Office Solutions, LLC	Daily	None

Navisite, Inc.	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None

Frank Russell	Monthly	1 Day

Callan Associates, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Mercer LLC	Quarterly	Sent 8-10 Days after Quarter-End

eVestment Alliance	Quarterly	Sent 8-10 Days after Quarter-End

Rogerscasey	Quarterly	Sent 8-10 Days after Quarter-End

Cambridge Associates LLC	Quarterly	Sent 8-10 Days after Quarter-End

Wilshire Associates Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Informa Investment Solutions	Quarterly	Sent 8-10 Days after Quarter-End

Prima Capital	Quarterly	Sent 8-10 Days after Quarter-End

Investor Tools	Daily	None

Advent	Daily	None

BARRA	Daily	None

Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Quantitative Services Group	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

Fitch	Monthly	6-8 Business Days

Liberty Hampshire	Weekly and Month-End	None

SunTrust	Weekly and Month-End	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

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Recipient	Frequency	Delay before dissemination
Moody’s (Rating Agency)	Monthly	6-8 Business Days

Electra Information Systems	Daily	None

Cabot Research	Weekly	None

Goldman Sachs	Daily	None

Chicago Mercantile Exchange	Daily	None

Canterbury Consulting	Quarterly	Sent 8-10 Days after Quarter-End

Broadridge	Daily	None

DST Global Solutions Limited	Monthly	Sent 6 Business Days after Month-End

Interactive Data Corp.	Daily	None

Citigroup Global Markets Inc.	Daily	None

Glass Lewis & Co.	Daily	None

Fidelity	Quarterly	5 Business Days

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the funds’ manager or adviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or adviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

Tax-Deferred Qualified Plans—Class A, Class C, and Class C1 (formerly Class C) Shares

Investors may invest in Class A, Class C and Class C1 (formerly Class C) shares of a fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account—IRA

TRADITIONAL IRA. Certain Class A, Class C, and Class C1 (formerly Class C) shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

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Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan—SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A, Class C, and Class C1 (formerly Class C) shares of a fund.

Savings Incentive Match Plan for Employees—SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account—Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or the funds at 1-877-721-1926.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Management of the Funds

Under applicable law, the Board is responsible for management of the Trust and provides broad oversight over its affairs. The Board elects the Trust’s officers who manage the day-to-day operations of the Trust under the general direction of the Board.

The trustees of the Trust, including the trustees who are not “interested persons” of the funds (the “Independent Trustees”) as defined in the 1940 Act and executive officers of the funds, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the trustees oversee and other board memberships the trustees have

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held during the past five years are set forth below. The mailing address of each trustee and officer is c/o R. I. Frenkel, 100 International Drive, Baltimore, Maryland 21202.

INDEPENDENT TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Hearn, Ruby P. (1940) Trustee	Since 2004	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; Trustee of the New York Academy of Medicine since 2004; Director of the Institute for Healthcare Improvement since 2002; Member of the Institute of Medicine since 1982; formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996 to 2001); Fellow of The Yale Corporation (1992 to 1998).

Lehman, Arnold L. (1944) Lead Independent Trustee	Since 1993	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998; formerly: Director of The Baltimore Museum of Art (1979 to 1997).

Masters, Robin J.W. (1955) Trustee	Since 2002	14	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Institutional Funds plc, WA Fixed Income Funds plc and Western Asset Debt Securities Fund plc.	Retired; formerly: Chief Investment Officer of ACE Limited (insurance) (1986 to 2000).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
McGovern, Jill E. (1944) Trustee	Since 1993	14	Director of International Biomedical Research Alliance; Director of Lois Roth Endowment	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007; formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993 to 2007); Executive Director of the Baltimore International Festival (1991 to 1993); Senior Assistant to the President of The Johns Hopkins University (1986 to 1990).

Mehlman, Arthur S. (1942) Trustee	Since 2002	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Director, The University of Maryland Foundation since 1992; Director, The League for People with Disabilities since 2003; formerly: Partner, KPMG LLP (international accounting firm) (1972 to 2002).

O’Brien, G. Peter (1945) Trustee	Since 1999	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school); formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999).

Rowan, S. Ford (1943) Trustee	Since 2002	14	None	Chairman, National Center for Critical Incident Analysis, National Defense University Foundation, since 2004; Trustee, St. John’s College, since 2006; formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984 to 2007); Lecturer in Journalism, Northwestern University (1980 to 1993); Lecturer in Organizational Sciences, George Washington University (2000 to 2008); Director, Sante Fe Institute (1999 to 2008).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Tarola, Robert M. (1950) Trustee	Since 2004	14	Director of TeleTech Holdings, Inc. (business process outsourcing); Director of American Kidney Fund (renal disease assistance)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; Member, Investor Advisory Group of the Public Company Accounting Oversight Board since 2009; Senior Vice President and Chief Financial Officer of The Howard University since 2010 (higher education and health care); formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999 to 2008) and MedStar Health, Inc. (healthcare) (1996 to 1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 to 1996).

INTERESTED TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Fetting, Mark R. (1954) Chairman and Trustee	Director since 2001 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008; formerly: President of all Legg Mason Funds (2001 to 2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000 to 2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991 to 2000).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Gerken, R. Jay (1951) President and Trustee	Since 2011	President and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of 146 funds associated with LMPFA or its affiliates.	None	Managing Director of Legg Mason & Co. (since 2005); Officer and Trustee/Director of 160 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (formerly a registered investment adviser) (since 2002).

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer with LMPFA (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Berarducci, Christopher (1974) Treasurer	Since 2010	Vice President of Legg Mason & Co. (since 2011); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (2007 to 2010); Manager of Fund Administration at UBS Global Asset Management (prior to 2007).

Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Sennett, Richard F. (1970) Principal Financial Officer	Since 2011

Principal Financial Officer of certain mutual funds associated with

Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy

group for Legg Mason & Co.’s Global Fiduciary Platform (since

2011); formerly, Chief Accountant within the SEC’s Division of

Investment Management (2007 to 2011); formerly, Assistant Chief

Accountant within the SEC’s Division of Investment Management (2002 to 2007).

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(1)	Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Gerken and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their employment with the adviser or its affiliated entities (including the funds’ principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The trustees of the Trust were selected to serve or continue on the Board based upon their skills, experience, judgment, analytical ability, intelligence, common sense, current or previous profit and non-profit board membership, experience on the Board and, for each Independent Trustee, their demonstrated willingness to take an independent and questioning stance toward management. Each trustee also now has considerable familiarity with the Trust, each fund’s manager, adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her substantial prior service as a director/trustee. No particular qualification, experience or background establishes the basis for any trustee’s position on the Board and the Nominating Committee and individual Board members may have attributed different weights to the various factors.

In addition, the following specific experience, qualifications, attributes and/or skills apply as to a trustee as noted: Dr. Hearn, experience in senior management and on the boards of non-profit organizations devoted to health and health care, scientific analytical training and service on the governing board and policy making body for a university; Mr. Lehman, experience as chief executive officer of major museums and other entities involved in the arts, experience as Lead Independent Trustee and experience as a founding director of the Legg Mason Funds; Ms. Masters, investment management experience as chief investment officer and director of an investment advisory firm and service on the boards of other investment companies; Dr. McGovern, experience as chief executive officer of a foundation and non-profit fundraising organization devoted to programs of the National Marrow Donor Program; Mr. Mehlman, accounting, auditing and management experience with an international accounting firm, and service on the boards of a for profit publicly held entity, an academic foundation and a non-profit organization that provides services for individuals of all abilities; Mr. O’Brien, experience at senior levels of large financial services company and service on the boards of academic institutions and a residential home care company; Mr. Rowan, experience in business and management consulting, academic experience as a lecturer in organizational sciences and journalism, experience in senior levels of a non-profit organization dedicated to the management of critical events and service on the board of a non-profit independent research and educational center; Mr. Tarola, experience as chief financial officer and in senior management of a university, a healthcare organization and a specialty chemicals company, as an advisory group member to the Public Company Accounting Oversight Board, as a partner with an international accounting firm, and in senior management of a corporate finance and governance consulting organization; Mr. Fetting, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities; and Mr. Gerken, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mark Fetting serves as Chairman of the Board. Mr. Fetting is an interested person of each fund. Independent Trustees constitute more than 75% of the Board.

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The Board has three standing committees: the Audit Committee, Nominating Committee and Independent Trustees Committee. Each of the Audit, Nominating and Independent Trustees Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees. The chair of the Independent Trustees Committee serves as Lead Independent Trustee. Where the Board deems appropriate, it appoints ad hoc committees.

The Lead Independent Trustee and the chairs of the Audit and Nominating Committees work with the Chairman of the Board, management personnel and counsel to set the agendas for Board and committee meetings. The Lead Independent Trustee also serves as a key point person for dealings between management and the Independent Trustees. As noted below, through the committees the Independent Trustees consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by experienced independent legal counsel knowledgeable in matters of investment company regulation. The Board has determined that its committees help ensure that the funds has effective and independent governance and oversight. The Board also has determined that its leadership structure is appropriate given that investors, by purchasing a fund, have selected Legg Mason to provide overall management to the fund. The Board’s Chair, Mr. Fetting, as a fund industry career professional and an officer of Legg Mason, is in a unique position to understand developments in the fund industry, as well as developments in management and distribution that may give rise to important opportunities or potential changes in direction for the funds. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management, including the adviser, and provides the Independent Trustees an opportunity to air their views, determine matters of significance to the funds and their shareholders, and interact and communicate effectively with management on those matters.

The Audit Committee’s purposes are (i) to oversee the Trust’s accounting and financial reporting policies and practices; (ii) to oversee the quality of the funds’ financial statements and the independent audit thereof; (iii) to oversee the integrity of the process by which the financial statements are prepared, and the independent audit thereof; and (iv) to act as liaison between the Trust’s independent auditors and the Board. The Audit Committee meets at least twice a year with the Trust’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Trust, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters.

The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees and to fill vacancies on the Board. The selection and nomination of candidates to serve as independent trustees to the Trust is committed to the discretion of the Trust’s current Independent Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate and may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The Committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. While there is no formal list of qualifications, the Nominating Committee considers, among other things, whether prospective nominees have distinguished records in their primary careers, unimpeachable integrity and substantive knowledge in areas important to the Board’s operations, such as background or education in finance, auditing, securities law, the workings of the securities markets, or investment advice, or backgrounds in senior management or sensitive fiduciary positions, such as oversight of the endowments of not-for-profit entities. For candidates to serve as Independent Trustees, independence from the Trust’s manager, advisers and subadvisers, their affiliates and other

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principal service providers is critical, as is an independent and questioning mindset. The Committee also considers whether the prospective candidates’ workloads would allow them to attend the vast majority of Board meetings, be available for service on Board committees and devote the additional time and effort necessary to keep up with Board matters and the rapidly changing regulatory environment in which the Trust operates. Different substantive areas may assume greater or lesser significance at particular times, in light of the Board’s present composition and the Committee’s (or the Board’s) perceptions about future issues and needs.

The Independent Trustees Committee’s purposes are (i) to review arrangements between the funds and their service providers, including the review of the Trust’s advisory and distribution arrangements in accordance with the 1940 Act; (ii) to carry out the responsibilities of independent trustees pursuant to Rule 38a-1 under the 1940 Act; (iii) to provide Independent Trustees an opportunity to exchange views and formulate positions separately from management; and (iv) to oversee issues related to the Independent Trustees that are not specifically delegated to another Board Committee.

As an integral part of its responsibility for oversight of each fund in the interests of shareholders, the Board oversees risk management of the funds’ investment program and business affairs. The Board views risk management as an important responsibility of management and has emphasized to the funds’ manager and adviser the importance of maintaining vigorous risk management programs. Oversight of the risk management process is part of the Board’s general oversight of the funds and their service providers. The Board exercises oversight of the risk management processes through oversight by the full Board.

The funds face a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. Under the overall supervision of the Board, the funds, the manager, the adviser and the affiliates of the manager and the adviser, or other service providers to the funds, employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the funds’ and the manager’s CCO and the manager’s chief risk officer, as well as various personnel of the adviser and other service providers such as the funds’ independent accountant, make reports to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the trustees as to risk management matters are typically summaries of the relevant information. Furthermore, it is in the very nature of certain risks that they can be evaluated only as probabilities, and not as certainties. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations, and no risk management program can predict the likelihood or seriousness of, or mitigate the effects of, all potential risks.

During the fiscal year ended December 31, 2011, the Board met five times, the Audit Committee met four times, the Nominating Committee did not meet and the Independent Trustees Committee met five times.

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The following table shows each trustee’s ownership of shares of each fund and of all the Legg Mason Funds served by the trustee as of December 31, 2011:

Name of Trustee	Dollar Range of Equity Securities in Legg Mason Global Opportunities Bond Fund ($)	Dollar Range of Equity Securities in Legg Mason International Opportunities Bond Fund ($)	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.	None	None	50,001 - 100,000
Lehman, Arnold L.	None	None	Over 100,000
Masters, Robin J.W.	50,001 -100,000	None	Over 100,000
McGovern, Jill E.	10,001 - 50,000	10,001 - 50,000	Over 100,000
Mehlman, Arthur S.	None	None	Over 100,000
O’Brien, G. Peter	None	None	Over 100,000
Rowan, S. Ford	10,001 - 50,000	None	Over 100,000
Tarola, Robert M.	10,001 - 50,000	None	Over 100,000

INTERESTED TRUSTEES:
Fetting, Mark R.	None	None	Over 100,000
Gerken, R. Jay	None	None	Over 100,000

As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the funds’ manager, adviser or distributor, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, adviser or distributor of the funds.

Information regarding compensation paid by the Trust to its Board is set forth below. The Independent Trustees receive an annual retainer plus a fee for each meeting of the Board attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Trust for their service as a trustee, but may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

For serving as a director/trustee of certain of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual trustees may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Trustee receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meeting they attend in person or by telephone, respectively. The Independent Trustees review the level of trustee compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the funds’ counsel, independent trustee counsel and independent consultants, as the Independent Trustees deem appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds overseen by the Independent Trustees, market changes in mutual fund trustee compensation, changes in the operational and regulatory environment and changes in the oversight role played by the Independent Trustees.

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The following table provides certain information relating to the compensation of the Trust’s trustees. None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from Global Opportunities* ($)	Aggregate Compensation from International Opportunities* ($)	Total Compensation from Legg Mason Funds** ($)	Total Compensation from Fund Complex*** ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.—Trustee	8,304	4,155	113,056	113,056
Lehman, Arnold L.—Trustee	9,625	4,815	305,393	305,393
Masters, Robin J.W.—Trustee	8,304	4,155	113,056	113,056
McGovern, Jill E.—Trustee****	7,751	3,877	113,056	113,056
Mehlman, Arthur S.—Trustee	9,040	4,521	122,964	327,964
O’Brien, G. Peter—Trustee	7,748	3,877	111,806	316,806
Rowan, S. Ford—Trustee	8,304	4,155	113,056	113,056
Tarola, Robert M.—Trustee	8,454	4,155	111,806	111,806

INTERESTED TRUSTEES:
Fetting, Mark R.—Chairman of the Board and Trustee	None	None	None	None
Gerken, R. Jay—Trustee	None	None	None	None

*	Represents compensation paid to the trustees by the fund for the fiscal year ended December 31, 2011.

**	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2011 from the Legg Mason Funds. At the end of that period, there were 8 open-end investment companies in the Legg Mason Funds, consisting of 16 portfolios.

***	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2011 from the Fund Complex.

****	The total amount of deferred compensation accrued by the funds (including earnings or depreciation in value of amounts deferred) through December 31, 2011 for the participating trustee is as follows: Jill E. McGovern, $31,732 for Global Opportunities and $31,394 for International Opportunities.

Officers receive no compensation from the Trust, although they may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

On June 30, 2012, the trustees and officers of the fund owned beneficially or of record in the aggregate less than 1% of any class of the fund’s outstanding shares.

On June 30, 2012, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the fund at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

NAME AND ADDRESS	CLASS	% OF CLASS HELD
UBS WM USA Omni Acct M/F attn: Department Manager 499 Washington Blvd. Fl 9 Jersey City, NJ 07310-2055	Global Opportunities - A	15.73

American Enterprise Investment Svc. P.O. Box 9446 Minneapolis, MN 5540-9446	Global Opportunities - A	21.37

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NAME AND ADDRESS	CLASS	% OF CLASS HELD
Morgan Stanley & Co. Inc. Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	Global Opportunities -A	5.27

Morgan Stanley & Co. Inc. Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	Global Opportunities -C	20.75

MLPFS for sole benefit of its Customers 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Global Opportunities -C	19.78

Raymond James 880 Carillon Pkwy. St. Petersburg, FL 33716-1100	Global Opportunities -C	16.24

Citigroup Global Markets 700 Red Brook Blvd. Owings Mills, MD 21117-5184	Global Opportunities -C	7.82

UBS WM USA Omni Acct M/F attn: Department Manager 499 Washington Blvd. Fl 9 Jersey City, NJ 07310-2055	Global Opportunities -C	7.29

Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	Global Opportunities -FI	75.93

Morgan Stanley & Co. Inc. Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	Global Opportunities -FI	8.17

MLPFS for sole benefit of its Customers 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Global Opportunities -R	53.77

State Street Bank TTEE Custodian fbo ADP 401k 1 Lincoln Street Boston, MA 02111-2901	Global Opportunities -R	40.16

Edward D. Jones & Co. 201 Progress Pkwy. Maryland Heights, MO 63043-3009	Global Opportunities - I	20.52

Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	Global Opportunities - I	15.03

Morgan Stanley & Co. Inc. Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	Global Opportunities - I	12.16

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NAME AND ADDRESS	CLASS	% OF CLASS HELD
National Financial Services Corp. 200 Liberty St. , 5th Floor 1 World Financial Center New York, NY 10281-1003	Global Opportunities - I	11.36

Citigroup Global Markets 700 Red Brook Blvd. Owings Mills, MD 21117-5184	Global Opportunities - I	10.02

MLPFS for sole benefit of its Customers 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Global Opportunities - I	9.26

UBS WM USA Omni Acct M/F attn: Department Manager 499 Washington Blvd. Fl 9 Jersey City, NJ 07310-2055	Global Opportunities - I	5.40

National Financial Services Corp. 200 Liberty St. , 5th Floor 1 World Financial Center New York, NY 10281-1003	Global Opportunities -IS	28.32

Lauer & Co. Nominee name for Glenmede Trust Co. NA 1650 Market St. Philadelphia, PA 19103-7301	Global Opportunities -IS	14.97

State Street Bank TTEE Custodian fbo Citigroup 401k Plan 105 Rosemont Rd. Westwood, MA 02090-2318	Global Opportunities -IS	9.10

Immaculate Heart Missions, Inc. 4651 25th St. N Arlington, VA 22207-3518	Global Opportunities -IS	5.45

Higgins Foundation Joseph C. Widener Trustee P.O. Box 6769 Sheridan, WY 82801-7105	International Opportunities - A	29.54

Andrea L. Combs 3260 Brighton Place Dr. Lexington, KY 40509-2383	International Opportunities - A	29.30

Ina J. Harvey Revocable Trust U/A DT 4457 Holly Grape Lane St. George, UT 84790-4529	International Opportunities - A	28.53

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	International Opportunities - A	12.63

Morgan Keegan & Co. fbo of its customers 1416 Country Lake Dr. Greensboro, NC 27406-8865	International Opportunities - C	65.91

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NAME AND ADDRESS	CLASS	% OF CLASS HELD
Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	International Opportunities - C	34.09

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	International Opportunities -FI	100

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	International Opportunities - R	100

Vallee & Co. fbo 61 11270 West Park Place, Ste 400 Milwaukee, WI 53224-3638	International Opportunities - I	98.31

Mac & Co. P.O Box 3198 Pittsburgh, PA 15230-3198	International Opportunities -IS	59.89

Northern Trust Company custodian fbo Thorndale BW LLC 26-8221 P.O. Box 92956 Chicago, IL 60675-0001	International Opportunities -IS	21.61

Lauer & Co. Nominee name for Glenmede Trust Co. NA 1650 Market St. Philadelphia, PA 19103-7301	International Opportunities -IS	8.22

The Funds’ Investment Adviser and Manager

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or “manager”) is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of LMIS. LMPFA serves as manager to Global Opportunities and International Opportunities under separate Management Agreements (each a “Management Agreement”). Brandywine Global Investment Management, LLC (“Brandywine Global” or “adviser”), also a wholly owned subsidiary of Legg Mason, Inc., provides certain investment advisory services to each fund under separate Investment Advisory Agreements (each an “Investment Advisory Agreement”) with LMPFA.

The address of LMPFA is 620 Eighth Avenue, New York, New York 10018. The address of Brandywine Global is 2929 Arch Street, Philadelphia, Pennsylvania 19104.

Each Management Agreement provides that, subject to overall direction by the Board, LMPFA manages or oversees the investment and other affairs of the respective fund. LMPFA is responsible for managing each fund consistent with the 1940 Act, the Code and each fund's investment objective and policies described in its Prospectus and this SAI. The Management Agreement further provides that LMPFA is responsible, subject to the general supervision of the Board of Trustees, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

LMPFA receives for its services a management fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of each fund. Management fees are allocated between each class based on their pro rata share of fund assets.

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LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses), subject to recapture as described below. As a result, total annual operating expenses for each class of the funds are not expected to exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of LMPFA and the Board, and may be terminated at any time after that date by LMPFA. The arrangements, however, may be modified by LMPFA to decrease total annual operating expenses at any time. LMPFA is also permitted to recapture amounts waived or reimbursed to a class within three years after the year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will LMPFA recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

For the following fiscal years ended December 31, the fund incurred management fees (prior of expenses reimbursed and/or fees waived) as follows:

Fund	Fiscal Year		Management Fees Paid ($)
Global Opportunities	2011		3,775,868
	2010		2,128,815
	2009		1,191,889

International Opportunities	2011		419,586
	2010		111,694
	2009	*	205

*	For the fiscal period December 28, 2009 to December 31, 2009.

For the following fiscal years ended December 31, expenses reimbursed and/or fees waived by the manager were:

Fund	Fiscal Year		Management Fees Waived ($)
Global Opportunities	2011		14,966
	2010		13,613
	2009		58,161

International Opportunities	2011		178,695
	2010		311,242
	2009	*	45,681

*	For the fiscal period December 28, 2009 to December 31, 2009.

During the fiscal year ended December 31, 2011, LMPFA recaptured $54,980 in fees previously waived and/or expenses reimbursed by Global Opportunities and $10,494 in fees previously waived and/or expenses reimbursed by International Opportunities.

Under the Investment Advisory Agreement, Brandywine Global regularly provides investment research, advice, management and supervision; otherwise assists in determining from time to time what securities will be purchased, retained or sold by the fund; and implements decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMPFA and the general supervision of the Board. Brandywine Global also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board and LMPFA.

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For Brandywine Global’s advisory services to Global Opportunities, LMPFA (not the fund) pays Brandywine Global a fee, calculated daily and payable monthly, at an annual rate equal to 90% of the fee received by LMPFA from the fund, less any waivers by LMPFA of its fee or reimbursements by LMPFA of any fund expenses.

For Brandywine Global’s advisory services to International Opportunities, for the first year of fund operations, LMPFA (not the fund) paid Brandywine Global a fee, calculated daily and payable monthly, at an annual rate equal to 100% of the management fee paid to LMPFA, net of expense waivers and reimbursements. Thereafter, LMPFA has paid and currently pays Brandywine Global a fee, calculated daily and payable monthly, at an annual rate equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Under its Management Agreement, each fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated or until the right is withdrawn in writing by LMPFA.

Under each Management Agreement and Investment Advisory Agreement, LMPFA and Brandywine Global will not be liable for any error of judgment or mistake of law or for any loss suffered by any fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Management Agreement and each Investment Advisory Agreement each terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the outstanding voting securities of the fund or by LMPFA, on not less than 60 days’ written notice to the other party, and may be terminated immediately upon the mutual written consent of LMPFA and the fund.

Portfolio Managers

Stephen S. Smith, David F. Hoffman, CFA, John P. McIntyre, CFA and Brian R. Hess serve as portfolio managers to the funds. The tables below provide information regarding other accounts for which Messrs. Smith, Hoffman and McIntyre have day-to-day management responsibility.

Steven S. Smith

As of December 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Registered Investment Companies	4	235,486,905	0	0
Other pooled investment vehicle	29	6,510,945,477	0	0
Other accounts	104	16,270,493,803	14	3,032,418,353

David F. Hoffman, John P. McIntyre and Brian R. Hess

As of December 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Registered Investment Companies	3	142,867,919	0	0
Other pooled investment vehicle	29	6,510,945,477	0	0
Other accounts	103	16,257,189,603	14	3,032,418,353

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Brandywine Global believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocation of investment opportunities.

The funds’ portfolio managers’ compensation includes a fixed base salary coupled with a bonus which is based on 1) the manager’s portfolio pre-tax performance versus the global fixed income peer universe constructed by the Frank Russell Company, 2) the overall profitability of all portfolios managed by the portfolio managers, and 3) Brandywine Global’s overall profitability. The global fixed income peer universe includes discretionary separate accounts, commingled funds, and mutual funds (gross of fees) managed for U.S. dollar-oriented investors. Portfolios are measured against a global unhedged performance benchmark (measured in U.S. dollars) and have no significant currency or bond market restrictions. The comparison to the global fixed income peer universe includes one quarter, one year, three year and five year time periods. The bonus calculation treats every account under the portfolio manager’s direction in the same manner, including the funds.

As of December 31, 2011, Mr. Smith owned shares of Global Opportunities with a dollar value between $500,001 - $1,000,000. As of December 31, 2011, Messrs. Hoffman McIntyre and Hess did not own shares of Global Opportunities. As of December 31, 2011, Messrs. Hoffman, Smith, McIntyre and Hess did not own shares of International Opportunities.

Proxy Voting

As each fund holds equity securities in its portfolio, it will have the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of each fund are delegated the responsibility for assessing and voting each fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between a fund and its adviser and the adviser’s affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge through http://www.leggmason.com/IndividualInvestors (click on the name of the fund) or the SEC’s Internet site at http://www.sec.gov.

Code of Ethics

The funds, LMPFA, Brandywine Global and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code of ethics. Copies of the codes of ethics of the funds, LMPFA, Brandywine Global and LMIS are on file with the SEC.

Portfolio Transactions and Brokerage

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Variations in each fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

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For the following fiscal years ended December 31, each fund’s portfolio turnover rate was as follows:

Fund	Fiscal Year	Portfolio Turnover (%)
Global Opportunities	2011	63
	2010	39

International Opportunities	2011	53
	2010	49

Under each Advisory Agreement, Brandywine Global is responsible for the execution of the fund’s portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a “spread,” which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker/dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below), and any risk assumed by the executing broker or dealer.

Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by broker/dealers to the adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker/dealers a higher brokerage commission than may be charged by other broker/dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the funds may be used for the fund’s benefit. The adviser’s fee is not reduced by reason of its receiving such brokerage and research services.

Each fund may use brokerage firms affiliated with the manager and/or adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, a fund generally deals with responsible primary market makers unless a more favorable execution can otherwise be obtained.

For the following fiscal years ended December 31, the funds paid total brokerage commissions as follows:

Fund	Fiscal Year	Brokerage Commissions
Global Opportunities	2011	$4,390
	2010	$6,075
	2009	$216

International Opportunities	2011	None
	2010	None

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No brokerage commissions were paid to affiliated persons of either fund, LMPFA, Brandywine Global or LMIS during the past three fiscal years.

International Opportunities did not own or acquire any securities of its regular broker/dealers or their parents during the fiscal year ended December 31, 2011. Global Opportunities acquired securities of the following of its regular broker/dealers or their parents during the fiscal year ended December 31, 2011:

Morgan Stanley

As of December 31, 2011, Global Opportunities owned securities of such broker/dealers or their parents as follows:

Entity	Market Value ($000’s)
Goldman Sachs & Co.	12,515
JPMorgan Chase & Co.	7,923
Morgan Stanley	7,785
Banc of America Securities LLC	6,918
Citigroup Global Markets, Inc.	4,051

Except as permitted by SEC rules or orders, neither fund may buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit each fund's investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that each fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities. In no case in which a fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. The Advisory Agreement expressly provides such consent.

Investment decisions for each fund are made independently from those of other funds and accounts advised by LMPFA and Brandywine Global. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

The Funds’ Distributor

LMIS acts as distributor of the funds’ shares pursuant to a Distribution Agreement with each fund. Except as noted in the Prospectuses, the funds’ shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of summary prospectuses, prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund’s expense) and for

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supplementary sales literature and advertising costs. The Distribution Agreement is terminable with respect to each fund without penalty, at any time, by the Board, by a vote of the holders of a majority of the shares of each fund, or by LMIS upon 60 days’ notice to the other party.

Initial Sales Charge

The aggregate dollar amounts of initial sales charges on Class A shares received by LMIS were as follows:

Class A Shares

For the fiscal year or period ended December 31

Fund	Year	LMIS ($)
Global Opportunities	2011	184,809
	2010	1,185

International Opportunities	2011	0

Contingent Deferred Sales Charges

The aggregate dollar amount of contingent deferred sales charges on Class A and Class C1 (formerly Class C) shares received by LMIS were as follows:

Class A Shares

For the fiscal year or period ended December 31

Fund	Year	LMIS ($)
Global Opportunities	2011	0
	2010	0

International Opportunities	2011	0

Class C1 (formerly Class C) Shares

For the fiscal year or period ended December 31

Fund	Year	LMIS ($)
Global Opportunities	2011	1,251
	2010	250

International Opportunities	2011	0

Class C shares are subject to a contingent deferred sales charge but are newly offered as of the date of this SAI. Therefore, no information is presented for Class C shares of either fund because no shares of that class were outstanding during the fiscal year ended December 31, 2011.

Global Opportunities has adopted Distribution Plans for Class A shares (“Class A Plan”), for Class C shares (“Class C Plan”), for Class C1 (formerly Class C) shares (“Class C1 Plan”), for Class FI shares (“Class FI Plan”) and for Class R shares (“Class R Plan”) (each a “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares, and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. Under the Class A

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Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares. Under the Class C Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares. Under the Class C1 Plan, the aggregate fees may not exceed an annual rate of 0.70% of the fund’s average daily net assets attributable to Class C1 (formerly Class C) shares. Under the Class FI Plan the aggregate fees may not exceed an annual rate of 0.40% (currently limited to 0.25%) of the fund’s average daily net assets attributable to Class FI shares. Under the Class R Plan, the aggregate fees may not exceed an annual rate of 0.50% of the fund’s average daily net assets attributable to Class R shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only. LMIS may pay all or a portion of the fees to Financial Advisers. The Class A Plan, Class C Plan, and Class C1 Plan also provide that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A, Class C1 (formerly Class C), or Class C, respectively.

International Opportunities has adopted a Distribution Plan for each class of the fund (the “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares, and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. With respect to Class A, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares. With respect to Class C, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares. With respect to Class C1 (formerly Class C), the aggregate fees may not exceed an annual rate of 0.70% of the fund’s average daily net assets attributable to Class C1 (formerly Class C) shares. With respect to Class FI, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class FI shares. With respect to Class R, the aggregate fees may not exceed an annual rate of 0.50% of the fund’s average daily net assets attributable to Class R shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only. LMIS may pay all or a portion of the fees to Financial Advisers. With respect to Class A, Class C, and Class C1 (formerly Class C), the Plan also provides that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A, Class C, or Class C1 (formerly Class C), respectively.

Amounts payable by a fund under a Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund. The Plans do not obligate a fund to reimburse LMIS for the actual expenses LMIS may incur under the Plans. Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, a fund will not be obligated to pay more than that fee. If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

If necessary to achieve limits described in “The Funds’ Investment Adviser and Manager” section above, LMIS has also agreed to waive its fees for a fund.

The Plans were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of any Plan or any Distribution Agreement (“12b-1 Trustees”). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the applicable fund, class and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of each Plan to a fund’s Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shareholders, as applicable, could offset the costs of that Plan; the likelihood that each Plan would succeed in producing such potential benefits; the merits of certain possible

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alternatives to each Plan; and the extent to which the retention of assets and additional sales of the fund's Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares, as applicable, would be likely to maintain or increase the amount of compensation paid by that fund to LMPFA.

In considering the costs of each Plan, the trustees gave particular attention to the fact that any payments made by a fund to LMIS under a Plan would increase that fund's level of expenses applicable to Class A, Class C, Class C1 (formerly Class C), Class FI and Class R in the amount of such payments. Further, the trustees recognized that LMPFA and Brandywine Global would earn greater management or advisory fees if a fund's assets were increased, because such fees are calculated as a percentage of a fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plans were implemented.

Among the potential benefits of the Plans, the trustees noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to each fund's Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares, as applicable, and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by a fund in connection with a Plan. Furthermore, the investment management of a fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio managers to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from each fund an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class A shares in accordance with the applicable Plan. As compensation for its services and expenses, LMIS receives from each fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C shares in accordance with the applicable Plan. As compensation for its services and expenses, LMIS receives from each fund an annual distribution fee equivalent to 0.45% of its average daily net assets attributable to Class C1 (formerly Class C) shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C1 shares in accordance with the applicable Plan. As compensation for its services and expenses, LMIS is authorized to receive from each fund an annual distribution fee equivalent to up to 0.15% of its average daily net assets attributable to Class FI shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class FI shares in accordance with the applicable Plan. The Board has currently approved payment of only a 0.25% service fee under the applicable Plans for Class FI. As compensation for its services and expenses, LMIS receives from each fund an annual distribution fee equivalent to 0.25% of its average daily net assets attributable to Class R shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class R shares in accordance with the applicable Plan. All distribution and service fees are calculated daily and paid monthly.

Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. A Plan may be terminated with respect to a class of a fund by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable class of that fund. Any change in a Plan that would materially increase the distribution costs to a fund requires approval by the shareholders of the applicable class of that fund; otherwise a Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

In accordance with Rule 12b-1, each Plan provides that LMIS will submit to the Board, and the trustees shall review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

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For the fiscal year ended December 31, 2011, Global Opportunities incurred service fees of $102,194 with respect to Class A shares. For the fiscal year ended December 31, 2011, International Opportunities incurred service fees of $4 with respect to Class A shares.

For the fiscal year ended December 31, 2011, Global Opportunities incurred distribution and/or service fees of $88,054 with respect to Class C1 (formerly Class C) shares. For the fiscal year ended December 31, 2011, International Opportunities incurred distribution and/or service fees of $12 with respect to Class C1 (formerly Class C) shares.

For the fiscal year ended December 31, 2011, Global Opportunities incurred distribution and/or service fees of $13,910 with respect to Class FI shares. For the fiscal year ended December 31, 2011, International Opportunities incurred distribution and/or service fees of $480 with respect to Class FI shares.

For the fiscal period ended December 31, 2011, Global Opportunities incurred distribution and/or service fees of $12 with respect to Class R shares. For the fiscal period ended December 31, 2011, International Opportunities incurred distribution and/or service fees of $8 with respect to Class R shares.

Neither fund incurred distribution and/or service fees with respect to its Class C shares because no shares of this class were outstanding during the fiscal year ended December 31, 2011.

All such fees were paid to LMIS, the fund’s Principal Underwriter as provided for in the underwriting agreement between LMIS and the fund and pursuant to the Plans.

For the fiscal year ended December 31, 2011, LMIS did not waive any distribution or service fees with respect to the fund. Class R shares had not commenced operations as of the end of the fiscal year.

For the fiscal year ended December 31, 2011, LMIS incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses and compensation to Service Agents and third parties as expressed in the following table. The distributor may have made revenue sharing payments in addition to the expenses shown here.

Fund	Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total ($)
Global Opportunities	A	90,450	0	N/A	N/A	90,450
	C*	0	0	0	0	0
	C1	16,906	27,871	57,075	43	101,895
	FI	14,049	0	0	0	14,049
	R	0	0	19	0	19

International Opportunities	A	0	0	N/A	N/A	0
	C*	0	0	0	0	0
	C1	0	4	18	0	22
	FI	0	0	0	0	0
	R	0	0	18	0	18

*	No information is presented for Class C shares of either fund because no shares of this class were outstanding during the fiscal year ended December 31, 2011.

The Trust

The certificate of trust to establish the Trust was filed with the State of Maryland on October 7, 2009. Each fund is a series of the Trust, a Maryland statutory trust. The Trust has a total of twelve separate series. A

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Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust (the “Declaration”). Some of the more significant provisions of the Declaration are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares. Voting rights are not cumulative.

Election and Removal of Trustees. The Declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining trustees. The provisions of the Declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration. The trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or employees of the Trust or that limits the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. The funds may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. All shares in the funds are fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation, or as the trustees otherwise decide.

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Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. A fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person, other than the trust or its shareholders, in connection with the affairs of the trust. Each trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the trust. All actions and omissions of trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The Declaration limits a trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law, by providing that a trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must be made on the trustees. The declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the declaration. The declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for

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the purposes of considering the demand determine that a suit should be maintained, then the trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent trustees determines that maintaining the suit would not be in the best interests of a fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not consistent with the standard of performance required of the trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the consideration of the demand if, in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for a fund’s costs, including attorneys’ fees.

The Declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

The Funds’ Custodian and Transfer and Dividend-Disbursing Agent

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, MA 02105, serves as custodian of each fund’s assets. BFDS, P.O. Box 953, Quincy, MA 02171, as agent for State Street, serves as transfer and dividend-disbursing agent to the funds and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

The Funds’ Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, serves as counsel to each fund.

The Fund’s Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Pratt Street, Baltimore, MD 21202, serves as independent registered public accounting firm to each fund.

Financial Statements

Each fund’s Annual Report to shareholders for the fiscal year ended December 31, 2011, contains the fund’s financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, each fund’s independent registered public accounting firm, all of which are hereby incorporated by reference herein (filed by Legg Mason Charles Street Trust, Inc. on behalf of Global Opportunities on February 28, 2012 (Accession Number 001193125-12-085851); filed by Legg Mason Global Asset Management Trust on behalf of International Opportunities on February 27, 2012 (Accession Number 0001193125-12-081726)).

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APPENDIX A

CREDIT RATING DESCRIPTIONS

Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

The following descriptions of Moody’s ratings have been published by Moody's Investors Service, Inc.

Long-Term Obligation Ratings

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3—Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime—Issuers rated (or supporting institutions) not prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor's ("S&P") Ratings:

The following descriptions of S&P’s ratings have been published by Standard & Poor’s Financial Service LLC.

Long-Term Issue Credit Ratings

AAA—An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated CC is currently highly vulnerable to nonpayment.

C—A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace

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period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)—The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR—This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1—A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Description of Fitch Ratings’ (“Fitch”) Ratings:

The following descriptions of Fitch’s ratings have been published by Fitch, Inc. and Fitch Ratings Ltd. and its subsidiaries.

Long-Term Ratings

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B—Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC—Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC—Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

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C—Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

emr—The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings

F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C—High short-term default risk. Default is a real possibility.

RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D—Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation

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APPENDIX B

LEGG MASON FUNDS

PROXY VOTING POLICIES

(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.	Voting Proxies—Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.	Proxy Voting Policies of Advisers to Legg Mason Funds—Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.	Funds’ Proxy Voting Policies and Procedures—The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.	Annual Review—An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.	Changes to Advisers' Policies and Procedures—On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Partners Fund Advisor, LLC

Proxy Voting Policy

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

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Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC

Proxy Voting

I. Client Accounts for which Brandywine Global Votes Proxies

Brandywine Global shall vote proxies for each client account for which the client:

(i)	has specifically authorized Brandywine Global to vote proxies in the applicable investment management agreement or other written instrument; or

(ii)	without specifically authorizing Brandywine Global to vote proxies, has granted general investment discretion to Brandywine Global in the applicable investment management agreement.

Also, Brandywine Global shall vote proxies for any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), unless the investment management agreement specifically reserves the responsibility for voting proxies to the plan trustees or other named fiduciary.

At or prior to inception of each client account, Brandywine Global shall determine whether it has proxy voting authority over such account.

II. General Principles

In exercising discretion to vote proxies for securities held in client accounts, Brandywine Global is guided by general fiduciary principles. Brandywine Global’s goal in voting proxies is to act prudently and solely in the best economic interest of its clients for which it is voting proxies. In furtherance of such goal, Brandywine Global will vote proxies in a manner that Brandywine Global believes will be consistent with efforts to maximize shareholder values. Brandywine Global does not exercise its proxy voting discretion to further policy, political or other issues that have no connection to enhancing the economic value of the client’s investment.

III. How Brandywine Global Votes Proxies

Appendix A sets forth general guidelines considered by Brandywine Global and its portfolio management teams in voting common proxy items.

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In the case of a proxy issue for which there is a stated position set forth in Appendix A, Brandywine Global generally votes in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global considers those factors and votes on a case-by-case basis in accordance with the general principles described in Section II. In the case of a proxy issue for which there is no stated position or list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global votes on a case-by-case basis in accordance with the general principles described in Section II.

The general guidelines set forth in Appendix A are not binding on Brandywine Global and its portfolio management teams, but rather are intended to provide an analytical framework for the review and assessment of common proxy issues. Such guidelines can always be superseded by a portfolio management team based on the team’s assessment of the proxy issue and determination that a vote that is contrary to such general guidelines is in the best economic interests of the client accounts for which the team is responsible. Different portfolio management teams may vote differently on the same issue based on their respective assessments of the proxy issue and determinations as to what is in the best economic interests of client accounts for which they are responsible. In addition, a team may adopt proxy voting policies that supplement these policies and procedures.

In the case of Taft-Hartley clients, Brandywine Global will comply with a client direction to vote proxies in accordance with Glass Lewis & Co. PVS Proxy Voting Guidelines, which Glass Lewis & Co. represents to be fully consistent with AFL-CIO guidelines.

IV. Use of an Independent Proxy Service Firm

Brandywine Global may contract with an independent proxy service firm to provide Brandywine Global with information and/or recommendations with regard to proxy votes. Any such information and/or recommendations will be made available to Brandywine Global’s portfolio management teams, but Brandywine Global and its portfolio management teams are not required to follow any recommendation furnished by such service provider. The use of an independent proxy service firm to provide proxy voting information and/or recommendations does not relieve Brandywine Global of its responsibility for any proxy votes.

With respect to any independent proxy service firm engaged by Brandywine Global to provide Brandywine Global with information and/or recommendations with regard to proxy votes, Brandywine Global’s Proxy Administrator shall periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest as well as obtain an annual certificate from the firm that its conflict procedures have been implemented.

V. Conflict of Interest Procedures

In furtherance of Brandywine Global’s goal to vote proxies in the best interests of clients, Brandywine Global follows procedures designed to identify and address material conflicts that may arise between the interests of Brandywine Global and its employees and those of its clients before voting proxies on behalf of such clients. Conflicts of interest may arise both at the firm level and as a result of an employee’s personal relationships or circumstances.

(1)	Procedures for Identifying Conflicts of Interest

Brandywine Global relies on the procedures set forth below to seek to identify conflicts of interest with respect to proxy voting.

A.	Brandywine Global’s Compliance Department annually requires each Brandywine Global employee, including those involved in proxy voting decisions (“Voting Persons”), to complete a questionnaire designed to elicit information that may reveal potential conflicts between the employee’s interests and those of Brandywine Global clients.

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B.	Brandywine Global treats significant client relationships as creating a conflict of interest for Brandywine Global in voting proxies with respect to securities issued by such client or its known affiliates.

C.	As a general matter, Brandywine Global takes the position that relationships between a non-Brandywine Global Legg Mason business unit and an issuer (e.g., investment management relationship between an issuer and a non-Brandywine Global Legg Mason investment adviser affiliate) do not present a conflict of interest for Brandywine Global in voting proxies with respect to such issuer because Brandywine Global operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between Brandywine Global and certain other Legg Mason business units.

(2)	Procedures for Assessing Materiality of Conflicts of Interest

A.	All potential conflicts of interest identified pursuant to the procedures outlined in Section V.(1)A. must be brought to the attention of the Investment Committee for resolution.

B.	The Investment Committee shall determine whether a conflict of interest is material. A conflict of interest shall be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Brandywine Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Investment Committee shall be maintained.

C.	If it is determined by the Investment Committee that a conflict of interest is not material, Brandywine Global may vote proxies following normal processes notwithstanding the existence of the conflict.

(3)	Procedures for Addressing Material Conflicts of Interest

A.	If it is determined by the Investment Committee that a conflict of interest is material, the Investment Committee shall determine an appropriate method or combination methods to resolve such conflict of interest before the proxy affected by the conflict of interest is voted by Brandywine Global. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

(i)	confirming that the proxy will be voted in accordance with a stated position or positions set forth in Appendix A;

(ii)	confirming that the proxy will be voted in accordance with the recommendations of an independent proxy service firm retained by Brandywine Global;

(iii)	in the case of a conflict of interest resulting from a particular employee’s personal relationships or circumstances, removing such employee from the decision-making process with respect to such proxy vote;

(iv)	disclosing the conflict to clients and obtaining their consent before voting;

(v)	suggesting to clients that they engage another party to vote the proxy on their behalf; or

(vi)	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.

B.	A written record of the method used to resolve a material conflict of interest shall be maintained.

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VI. Other Considerations

In certain situations, Brandywine Global may decide not to vote proxies on behalf of a client account for which it has discretionary voting authority because Brandywine Global believes that the expected benefit to the client account of voting shares is outweighed by countervailing considerations (excluding the existence of a potential conflict of interest). Examples of situations in which Brandywine Global may determine not to vote proxies are set forth below.

(1)	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, Brandywine Global will consider and weigh, based on the particular facts and circumstances, the expected benefit to client accounts of voting in relation to the potential detriment to clients of not being able to sell such shares during the applicable period.

(2)	Securities on Loan

Certain clients of Brandywine Global, such as an institutional client or a registered investment company for which Brandywine Global acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. Brandywine Global typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, Brandywine Global may request that the client recall shares that are on loan so that such shares can be voted if Brandywine Global believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of Brandywine Global and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. Proxy Voting-Related Disclosures

(1)	Proxy Voting Independence and Intent

Brandywine Global exercises its proxy voting authority independently of other Legg Mason affiliated investment advisers. Brandywine Global and its employees shall not consult with or enter into any formal or informal agreements with Brandywine Global’s parent, Legg Mason, Inc., any other Legg Mason business unit, or any of their respective officers, directors or employees, regarding the voting of any securities by Brandywine Global on behalf of its clients.

Brandywine Global and its employees must not disclose to any person outside of Brandywine Global, including without limitation another investment management firm (affiliated or unaffiliated) or the issuer of securities that are the subject of the proxy vote, how Brandywine Global intends to vote a proxy without prior approval from Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global employee receives a request to disclose Brandywine Global’s proxy voting intentions to, or is otherwise contacted by, another person outside of Brandywine Global (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, the employee should immediately notify Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global portfolio manager wants to take a public stance with regards to a proxy, the portfolio manager must consult with and obtain the approval of Brandywine Global’s Chief Compliance Officer before making or issuing a public statement.

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(2)	Disclosure of Proxy Votes and Policy and Procedures

Upon Brandywine Global’s receipt of any oral or written client request for information on how Brandywine Global voted proxies for that client’s account, Brandywine Global must promptly provide the client with such requested information in writing.

Brandywine Global must deliver to each client, for which it has proxy voting authority, no later than the time it accepts such authority, a written summary of this Proxy Voting policy and procedures. This summary must include information on how clients may obtain information about how Brandywine Global has voted proxies for their accounts and must also state that a copy of Brandywine Global’s Proxy Voting policy and procedures is available upon request.

Brandywine Global must create and maintain a record of each written client request for proxy voting information. Such record must be created promptly after receipt of the request and must include the date the request was received, the content of the request, and the date of Brandywine Global’s response. Brandywine Global must also maintain copies of written client requests and copies of all responses to such requests.

VIII. Shareholder Activism and Certain Non-Proxy Voting Matters

In no event shall Brandywine Global’s possession of proxy voting authority obligate it to undertake any shareholder activism on behalf of a client. Brandywine Global may undertake such activism in connection with a proxy or otherwise if and to the extent that Brandywine Global determines that doing so is consistent with applicable general fiduciary principles, provided Brandywine Global has first obtained its Chief Compliance Officer’s approval of the proposed activism.

Absent a specific contrary written agreement with a client, Brandywine Global does not (1) render any advice to, or take any action on behalf of, clients with respect to any legal proceedings, including bankruptcies and shareholder litigation, to which any securities or other investments held in client account, or the issuers thereof, become subject, or (2) initiate or pursue legal proceedings, including without limitation shareholder litigation, on behalf of clients with respect to transactions or securities or other investments held in client accounts, or the issuers thereof. Except as otherwise agreed to in writing with a particular client, the right to take any action with respect to any legal proceeding, including without limitation bankruptcies and shareholder litigation, and the right to initiate or pursue any legal proceedings, including without limitation shareholder litigation, with respect to transactions or securities or other investments held in a client account is expressly reserved to the client.

IX. Recordkeeping

In addition to all other records required by this Policy and Procedures, Brandywine Global shall maintain the following records relating to proxy voting:

-	a copy of this Policy and Procedures, including any and all amendments that may be adopted;
-	a copy of each proxy statement that Brandywine Global receives regarding client securities;
-	a record of each vote cast by Brandywine Global on behalf of a client;
-	documentation relating to the identification and resolution of conflicts of interest;
-	any documents created by Brandywine Global that were material to a proxy voting decision or that memorialized the basis for that decision;
-	a copy of each written client request for information on how Brandywine Global voted proxies on behalf of the client, and a copy of any written response by Brandywine Global to any (written or oral) client request for information on how Brandywine Global voted proxies on behalf of the requesting client; and
-	records showing whether or not Brandywine Global has proxy voting authority for each client account.

All required records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years

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in an appropriate office of Brandywine Global. Brandywine Global also shall maintain a copy of any proxy voting policies and procedures that were in effect at any time within the last five years.

To the extent that Brandywine Global is authorized to vote proxies for a United States registered investment company, Brandywine Global shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, Brandywine Global may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements if the third party provides an undertaking to provide copies of such proxy statements promptly upon request. Brandywine Global may rely on a third party to make and retain, on Brandywine Global’s behalf, records of votes cast by Brandywine Global on behalf of clients if the third party provides an undertaking to provide a copy of such records promptly upon request.

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Appendix A

Proxy Voting Guidelines

Brandywine Global Fixed Income Portfolio Management Team

Proxy Voting Guidelines

Below are proxy voting guidelines that Brandywine Global Fixed Income Portfolio Management Team generally follows when voting proxies for securities held in client accounts. The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of their client accounts holding the applicable security.

I.	Compensation

A.	We vote for non-employee director stock options, unless we consider the number of shares available for issue excessive.
B.	We vote for employee stock purchase programs. Normally, these programs allow all employees to purchase company stock at a price equal to 85% of current market price. Usually, we will still vote for these employee programs even if we vote against a non-employee or executive-only stock purchase program because of excessive dilution.
C.	We vote for measures that give shareholders a vote on executive compensation.
D.	We vote for compensation plans that are tied to the company achieving set profitability hurdles. This is to comply with IRS laws to allow for deductibility of management compensation exceeding $1 million.
E.	We vote against any attempt to re-price options. Also, we vote against the re-election of incumbent Directors in the event of such a re-pricing proposal.
F.	We vote against attempts to increase incentive stock options when we determine they are excessive, either in total or for one individual.
G.	We vote against stock option plans allowing for stock options with exercise prices less than 100% of the stock’s price at the time of the option grant.

II.	Governance

A.	We vote for cumulative shareholder voting.
B.	We vote against “catch-all” authorizations permitting proxy holders to conduct unspecified business that arises during shareholder meetings.

III.	Anti-Takeover

We vote against anti-takeover measures, including without limitation:

A.	Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).
B.	Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes).
C.	Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

IV.	Capital Structure

We vote against attempts to increase authorized shares by more than twice the number of outstanding shares unless there is a specific purpose for such increase given, such as a pending stock split or a corporate purchase using shares, and we determine that increasing authorized shares for such purpose is appropriate. Generally, we believe it is better to use shares to pay for acquisitions when they are trading at higher values than when they are trading at or near historical lows. The dilution effect is less.

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V.	Business Management

We generally vote against shareholder resolutions focused on strategy or policy issues (for example, a proposal that a company adopt the internationally recognized standards on emissions from …). We generally prefer not to dictate to companies on matters of business strategy. As long as the company is operating responsibly, we believe management’s role is to make these decisions.

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LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason BW Absolute Return Opportunities Fund

Managed by Brandywine Global Investment Management, LLC

Class A Shares, Class C Shares, Class C1 Shares, Class FI Shares, Class R Shares, Class I Shares and Class IS Shares

Class	Ticker Symbol
A	LROAX
C	LAOCX
C1	LROCX
FI
R
I	LROIX
IS

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2012

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with Legg Mason BW Absolute Return Opportunities Fund’s Prospectus dated August 1, 2012 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). A copy of the Prospectus or the fund’s annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling the fund at 1-877-721-1926 or by visiting the fund’s website at www.leggmason.com/individualinvestors.

Legg Mason Investor Services, LLC

55 Water Street

New York, New York 10041

1-877-721-1926

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

Description of the Fund

Legg Mason Global Asset Management Trust (the “Trust”) is an open-end management investment company that was established on October 7, 2009. Legg Mason BW Absolute Return Opportunities Fund (the “fund”) is a non-diversified series of the Trust, a Maryland statutory trust.

Fund Policies

The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectus.

The fund’s investment objective is to seek to generate positive returns that are independent of market cycles. The investment objective of the fund is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.	Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33-1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.	Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.	Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.	Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.	Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

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7.	Concentration: The fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in a particular industry or group of industries. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto. To the extent securities of a foreign government are deemed by the 1940 Act Laws, Interpretations and Exemptions to constitute an industry, the fund will concentrate in the securities of a foreign government if the portfolio managers believe that the country offers extraordinary absolute return opportunities.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. The fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of the fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that (1) the securities of a foreign government constitute an industry and (2) securities issued by supranational organizations, collectively, constitute an industry. As a non-fundamental policy, and except as noted in the fund’s fundamental investment limitation on concentration, the fund will not concentrate in either of these “industries,” but reserves the right to change this policy if the staff changes its position. Investment in the currency of a country, and certain derivatives thereon, may result in certain risk exposures similar to those created by investment in the sovereign debt of that country.

Although not a part of the fund’s fundamental investment limitation on loans, the fund presently does not intend to lend its portfolio securities.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Non-Diversified Fund. The fund is non-diversified; however, the fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer, and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements must be satisfied at the close of each quarter of the fund’s taxable year. See “Additional Tax Information.”

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Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1.	Borrowing: The fund will not borrow for investment purposes in an amount in excess of 5% of its total assets.

2.	Illiquid Securities: The fund may invest up to 15% of its net assets in illiquid securities.

3.	Short Sales: The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4.	Margin Purchases: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

5.	Investment Companies: The fund may not invest in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation. An investment will be deemed to have been made at the time the fund enters into a binding commitment to complete the investment. The fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage. If, due to subsequent fluctuations in value or any other reasons, the value of the fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

Investment Strategies and Risks

Foreign Securities

Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

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The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to the fund. In such a case, the fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a

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portfolio security caused by settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the fund’s portfolio securities in such markets may not be readily available.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investments.

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Foreign Currency Exposure

The fund, under normal circumstances, will invest a substantial portion of its total assets in foreign currencies and in the securities of foreign issuers which are denominated in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of the fund’s investment performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation and other economic and financial conditions affecting the world economy.

A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund’s net asset value (“NAV”) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which the fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Fluctuations in currency exchange rates may affect the performance of emerging market issuers in which the fund invests without regard to the effect such fluctuations have on income received or gains realized by the fund. Given the level of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risk (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

Foreign Currency Exchange-Related Securities and Warrants

Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the

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case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates, or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Debt Securities

The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

The fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit the fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the fund’s portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. The fund’s investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

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Generally, debt securities rated below BBB by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by Fitch Ratings’ (“Fitch”) and unrated securities of comparable quality, are considered below investment grade, but offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Such securities are commonly referred to as “junk bonds.” Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for issuers of higher grade debt securities. Debt securities rated C by Moody’s, S&P or Fitch are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities. The ratings of S&P, Moody’s and Fitch represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody’s, S&P and Fitch is included in Appendix A.

The adviser considers bonds to be below investment grade if they are rated below Baa/BBB by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) that provides such a rating, or unrated securities determined by the adviser to be of comparable quality. The adviser will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the fund may purchase a security with the lowest rating.

In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

RISKS OF LOWER-RATED SECURITIES. A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the fund’s ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund’s investment portfolio and increasing the exposure of the fund to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

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The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Board believes accurately reflects fair value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the fund could find it more difficult to sell these securities without adversely affecting the market price, or may be able to sell the securities only at prices lower than if such securities were widely traded.

Short-Term Corporate Debt Securities and Short-Term Instruments

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business and statutory trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

The fund also may invest in commercial paper issued in bearer form by banks or bank holding companies and finance companies. The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

Bank obligations in which the fund may invest include certificates of deposit, bankers’ acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution.

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The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

The fund may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the fund. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Indexed Securities

The fund may purchase various fixed income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the fund. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. The fund may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond. The fund may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value caused by an increase in the index the inflation-indexed securities is tied to is taxable in the year the increase occurs, even though the fund will not receive the adjusted principal amount until the bond matures. Thus, the fund could be required to sell other securities to pay taxes on this unrealized income, including when it is not advantageous to do so. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

U.S. Treasury Inflation-Protected Securities (“TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of

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inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

TIPS have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for TIPS, even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the fund is subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If the fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

Municipal Obligations

Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of private activity bonds (“PABs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. Interest on certain tax-exempt PABs will constitute a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).

Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. “General obligation” bonds are secured by the issuer’s pledge of its faith, credit and taxing power. “Revenue” bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities.

The municipal obligations in which the fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities in order to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, the fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives the fund a specified, undivided pro rata interest in the total amount of the obligation.

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Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase contracts or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of “non-appropriation” clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. If a governmental user were to invoke a non-appropriation clause, the security could lose much or all of its value or could be paid in ways that do not entitle the holder to a tax exemption on the payments.

In determining the liquidity of a municipal lease obligation, the fund will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well-established method of securing payment of a municipal obligation. The fund’s investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the adviser determines, pursuant to guidelines established by the Board, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax and state and local income taxes and in certain cases, to the lack of treatment of that interest as a Tax Preference Item, respectively, are rendered by counsel to the issuers at the time of issuance. Neither the fund nor the manager or adviser will independently review the basis for such opinions.

The U.S. Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. It can be expected that, as in the past, proposals will be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If any such proposals were enacted, the availability of municipal obligations for investment by the fund and the value of the municipal obligations in its portfolio could be adversely affected.

The municipal obligations in which the fund may invest may also include obligations issued by or on behalf of the Commonwealth of Puerto Rico or its political subdivisions, agencies or instrumentalities. Such obligations may present a different set of risks than municipal obligations issued by mainland U.S. entities. Generally, not all of the types of municipal obligations described above may be available in Puerto Rico and the Puerto Rican economy may be subject to greater volatility due to a lack of market diversification. Continuing efforts for and against Puerto Rican statehood and the gradual elimination of special federal tax benefits to corporations operating in Puerto Rico, among other things, could lead to a weakened Puerto Rican economy and lower ratings and prices of Puerto Rican municipal obligations held by the fund.

Zero Coupon, Pay-In-Kind and Deferred Interest Bonds

Corporate debt securities and municipal obligations include so-called “zero coupon” bonds, “pay-in-kind” bonds and “deferred interest” bonds. Zero coupon bonds are issued at a significant discount from their principal

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amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value and provide for a period of delay before the regular payment of interest begins. The value of these types of bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. These types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though these type of bonds do not pay current interest in cash, the fund is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, the fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

U.S. Government Obligations and Related Securities

U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”) and Small Business Administration are backed by the “full faith and credit” of the U.S. Government. Other U.S. Government obligations may or may not be backed by the “full faith and credit” of the U.S. Government. In the case of securities not backed by the “full faith and credit” of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, Fannie Mae and Freddie Mac) for ultimate repayment and may not be able to assert a claim against the U.S. Government itself if the agency or instrumentality does not meet its commitments.

Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter (“OTC”) market.

The fund may invest in U.S. Government obligations and related participation interests. In addition, the fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws. Generally, the fund will consider all interest-only or principal-only (See “Mortgage-Related Securities” below) fixed income securities as illiquid.

Sovereign Government and Supranational Debt

The fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions.

Investments in debt securities issued by foreign governments and their political subdivisions or agencies (“Sovereign Debt”) involve special risks. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms

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of such debt, and the fund may have limited legal recourse in the event of a default. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country’s trading partners or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency.

Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the adviser endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the fund to suffer a loss of interest or principal on any of its holdings.

The fund may invest in debt securities issued by supranational entities. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Included among these organizations are the Asian Development Bank, the European Union, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

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Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value. If a convertible security held by the fund is called for redemption, the fund will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser.

The fund has no current intention of converting or exchanging any convertible securities it may own into equity or holding them as equity upon conversion or exchange, although it may do so for temporary purposes. If a convertible security held by the fund is called for redemption, the fund will be required to convert or exchange it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund’s ability to achieve its objective.

Loan Participations and Assignment

The fund may invest in loans. Loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the fund purchases assignments from lenders, the fund will acquire direct rights against the borrower on the loan, however the fund may have difficulty enforcing these rights. Loans may not be fully collateralized and can decline significantly in value. If a borrower becomes insolvent, access to collateral may be limited by bankruptcy and other laws. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. If a secured loan is foreclosed, there is a possibility that the fund will become the owner of its pro rata share of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the fund potentially might be held liable as a co-lender. Some loans are unsecured. If the borrower defaults on an unsecured loan, the fund will be a general creditor and will not have rights to any specific assets of the borrower. The fund may have difficulty disposing of loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the fund’s ability to dispose of the loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

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Equity Securities

GENERAL. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which the fund invests and the risk that the fund may experience a substantial or complete loss on an individual stock.

COMMON STOCKS. The fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

PREFERRED STOCK. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Warrants or Rights

The fund may purchase warrants and rights. Warrants or rights may be acquired separately, or as part of a unit or attached to securities at the time of purchase, and may be deemed to be with or without value. Warrants and rights may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants and rights basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants. The prices of warrants and rights do not necessarily move parallel to the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant or right plus the cost thereof before the expiration date, the fund could sustain losses on transactions in warrants that would require the fund to forgo a portion or all of the benefits of advantageous change in the market price of the underlying security. Warrants may be purchased with values that vary depending on the change in value of one or more specified indexes (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Mortgage-Related Securities

Following the start of the financial crisis in 2007-2008, there have been a large number of home foreclosures in the United States, and it seems likely there will be still more in the months to come. Court challenges to some of these foreclosure actions have revealed problems in the legal documentation underlying some mortgages and some mortgage-backed securities, and have challenged methods used by some mortgage holders to process large numbers of foreclosures and mortgage loan assignments quickly and inexpensively.

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Additionally, as a result of the financial crisis, a large number of these homes are “under water”—that is, the current market value of the home is less than the amount owed on the mortgage. All of these problems have the potential to affect the value of mortgage-backed securities. The effect of these problems on the value of mortgage-backed securities is lessened to the extent that the securities are over-collateralized, privately insured or backed by the entities sponsored by the federal government. However, there is no assurance that these sources will always be available to provide the necessary support.

For example, Fannie Mae and Freddie Mac (the “GSEs”) are government-related guarantors of mortgage-backed securities. While the GSEs guarantee timely payments on pass-through securities that they issue, those securities are not backed by the full faith and credit of the U.S. Government. In 2008, due to GSE capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) to place the GSEs in conservatorship. Since that time, the GSEs have received significant capital support from Treasury and the Federal Reserve. Treasury announced in December 2009 that it would continue its support for the GSEs’ capital as necessary to prevent a negative net worth through at least 2012. No assurance can be given beyond that date that the GSEs will remain successful in meeting their obligations with respect to the securities they issue or have issued.

In addition, the problems faced by the GSEs sparked serious debate among federal policy makers regarding the GSEs’ continued role in providing liquidity for mortgage loans. The Obama Administration issued a proposal in February 2011 to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs, addressing portfolio limits and guarantee fees, among other issues. Policy makers continue to discuss whether the GSEs should be nationalized, privatized, or eliminated altogether.

With the GSEs’ future under serious imminent debate, the nature and scope of their future guarantee obligations are likely to be considerably limited. More broadly, it is not clear what the effect would be on the overall market for mortgage-related securities if the GSEs were to leave the market altogether.

Mortgage-related securities (“Pass-Throughs”), including foreign pass-throughs, provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates, as well as other factors. In addition to fixed-rate, fixed-term mortgages, the fund may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from borrower repayments, the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through” because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of

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payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. The fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages (“ARMs”).

ARMs, which have adjustable rather than fixed rates, may collateralize pass-through securities. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments, after which the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government instrumentalities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of the issuer of the CMO, the fund could experience both delays in liquidating its position and losses. The fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs.

The fund also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in the fund’s 15% limit on illiquid securities. U.S. Government-issued IOs and POs backed by fixed-rate mortgages may be deemed liquid by the adviser, following guidelines and standards established by the Board.

The adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments

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whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the fund’s investment objective and policies, consider making investments in such new types of securities. The Prospectus will be amended with any necessary additional disclosure prior to the fund’s investing in such securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by the fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. The fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the adviser deems to be illiquid pursuant to criteria established by the Board if, as a result, more than 15% of the value of the fund’s net assets would be invested in such illiquid securities and investments.

Asset-Backed Securities

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

Financial Instruments

GENERAL. The fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its income or yield, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage the fund’s foreign currency exposure (including exposure to the euro) as well as other risks of the fund’s investments that can affect its NAV. The adviser may determine not to hedge particular risks, and the fund may be completely unhedged at any point in time. Because of the leverage that may be provided to the fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

As an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

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The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

The fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the fund, from registration as a “commodity pool operator” with respect to the fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the ability of the fund to continue to claim this exclusion. The fund would be limited in its ability to use futures or options on futures or engage in swaps transactions if it continued to claim the exclusion. If the fund were no longer able to claim the exclusion, the fund’s manager would likely become subject to registration and regulation as a commodity pool operator or the fund might be limited in the use of these transactions. The fund and the manager are continuing to analyze the effect of these rules changes on the fund.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

FINANCIAL INSTRUMENTS AND HEDGING. The fund may use Financial Instruments for hedging purposes. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund’s portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes

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in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the fund’s current or anticipated investments exactly. The fund may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the fund’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, the fund might be required to maintain segregated assets as “cover,” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5) The fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

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COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

OPTIONS. The fund may invest in options to attempt to increase its return, as a substitute for investing directly in a security, or to attempt to hedge its investments.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, currencies and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall or fail to rise. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

A type of put that the fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the put option is outstanding, regardless of price changes. When writing an option on a futures contract, the fund will be required to make margin payments as more fully described below under the heading “FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.” If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the

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writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

In return for the receipt of the premium, the writer of a call option assumes the obligation to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Straddles. The fund may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. The fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that the fund has written. The fund would enter into a short straddle when its adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund’s NAV being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

The fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

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The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

European-style options are only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The fund may invest in futures contracts and options on futures contracts to attempt to increase its return or to attempt to hedge its investments.

In addition, futures strategies can be used to manage the average duration of the fund’s fixed income portfolio. If the adviser wishes to shorten the average duration of the fund’s fixed income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund’s fixed income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the fund’s obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

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If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to segregate cash or securities (or designate these assets on its books as segregated).

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The fund may invest in index futures to attempt to increase its return or to attempt to hedge its investments. When index futures are used for hedging purposes, the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the fund’s portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY INVESTMENTS—SPECIAL CONSIDERATIONS. The fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency

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contracts and swap agreements, as described below, to attempt to increase the fund’s return or to attempt to hedge against movements in the values of the foreign currencies in which the fund’s securities are denominated.

Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The fund may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The success of foreign currency investing depends on the adviser’s skill in analyzing and predicting currency values. Currency investing may substantially change the fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that currency investments will be advantageous to the fund or that, when these investments are used as a hedge, the hedge will be implemented at an appropriate time. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term investment strategy is highly uncertain.

Forward Currency Contracts. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

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The fund may use forward currency contracts to attempt to increase the fund’s return. The fund could use forward currency contracts to increase its exposure (long or short) to foreign currencies that the adviser believes might rise or fall in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The fund may use forward currency contracts as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

SHORT POSITIONS. The fund may enter into a short position through a short derivative position, using derivatives such as futures contracts, swaps, options or forward contracts. Using this investment technique subjects the fund to the same risks and cover requirements as short sales. A short position is effected when it is

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believed that the price of a particular security will decline. There can be no assurance that the fund will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price.

The fund is required to maintain segregated assets or take an offsetting position in securities, currencies or other options, futures contracts or forward contracts with a value, marked-to-market daily, sufficient to cover its potential obligations under the short transaction. See “Financial Instruments–COVER.” To the extent that the segregated assets are subject to gains or loss, while the securities sold short are also being subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the fund in this respect will normally be subject to gains or losses and, accordingly, when the fund executes short sales leverage will normally be created.

The fund is said to have a short position in the securities sold until it delivers to the counterparty the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the counterparty an equal amount of the securities sold short.

The fund will realize a gain if the price of a security declines between the date the short position is taken and the date on which the fund purchases a security to close the transaction. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short transaction. It should be noted that possible losses from short transactions differ from those that could arise from a cash investment in a security in that losses from a short transaction may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

The fund may also hold short positions “against the box,” meaning that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short positions “against the box” result in a “constructive sale” and require the fund to recognize any gain unless an exception to the constructive sale rule applies.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. The fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

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SWAPS, CAPS, FLOORS AND COLLARS. The fund may enter into swaps, caps, floors and collars to attempt to increase the fund’s return, to attempt to preserve a return or a spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which the fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund’s custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund’s restrictions on borrowing or senior securities.

For purposes of applying the fund's investment policies and restrictions (as stated in the Prospectus and this SAI), swap agreements are generally valued by the fund at market value, unless the Prospectus or this SAI specifically states otherwise.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of an underlying asset increases, but receive payments from the other party if the value of that instrument decreases. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

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Inflation Swaps. Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swaps can be designated as zero coupon, whereby both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

Credit Default Swaps and Related Investments. The fund may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to investment exposure on the swap. Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

The fund may invest in credit default swap index products that provide exposure to multiple credit default swaps. The fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). Such investments are subject to the associated risk with investments in credit default swaps discussed above.

STRUCTURED NOTES AND INDEXED SECURITIES. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Forward Commitments

The fund may enter into commitments to purchase U.S. Government securities or other securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made,

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but delivery and payment for the securities takes place at a later date. The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

The fund will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of the fund’s forward commitment transactions. On the settlement date, the fund will meet its obligations from then available cash flow, the sale of segregated securities, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the fund’s payment obligations).

The fund may sell the securities underlying a when-issued or delayed delivery commitment, which may result in capital gains or losses.

TBA Purchase Commitments. TBA or “To Be Announced” purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 75 to 90 days. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities and the fund will set aside cash or other liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by the fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which the fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide the fund with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase

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agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. To the extent that proceeds from any sale of collateral securities upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

In determining its status as a non-diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

The fund will not invest more than 10% of its total assets in repurchase agreements.

Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the fund and creates leverage in the fund’s portfolio. In a reverse repurchase transaction, the fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, the fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, the fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, the fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When the fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the fund more volatile and increases the fund’s overall investment exposure. In addition, if the fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When the fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

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In addition, the fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time the fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

The fund will not engage in reverse repurchase agreements if its total borrowings exceed 33-1/3% of its total assets.

Dollar Rolls

The fund may enter into dollar roll transactions in which the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

When the fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of either the securities transferred to another party (in the case of a reverse repurchase agreement) the securities purchased for future delivery (in the case of a dollar roll) or the securities in which the proceeds are invested (in either case) would affect the market value of the fund’s assets. As a result, such transactions could increase fluctuation in the fund’s NAV. If the fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the fund’s yield.

To avoid potential leveraging effects of dollar rolls, the fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the dollar rolls.

Illiquid Investments and Restricted Securities

The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments may include repurchase agreements with terms of greater than seven days, restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Board and securities involved in swap, cap, floor and collar transactions and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the Board, may determine that certain restricted securities

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qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. The fund’s non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made, are not deemed to be an issuance of a senior security.

There are various investment techniques that may give rise to an obligation of the fund to make a future payment, about which the SEC has stated it would not raise senior security concerns, provided the fund complies with SEC guidance regarding cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions and repurchase agreements.

Leverage

The fund may employ “leverage” by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest and other costs of borrowing, the NAV of the fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost on borrowings, or if there are losses, the NAV of the fund’s shares will decrease faster than would otherwise be the case. To reduce its borrowing, the fund might be required to sell securities at a disadvantageous time. The fund will incur interest expense on any money borrowed, and the fund may therefore have little or no investment income during periods of substantial borrowings. The fund will leverage its assets when, in the adviser’s judgment, the potential benefits of the borrowing outweigh the risk and expense of the borrowing.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs and expenses for the fund. If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

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The fund may also invest in the securities of private investment companies, including “hedge funds” and private equity funds. As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that the fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. Certain exceptions may be available from these limits such as when the fund invests in certain exchange-traded funds or money-market funds.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

As a non-fundamental policy, the fund will not rely on the exemptions contained in sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act to invest in the shares of other registered open-end investment companies and registered unit investment trusts in excess of the limits contained in section 12(d)(1)(A) of the 1940 Act.

Securities of Exchange-Traded Funds (“ETFs”)

The fund may invest in the securities of ETFs. ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, the fund’s risk would be limited to the amount it invested in the ETF.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and the fund will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, the fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on the fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s

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shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the fund’s ability to purchase securities issued by other investment companies will apply.

Investment in Japan

The fund may invest more than 20% of its total assets in securities of Japanese issuers or in the yen. Japan has the largest capitalized stock market outside the United States. The performance of the fund may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. The strength of the Japanese currency may adversely affect industries engaged substantially in export. Japan’s economy is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country’s infrastructure. Japanese economic prospects may be affected by the political and military situations of its nearby neighbors, notably North and South Korea, China and Russia.

Investment in the UK

The fund may invest more than 20% of its total assets in securities of United Kingdom issuers or in the pound. Securities of United Kingdom issuers are denominated in the British pound sterling and will fluctuate with pound sterling—U.S. Dollar exchange rate movements. The United Kingdom’s largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world and the world’s leading marketplace for the trading of international equities. The United Kingdom’s economy vies with France as the world’s fifth largest economy. The Economic and Monetary Union (the “EMU”) became fully implemented on February 28, 2002, when a common currency (the euro) became the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, its government has not taken any action to join the EMU. The United Kingdom’s decision not to join the EMU when it was launched in 1999 provoked some European financial business to move from London to within the euro region, but London remains a dominant financial center in Western Europe.

Investment in the European Union

The fund may invest more than 20% of its total assets in securities of European Union issuers or in the euro. The European Union (the “EU”) is an intergovernmental and supranational union of 27 European countries, known as member states. The most widely used currency in the EU (and the unit of currency of the EMU) is the euro, which is in use in 15 of the 27 member states. In addition to implementing a single currency, EMU member countries no longer manage their own monetary policies. Instead, the European Central Bank exercises the authority to direct monetary policy. The EU requires compliance with restrictions on deficits, interest rates, inflation rates, debt levels and fiscal and monetary controls, each of which may significantly impact all European countries. Decreasing imports or exports, changes in the exchange rate of the euro, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member

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countries. The European financial markets have recently experienced volatility and adverse trends due to worries pertaining to rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have negatively impacted the exchange rate of the euro and may continue to significantly affect all European countries.

Investment in Australia

The fund may invest more than 20% of its total assets in securities of Australian issuers or in Australian dollars. The Australian economy relies on the economies of Asia, Europe and the U.S. as key trading partners. The Australian economy depends particularly on the demand for agricultural products and natural resources. Reductions in this trading may cause an adverse impact on the Australian economy. The Australian stock market is small relative to the U.S. stock market when measured by market capitalization and, therefore, securities traded on the Australian stock market may be less liquid.

Investment in Canada

The fund may invest more than 20% of its total assets in securities of Canadian issuers or in Canadian dollars. Canada’s largest trading partner is the U.S. and developments in U.S. economic policy have a substantial impact on the Canadian economy. The continued economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement has made, and will probably continue to make, the Canadian economy and securities market sensitive to North American trade patterns. Canada’s parliamentary system of government is generally stable. Prior periodic demands by the Province of Quebec for sovereignty have significantly impacted equity valuations and foreign currency movements in the Canadian market. Canada is a key producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Negative trends in commodity markets could have a great impact on the Canadian economy. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, could have a considerable effect on Canadian market performance.

Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on each fund.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events. Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and

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greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was signed into law in December of 2010 initiating a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to ensure financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the fund invests, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. The ultimate impact of the Dodd-Frank Act, and any resulting regulations, is not yet certain.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

* * * *

Subject to prior disclosure to shareholders, the Board may, in the future, authorize the fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the fund.

Additional Risk Disclosure

Investments by Affiliated Funds of Funds in the Fund

Certain investment companies which are affiliated with the fund because they are managed by an investment advisory affiliate of the manager and/or adviser may invest in the fund. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

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From time to time, the fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in the fund. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the fund’s performance. Redemptions of fund shares due to rebalancings could also accelerate the realization of taxable capital gains in the fund and might increase brokerage and/or other transaction costs.

The manager and/or adviser may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, they may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption to the fund) than would be permitted for an unaffiliated investor. As necessary, the manager, and adviser will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in the fund by 529 plans.

Additional Tax Information

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

To qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income” (as described in the Prospectus) is taxable as net capital gain, at a maximum federal income tax rate of 15%) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

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The fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

On October 31, 2011, the fund had no capital loss carryforwards.

For federal income tax purposes, capital loss carryforwards are available to be applied against future capital gains, if any, that are realized prior to the expiration of the applicable carryforwards. Starting with the fund’s taxable year ending October 31, 2012, capital loss carryforwards will not expire and capital loss carryforwards from that or later years will be used before capital loss carryforwards from prior years.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions the fund declares in the last quarter of any calendar year that are payable to its shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from the fund’s investment company taxable income, whether received in cash or reinvested in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from the fund’s investment company taxable income may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2013, and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. In addition, the availability of the 15% rate for individual shareholders and the dividends-received deduction allowed to corporations is subject to satisfaction by the fund, with respect to the shares on which the dividends it receives are paid, and the shareholder, with respect to its fund shares, of certain holding period and other restrictions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction. It is not expected that a significant part of the fund’s dividends will so qualify.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions the fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate. If shares of the fund are purchased within 30 days before or after a redemption of shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“non-U.S. shareholder”), depends on whether the income from a fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income from a fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a

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foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from federal income tax on gain realized on the sale of fund shares and fund distributions of net capital gain (other than gain realized on disposition of U.S. real property interests), unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). Distributions that are designated as “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding for taxable years of the fund beginning before January 1, 2012. The fund currently does not expect to designate any distributions as “interest-related dividends” or “short-term capital gain dividends.” If the income from the fund is effectively connected with your U.S. trade or business, you will be subject to federal income tax on such income as if you were a U.S. shareholder. Beginning in 2013, a withholding tax of 30% will apply to payments of fund dividends and gross proceeds of fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or the fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

Cost Basis Reporting

The fund, or, if you hold your shares through a Service Agent, your Service Agent will report to the IRS the amount of proceeds that a shareholder receives from a redemption or exchange of fund shares. For redemptions or exchanges of shares acquired on or after January 1, 2012, the fund will also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the redemption or exchange (i.e., short-term or long-term), and certain related tax information. If a shareholder has a different basis for different shares of the fund in the same account (e.g., if a shareholder purchased fund shares held in the same account when the shares were at different prices), the fund will by default report the basis of the shares redeemed or exchanged using the average basis method, under which the basis per share is the average of the bases of all the shareholder’s fund shares in the account. (For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will be treated as held in separate accounts.)

Shareholders may instruct the fund to use a method other than average basis for an account, but that other method will not apply to shares that have already been redeemed or exchanged. Choosing a method other than average basis after such redemptions or exchanges, rather than before, may affect the basis of the remaining fund shares. For further assistance, shareholders who hold their shares directly with the fund may call the fund at 1-877-721-1926 Monday through Friday between 8:00 a.m. and 5:30 p.m. (Eastern time). Shareholders who hold shares through a Service Agent should contact the Service Agent for further assistance or for information regarding the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

Foreign Securities

FOREIGN TAXES. Dividends and interest the fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to any such election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the

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shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing the shareholder’s taxable income. If the fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES. The fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to individuals’ “qualified dividend income.”

If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. The fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES. Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time the fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund’s investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Forward Currency Contracts

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the

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amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations)—and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies—will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be “marked-to-market” (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis in the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

If the fund has an “appreciated financial position”—generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis—and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to

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the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Original Issue Discount, Market Discount and Pay-In-Kind Securities

The fund may purchase zero coupon or other debt securities issued with original issue discount (“OID”). As a holder of those securities, the fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. With respect to “market discount bonds” (i.e., bonds purchased by the fund at a price less than their issue price plus the portion of OID previously accrued thereon), the fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. Similarly, the fund must include in its gross income securities it receives as “interest” on pay-in-kind securities. Because the fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Additional Purchase and Redemption Information

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

General

See the fund’s Prospectus for a discussion of which classes of shares are available for purchase and who is eligible to purchase shares of each class.

Investors may purchase shares from a Service Agent. In addition, certain investors, including retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify the class of shares being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

For additional information regarding applicable investment minimums and eligibility requirements, please see the fund’s Prospectus.

There are minimum investment requirements of $1,000 for initial investments and $50 for subsequent investments for purchases of Class A shares by: (i) current and retired board members of Legg Mason, (ii) current and retired board members of any fund advised by LMPFA or its affiliates (such board members, together with board members of Legg Mason, are referred to herein as “Board Members”), (iii) current employees of Legg Mason and its affiliates, (iv) the “immediate families” of such persons (“immediate families”

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are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) a pension, profit-sharing or other benefit plan for the benefit of such persons. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.

Purchase orders received by the fund prior to the close of regular trading on the NYSE on any day the fund calculates its NAV are priced according to the NAV determined on that day (the “trade date”). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its NAV are priced according to the NAV determined on that day, provided the order is transmitted by the Service Agent to the fund’s transfer agent in accordance with their agreed-upon procedures. Payment must be made with the purchase order.

Class I Shares. The following persons are eligible to purchase Class I shares: (i) current employees of the fund’s manager and its affiliates; (ii) current and former board members of investment companies managed by affiliates of Legg Mason; (iii) current and former board members of Legg Mason; and (iv) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. Current employees may purchase additional Class I shares through a systematic investment plan.

Under certain circumstances, an investor who purchases fund shares pursuant to a fee-based advisory account program of an Eligible Financial Intermediary as authorized by LMIS may be afforded an opportunity to make a conversion between one or more share classes owned by the investor in the same fund to Class I shares of that fund. Such a conversion in these particular circumstances does not cause the investor to realize taxable gain or loss.

Systematic Investment Plan

The Systematic Investment Plan (the “Plan”) is available to those Class A and Class C shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, you may buy additional shares through the Plan. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The fund will send you an account statement quarterly unless you request monthly statements. The transfer will also be reflected on your regular checking or savings account statement. You may terminate your participation in the Plan at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the Prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of the fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of the fund made at one time by any “person,” which includes an

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individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

Purchases of Class A shares of $500,000 or more will be made at NAV without any initial sales charge, but are subject to a contingent deferred sales charge of 0.50% on redemptions made within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012). The contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Waivers and Reductions” below.

Class C Shares. Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C1 Shares (Class C Shares prior to August 1, 2012). Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). If you own shares prior to that date, you may continue to hold those shares, but you may generally not add to your Class C1 share position except through dividend reinvestment. Class C1 shares are also available for incoming exchanges. Class C1 shares are sold without an initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Class FI, Class R, Class I and Class IS Shares. Class FI, Class R, Class I and Class IS shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired Board Members, (ii) current employees of Legg Mason and its subsidiaries, (iii) the “immediate families” of such persons, and (iv) a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b) sales to any employees of Service Agents having dealer, service or other selling agreements or other arrangements with the distributor, and to the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund sold by the distributor that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts;

(f) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor; and

(g) purchases by investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform.

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In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

Accumulation Privilege—Please see the Prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of five Asset Level Goal amounts, as follows:

(1) $100,000

(2) $250,000

(3) $500,000

(4) $750,000

(5) $1,000,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds distributed by LMIS.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and other distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases. Generally, any shares of a fund distributed by LMIS may be credited towards your Asset Level Goal. Shares of certain money market funds distributed by LMIS acquired by exchange from other funds offered with a sales charge and distributed by LMIS may be credited toward your Asset Level Goal.

Eligible Accounts. Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases. You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter of Intent. You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through the fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference

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between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent, and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter of Intent. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of the Letter of Intent. You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through the fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter of Intent) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gain distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal. If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter of Intent. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through the fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

“Contingent Deferred Sales Charge Shares” are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed on the NAV at the time of purchase or redemption, whichever is less.

Class C shares that are Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

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Class A shares that are Contingent Deferred Sales Charge Shares are subject to a 0.50% contingent deferred sales charge if redeemed within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012).

Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding statement month.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds distributed by LMIS. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. LMIS receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or individual retirement accounts (“IRAs”) commencing on or after attainment of age 70 1/2 (except that shareholders who had opened accounts prior to May 23, 2005, will be “grandfathered” and will be able to attain the waiver at age 59 1/2 by demonstrating such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free return of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS, the manager or the adviser.

The contingent deferred sales charge is waived on Class C shares purchased by retirement plan omnibus accounts held on the books of the fund.

A shareholder who has redeemed shares from other funds distributed by LMIS may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for each class of shares of the fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class C shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $1,000,000) is equal

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to the NAV per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge, however, is imposed on certain redemptions of Class C shares (redeemed within 12 months of purchase), and on Class A shares when purchased in amounts equaling or exceeding $1 million (redeemed within 18 months of payment (or within 12 months for shares purchased prior to August 1, 2012)).

Set forth below is an example of the method of computing the offering price of Class A shares of the fund based on the NAV of a share of the fund as of October 31, 2011.

Class A (based on a NAV of $11.91 and a maximum initial sales charge of 2.25%)	$12.18

The exchange privilege enables shareholders to acquire shares of the same class in another fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The fund’s Prospectus describes the requirements for exchanging shares of the fund.

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

If you exchange Class C1 (formerly Class C) shares of the fund for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, you will be subject to the contingent deferred sales charge of the fund into which you exchange, and your contingent deferred sales charge will be measured from the date of your exchange.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value, and the proceeds, net of any applicable sales charge, are immediately invested in shares of the fund being acquired at that fund’s then-current net asset value. The fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege

The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. See “Frequent trading of fund shares” in the fund’s Prospectus.

During times of drastic economic or market conditions, the fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent, to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

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Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund, excluding those shares held in IRAs or Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Financial Adviser to determine if it offers a similar service.

Class A, Class C, and Class C1 (formerly Class C) Shareholders

Class A, Class C, and Class C1 (formerly Class C) shareholders having an account with a balance of $10,000 or more ($5,000 or more for Retirement Accounts) may elect to make withdrawals of a minimum of $50 on a monthly basis. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by the fund’s transfer agent—fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the monthly amount to be paid to you without charge by notifying the fund. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the fund. The fund, its transfer agent and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge,” above for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI, Class I and Class IS Shareholders

Certain shareholders of the fund’s Class FI, Class I or Class IS shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services—Institutional. The fund, its transfer agent and Legg Mason Investor Services—Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share, determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. (Eastern time)) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. A payment is taxable to the extent that the total amount of the payment exceeds the tax basis in the shares deemed sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

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Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year’s worth of scheduled withdrawals. In addition, shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under the Plan.

Dividends

Shares will begin to earn dividends on the settlement date of purchase and will accrue dividends through the day before the settlement date of redemption.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate telephonic, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

Foreign securities markets may be open for trading on days when the fund is not open for business. The NAV of fund shares may be significantly affected on days when investors do not have access to the fund to purchase and redeem shares.

Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund’s NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem “in-kind” under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the shareholder receiving the securities (though the fund generally would not be required to recognize gain therefrom for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The fund has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator

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intermediaries to receive purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at the fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by the fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C1 (formerly Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

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Valuation of Fund Shares

Pricing of the fund’s shares will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures developed by the manager with respect to the disclosure of the fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about the fund’s portfolio holdings is in the best interests of the fund’s shareholders. As a consequence, any conflicts of interest between the interests of the fund’s shareholders and those of the manager, the distributor or their affiliates in connection with the disclosure of portfolio holdings information would be addressed in a manner that places the interests of fund shareholders first.

The policy provides that information regarding the fund’s portfolio holdings may be shared with the fund’s manager, adviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel).

Under the policy, the fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel: (i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the fund’s Internet site that is accessible by the public, or through public release by a third party vendor.

The policy also permits the release of limited portfolio holdings information to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel in other circumstances, including:

1.	The fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	The fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.	A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.	The fund’s sector weightings, yield and duration (if applicable), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

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6.	A small number of the fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

7.	The fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, the fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. The fund may enter into other ongoing arrangements for the release of portfolio holdings information for a legitimate business purpose with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. The fund, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the fund’s portfolio securities will be reviewed at least annually by the Board.

The approval of the fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy. Any exceptions from the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to the fund’s board.

The fund intends to disclose its complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Set forth below is a list, as of June 30, 2012, of those parties who are authorized to have ongoing arrangements with the fund that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

A.S.A.P. Advisor Services, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Bloomberg L.P.	Quarterly	Sent 6 Business Days after Quarter-End

Lipper Analytical Services Corp.	Quarterly	Sent 6 Business Days after Quarter-End

Morningstar	Quarterly	Sent 8-10 Days after Quarter-End

Thomson/Vestek	Daily	None

FactSet	Daily	None

The Bank of New York Mellon	Daily	None

Thomson	Semi-annually	None

SunGard/Protegent (formerly Dataware)	Daily	None

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Recipient	Frequency	Delay before dissemination
ITG	Daily	None

Investment Company Institute	Monthly	Sent 5 Days after Month End

Institutional Shareholder Services, Inc. (Proxy Voting Services)	As necessary	None

The Northern Trust Company	As necessary	None

Middle Office Solutions, LLC	Daily	None

NaviSite, Inc.	Daily	None

Portfolio holdings information for the fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None

Frank Russell	Monthly	1 Day

Callan Associates, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Mercer LLC	Quarterly	Sent 8-10 Days after Quarter-End

eVestment Alliance	Quarterly	Sent 8-10 Days after Quarter-End

Rogerscasey	Quarterly	Sent 8-10 Days after Quarter-End

Cambridge Associates LLC	Quarterly	Sent 8-10 Days after Quarter-End

Wilshire Associates Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Informa Investment Solutions	Quarterly	Sent 8-10 Days after Quarter-End

Prima Capital	Quarterly	Sent 8-10 Days after Quarter-End

Investor Tools	Daily	None

Advent	Daily	None

BARRA	Daily	None

Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Quantitative Services Group	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

Fitch	Monthly	6-8 Business Days

Liberty Hampshire	Weekly and Month-End	None

SunTrust	Weekly and Month-End	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

Moody’s (Rating Agency)	Monthly	6-8 Business Days

Electra Information Systems	Daily	None

Cabot Research	Weekly	None

Goldman Sachs	Daily	None

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Recipient	Frequency	Delay before dissemination
Chicago Mercantile Exchange	Daily	None

Canterbury Consulting	Quarterly	Sent 8-10 Days after Quarter-End

Broadridge	Daily	None

DST Global Solutions Limited	Monthly	Sent 6 Business Days after Month-End

Interactive Data Corp.	Daily	None

Citigroup Global Markets Inc.	Daily	None

Glass Lewis & Co.	Daily	None

Fidelity	Quarterly	5 Business Days

The fund’s portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the fund’s manager or adviser may manage accounts other than the fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including the fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the fund’s manager or adviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

Tax-Deferred Qualified Plans—Class A, Class C and Class C1 (formerly Class C) Shares

Investors may invest in Class A, Class C and Class C1 (formerly Class C) shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account—IRA

TRADITIONAL IRA. Certain Class A, Class C and Class C1 (formerly Class C) shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

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Simplified Employee Pension Plan—SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A, Class C, and Class C1 (formerly Class C) shares of the fund.

Savings Incentive Match Plan for Employees—SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account—Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or the fund at 1-877-721-1926.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Management of the Fund

Under applicable law, the Board is responsible for management of the Trust and provides broad oversight over its affairs. The Board elects the Trust’s officers who manage the day-to-day operations of the Trust under the general direction of the Board.

The trustees of the Trust, including the trustees who are not “interested persons” of the fund (the “Independent Trustees”) as defined in the 1940 Act and executive officers of the fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the trustees oversee and other board memberships the trustees have held during the past five years are set forth below. The mailing address of each trustee and officer is c/o R. I. Frenkel, 100 International Drive, Baltimore, Maryland 21202.

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INDEPENDENT TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Hearn, Ruby P. (1940) Trustee	Since inception	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; Trustee of the New York Academy of Medicine since 2004; Director of the Institute for Healthcare Improvement since 2002; Member of the Institute of Medicine since 1982; formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996 to 2001); Fellow of The Yale Corporation (1992 to 1998).

Lehman, Arnold L. (1944) Lead Independent Trustee	Since inception	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998; formerly: Director of The Baltimore Museum of Art (1979 to 1997).

Masters, Robin J.W. (1955) Trustee	Since inception	14	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Institutional Funds plc, WA Fixed Income Funds plc and Western Asset Debt Securities Fund plc.	Retired; formerly: Chief Investment Officer of ACE Limited (insurance) (1986 to 2000).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
McGovern, Jill E. (1944) Trustee	Since inception	14	Director of International Biomedical Research Alliance; Director of Lois Roth Endowment	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007; formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993 to 2007); Executive Director of the Baltimore International Festival (1991 to 1993); Senior Assistant to the President of The Johns Hopkins University (1986 to 1990).

Mehlman, Arthur S. (1942) Trustee	Since inception	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Director, The University of Maryland Foundation since 1992; Director, The League for People with Disabilities since 2003; formerly: Partner, KPMG LLP (international accounting firm) (1972 to 2002).

O’Brien, G. Peter (1945) Trustee	Since inception	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school); formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Rowan, S. Ford (1943) Trustee	Since inception	14	None	Chairman, National Center for Critical Incident Analysis, National Defense University Foundation, since 2004; Trustee, St. John’s College, since 2006; formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984 to 2007); Lecturer in Journalism, Northwestern University (1980 to 1993); Lecturer in Organizational Sciences, George Washington University (2000 to 2008); Director, Sante Fe Institute (1999 to 2008).

Tarola, Robert M. (1950) Trustee	Since inception	14	Director of TeleTech Holdings, Inc. (business process outsourcing); Director of American Kidney Fund (renal disease assistance)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; Member, Investor Advisory Group of the Public Company Accounting Oversight Board since 2009; Senior Vice President and Chief Financial Officer of The Howard University since 2010 (higher education and health care); formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999 to 2008) and MedStar Health, Inc. (healthcare) (1996 to 1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 to 1996).

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INTERESTED TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Fetting, Mark R. (1954) Chairman and Trustee	Since inception	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 35 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008; formerly: President of all Legg Mason Funds (2001 to 2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000 to 2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991 to 2000).

Gerken, R. Jay (1951) President and Trustee	Since 2011	President and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of 146 funds associated with LMPFA or its affiliates.	None	Managing Director of Legg Mason & Co. (since 2005); Officer and Trustee/Director of 160 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (formerly a registered investment adviser) (since 2002).

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer with LMPFA (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

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Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Berarducci, Christopher (1974) Treasurer	Since 2010	Vice President of Legg Mason & Co. (since 2011); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (2007 to 2010); Manager of Fund Administration at UBS Global Asset Management (prior to 2007).

Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Sennett, Richard F. (1970) Principal Financial Officer	Since 2011	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007).

(1)	Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Gerken and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their employment with the adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The trustees of the Trust were selected to serve or continue on the Board based upon their skills, experience, judgment, analytical ability, intelligence, common sense, current or previous profit and non-profit board membership, experience on the Board and, for each Independent Trustee, their demonstrated willingness to take an independent and questioning stance toward management. Each trustee also now has considerable familiarity with the Trust, the fund’s manager, adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her substantial prior service as a director/trustee. No particular qualification, experience or background establishes the basis for any trustee’s position on the Board and the Nominating Committee and individual Board members may have attributed different weights to the various factors.

In addition, the following specific experience, qualifications, attributes and/or skills apply as to a trustee as noted: Dr. Hearn, experience in senior management and on the boards of non-profit organizations devoted to health and health care, scientific analytical training and service on the governing board and policy making body for a university; Mr. Lehman, experience as chief executive officer of major museums and other entities involved in the arts, experience as Lead Independent Trustee and experience as a founding director of the Legg Mason Funds; Ms. Masters, investment management experience as chief investment officer and director of an investment advisory firm and service on the boards of other investment companies; Dr. McGovern, experience as chief

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executive officer of a foundation and non-profit fundraising organization devoted to programs of the National Marrow Donor Program; Mr. Mehlman, accounting, auditing and management experience with an international accounting firm, and service on the boards of a for profit publicly held entity, an academic foundation and a non-profit organization that provides services for individuals of all abilities; Mr. O’Brien, experience at senior levels of large financial services company and service on the boards of academic institutions and a residential home care company; Mr. Rowan, experience in business and management consulting, academic experience as a lecturer in organizational sciences and journalism, experience in senior levels of a non-profit organization dedicated to the management of critical events and service on the board of a non-profit independent research and educational center; Mr. Tarola, experience as chief financial officer and in senior management of a university, a healthcare organization and a specialty chemicals company, as an advisory group member to the Public Company Accounting Oversight Board, as a partner with an international accounting firm, and in senior management of a corporate finance and governance consulting organization; Mr. Fetting, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities; and Mr. Gerken, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the fund. Mark Fetting serves as Chairman of the Board. Mr. Fetting is an interested person of the fund. Independent Trustees constitute more than 75% of the Board.

The Board has three standing committees: the Audit Committee, Nominating Committee and Independent Trustees Committee. Each of the Audit, Nominating and Independent Trustees Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees. The chair of the Independent Trustees Committee serves as Lead Independent Trustee. Where the Board deems appropriate, it appoints ad hoc committees.

The Lead Independent Trustee and the chairs of the Audit and Nominating Committees work with the Chairman of the Board, management personnel and counsel to set the agendas for Board and committee meetings. The Lead Independent Trustee also serves as a key point person for dealings between management and the Independent Trustees. As noted below, through the committees the Independent Trustees consider and address important matters involving the fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by experienced independent legal counsel knowledgeable in matters of investment company regulation. The Board has determined that its committees help ensure that the fund has effective and independent governance and oversight. The Board also has determined that its leadership structure is appropriate given that investors, by purchasing the fund, have selected Legg Mason to provide overall management to the fund. The Board’s Chair, Mr. Fetting, as a fund industry career professional and an officer of Legg Mason, is in a unique position to understand developments in the fund industry, as well as developments in management and distribution that may give rise to important opportunities or potential changes in direction for the fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management, including the adviser, and provides the Independent Trustees an opportunity to air their views, determine matters of significance to the fund and its shareholders, and interact and communicate effectively with management on those matters.

The Audit Committee’s purposes are (i) to oversee the Trust’s accounting and financial reporting policies and practices; (ii) to oversee the quality of the fund’s financial statements and the independent audit thereof; (iii) to oversee the integrity of the process by which the financial statements are prepared, and the independent audit thereof; and (iv) to act as liaison between the Trust’s independent auditor and the Board. The Audit Committee meets at least twice a year with the Trust’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Trust, the auditor’s assessment of the

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adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters.

The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees and to fill vacancies on the Board. The selection and nomination of candidates to serve as independent trustees to the Trust is committed to the discretion of the Trust’s current Independent Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate and may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The Committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. While there is no formal list of qualifications, the Nominating Committee considers, among other things, whether prospective nominees have distinguished records in their primary careers, unimpeachable integrity and substantive knowledge in areas important to the Board’s operations, such as background or education in finance, auditing, securities law, the workings of the securities markets, or investment advice, or backgrounds in senior management or sensitive fiduciary positions, such as oversight of the endowments of not-for-profit entities. For candidates to serve as Independent Trustees, independence from the Trust’s manager, advisers and subadvisers, their affiliates and other principal service providers is critical, as is an independent and questioning mindset. The Committee also considers whether the prospective candidates’ workloads would allow them to attend the vast majority of Board meetings, be available for service on Board committees and devote the additional time and effort necessary to keep up with Board matters and the rapidly changing regulatory environment in which the Trust operates. Different substantive areas may assume greater or lesser significance at particular times, in light of the Board’s present composition and the Committee’s (or the Board’s) perceptions about future issues and needs.

The Independent Trustees Committee’s purposes are (i) to review arrangements between the fund and its service providers, including the review of the Trust’s advisory and distribution arrangements in accordance with the 1940 Act; (ii) to carry out the responsibilities of independent trustees pursuant to Rule 38a-1 under the 1940 Act; (iii) to provide Independent Trustees an opportunity to exchange views and formulate positions separately from management; and (iv) to oversee issues related to the Independent Trustees that are not specifically delegated to another Board Committee.

As an integral part of its responsibility for oversight of the fund in the interests of shareholders, the Board oversees risk management of the fund’s investment program and business affairs. The Board views risk management as an important responsibility of management and has emphasized to the manager and adviser the importance of maintaining vigorous risk management programs. Oversight of the risk management process is part of the Board’s general oversight of the fund and its service providers. The Board exercises oversight of the risk management processes through oversight by the full Board.

The fund faces a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the fund. Under the overall supervision of the Board, the fund, the manager, the adviser and the affiliates of the manager and the adviser, or other service providers to the fund, employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the fund’s and the manager’s

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CCO and the manager’s chief risk officer, as well as various personnel of the adviser and other service providers such as the fund’s independent accountant, make reports to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the trustees as to risk management matters are typically summaries of the relevant information. Furthermore, it is in the very nature of certain risks that they can be evaluated only as probabilities, and not as certainties. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations, and no risk management program can predict the likelihood or seriousness of, or mitigate the effects of, all potential risks.

During the fiscal year ended October 31, 2011, the Audit Committee met four times, the Nominating Committee did not meet and the Independent Trustees Committee met five times.

The following table shows each trustee’s ownership of shares of the fund and of all the Legg Mason Funds served by the trustee as of December 31, 2011:

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.	None	50,001 - 100,000
Lehman, Arnold L.	None	Over 100,000
Masters, Robin J.W.	None	Over 100,000
McGovern, Jill E.	None	Over 100,000
Mehlman, Arthur S.	None	Over 100,000
O’Brien, G. Peter	None	Over 100,000
Rowan, S. Ford	None	Over 100,000
Tarola, Robert M.	None	Over 100,000

INTERESTED TRUSTEES:
Fetting, Mark R.	None	Over 100,000
Gerken, R. Jay	None	Over 100,000

As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the fund’s manager, adviser or distributor, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, adviser or distributor of the fund.

Information regarding compensation paid by the Trust to its Board is set forth below. The Independent Trustees receive an annual retainer plus a fee for each meeting of the Board attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Trust for their service as a trustee, but may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

Effective January 1, 2012, for serving as a director/trustee of certain of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $85,000 and a fee of $8,500 for each regularly scheduled meeting he or she attends. Individual trustees may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Trustee receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active.

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Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meeting they attend in person or by telephone, respectively. The Independent Trustees review the level of trustee compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel, independent trustee counsel and independent consultants, as the Independent Trustees deem appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds overseen by the Independent Trustees, market changes in mutual fund trustee compensation, changes in the operational and regulatory environment and changes in the oversight role played by the Independent Trustees.

The following table provides certain information relating to the compensation of the Trust’s trustees. None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from fund* ($)	Total Compensation from Legg Mason Funds** ($)	Total Compensation from Fund Complex*** ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.—Trustee	2,616	113,056	113,056
Lehman, Arnold L.—Trustee	3,110	305,393	305,393
Masters, Robin J.W.—Trustee	2,616	113,056	113,056
McGovern, Jill E.—Trustee	2,616	113,056	113,056
Mehlman, Arthur S.—Trustee	2,889	122,964	327,964
O’Brien, G. Peter—Trustee	2,616	111,806	316,806
Rowan, S. Ford—Trustee	2,616	113,056	113,056
Tarola, Robert M.—Trustee	2,616	111,806	111,806

INTERESTED TRUSTEES:
Fetting, Mark R.—Chairman of the Board and Trustee	None	None	None
Gerken, R. Jay—President and Trustee	None	None	None

*	Represents aggregate compensation paid to each trustee during the fiscal year ended October 31, 2011 from the fund.

**	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2011 from the Legg Mason Funds. At the end of the period, there were 9 open-end investment companies in the Legg Mason Funds, consisting of 16 portfolios.

***	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2011 from the Fund Complex.

Officers receive no compensation from the Trust, although they may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

On June 30, 2012, the trustees and officers of the Trust owned beneficially or of record in the aggregate less than 1% of any class of the fund’s outstanding shares.

On June 30, 2012, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o Legg Mason Funds at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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NAME AND ADDRESS	CLASS	% OF CLASS HELD
UBS WM USA Omni Acct M/F attn: Department Manager 499 Washington Blvd. Fl 9 Jersey City, NJ 07310-2055	Class A	61.32

American Enterprise Investment Svc. P.O. Box 9446 Minneapolis, MN 5540-9446	Class A	24.14

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	Class A	5.86

Morgan Stanley & Co. Inc. Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	Class C	33.68

UBS WM USA Omni Acct M/F attn: Department Manager 499 Washington Blvd. Fl 9 Jersey City, NJ 07310-2055	Class C	24.27

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	Class C	15.25

Citigroup Global Markets 700 Red Brook Blvd. Owings Mills, MD 21117-5184	Class C	11.10

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	Class FI	100

Legg Mason, Inc. 100 International Drive, 10th Floor Baltimore, MD 21202	Class R	100

Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	Class I	63.14

MLPFS for sole benefit of its Customers 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Class I	10.96

Commercial Properties c/o West Coast Trust Co. P.O. Box 1012 Salem, OR 97308-1012	Class I	10.91

NFS LLC US Bank NA 1555 N Rivercenter Dr., Ste 302 Milwaukee, WI 53212-3958	Class I	9.65

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The Fund’s Manager and Adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or “manager”) is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of LMIS. LMPFA serves as manager to the fund under a Management Agreement (“Management Agreement”). Brandywine Global Investment Management, LLC ("Brandywine Global" or “adviser”), also a wholly owned subsidiary of Legg Mason, Inc., provides certain investment advisory services to the fund under a Subadvisory Agreement (“Subadvisory Agreement”) with LMPFA.

The address of LMPFA is 620 Eighth Avenue, New York, New York 10018. The address of Brandywine Global is 2929 Arch Street, Philadelphia, Pennsylvania 19104.

Under the Management Agreement, LMPFA, subject to the supervision of the Board, regularly provides the fund with investment research, advice, management and supervision, furnishes a continuous investment program for the fund’s portfolio of securities and other investments consistent with the fund’s investment objective, policies and restrictions, determines from time to time what securities and other investments will be purchased, retained or sold by the fund and implements those decisions subject to the provisions of the fund’s governing documents, the 1940 Act, the applicable rules and regulations of the SEC and other applicable federal and state law, as well as any specific policies adopted by the Board and disclosed to LMPFA. The Management Agreement further provides that LMPFA provides advice and recommendations with respect to any other aspects of the business and affairs of the fund, and exercises voting rights, rights to consent to corporate action and any other rights pertaining to the fund’s portfolio securities subject to such direction as the Board may provide, and performs such other functions of investment management and supervision as may be directed by the Board. LMPFA and its affiliates pay all compensation of trustees and officers of the fund who are officers, trustees or employees of LMPFA. The fund pays all of its expenses which are not expressly assumed by LMPFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing summary prospectuses, prospectuses, statements of additional information, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMIS, the fund's distributor, compensation of the independent trustees, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and a portion of expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its trustees and officers with respect to litigation.

LMPFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.65% on the fund’s average daily net assets up to the first $1 billion; 0.625% on the fund’s average daily net assets between $1 billion and $2 billion; 0.60% on the fund’s average daily net assets between $2 billion and $5 billion; 0.575% on the fund’s average daily net assets between $5 billion and $10 billion; and 0.55% on the fund’s average daily net assets exceeding $10 billion. Management fees are allocated between each class based on their pro rata share of fund assets.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75% for Class A, C, C1 (formerly Class C), FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of LMPFA and the Board, and may be terminated at any time after that date by LMPFA. These arrangements, however, may be modified by LMPFA to decrease total annual operating expenses at any time. LMPFA is also permitted to recapture amounts waived or reimbursed to a class within three years after the year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will

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LMPFA recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

For the fiscal period ended October 31, 2011, the fund incurred management fees (prior to expenses reimbursed and/or fees waived) of $144,738.

For the fiscal period ended October 31, 2011, LMPFA waived $144,738 in management fees and reimbursed the fund for $123,576 in operating expenses.

Under the Subadvisory Agreement, Brandywine Global regularly provides investment research, advice, management and supervision; otherwise assists in determining from time to time what securities will be purchased, retained or sold by the fund; and implements decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMPFA and the general supervision of the Board. Brandywine Global also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board and LMPFA.

For Brandywine Global’s advisory services to the fund, LMPFA (not the fund) pays Brandywine Global a fee, calculated daily and payable monthly, at an annual rate equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Under its Management Agreement, the fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated or until the right is withdrawn in writing by LMPFA.

Under the Management Agreement and Subadvisory Agreement, LMPFA and Brandywine Global will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement and the Subadvisory Agreement each terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the outstanding voting securities of the fund or by LMPFA, on not less than 60 days’ written notice to the other party, and may be terminated immediately upon the mutual written consent of LMPFA and the fund.

Portfolio Managers

Stephen S. Smith, David F. Hoffman, CFA, John P. McIntyre, CFA and Brian R. Hess serve as portfolio managers to the fund. The tables below provide information regarding other accounts for which Messrs. Smith, Hoffman, McIntyre and Hess have day-to-day management responsibility.

Steven S. Smith

As of October 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Registered Investment Companies	5	1,183,811,347	0	0
Other pooled investment vehicle	32	6,385,262,200	1	9,343,853
Other accounts	104	17,787,225,035	13	2,873,312,909

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David F. Hoffman, John P. McIntyre and Brian R. Hess

As of October 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Registered Investment Companies	4	1,091,514,271	0	0
Other pooled investment vehicle	32	6,385,262,200	1	9,343,853
Other accounts	101	17,768,782,999	13	2,873,312,909

Brandywine Global believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocation of investment opportunities.

The fund’s portfolio managers’ compensation includes a fixed base salary coupled with a bonus which is based on 1) the manager’s portfolio pre-tax performance versus the global fixed income peer universe constructed by the Frank Russell Company, 2) the overall profitability of all portfolios managed by the portfolio managers, and 3) Brandywine Global’s overall profitability. The global fixed income peer universe includes discretionary separate accounts, commingled funds and mutual funds (gross of fees) managed for U.S. dollar-oriented investors. Portfolios are measured against a global unhedged performance benchmark (measured in U.S. dollars) and have no significant currency or bond market restrictions. The comparison to the global fixed income peer universe includes one quarter, one year, three year and five year time periods. The bonus calculation treats every account under the portfolio manager’s direction in the same manner, including the fund.

As of October 31, 2011, Mssrs. Smith, Hoffman, McIntyre and Hess did not own any shares of the fund.

Proxy Voting

If the fund holds equity securities in its portfolio, it will have the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of each fund are delegated the responsibility for assessing and voting the fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and the adviser’s affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge through http://www.leggmason.com/individualinvestors (click on the name of the fund) or the SEC’s Internet site at http://www.sec.gov.

Code of Ethics

The fund, LMPFA, Brandywine Global and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code of ethics and must be conducted in such a manner as to avoid any conflict of interest or the abuse of an employee’s position of trust and responsibility. Copies of the codes of ethics of the fund, LMPFA, Brandywine Global and LMIS are on file with the SEC.

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Portfolio Transactions and Brokerage

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Variations in the portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

For the fiscal period ended October 31, 2011, the fund’s portfolio turnover rate was 105% (not annualized).

Under the Subadvisory Agreement, Brandywine Global is responsible for the execution of the fund’s portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a “spread,” which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker/dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below), and any risk assumed by the executing broker or dealer.

Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by broker/dealers to the adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker/dealers a higher brokerage commission than may be charged by other broker/dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the fund may be used for the fund’s benefit. The adviser’s fee is not reduced by reason of its receiving such brokerage and research services.

The fund may use brokerage firms affiliated with the fund’s manager and/or adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, the fund generally deals with responsible primary market makers unless a more favorable execution can otherwise be obtained.

For the fiscal year ended October 31, 2011, the fund paid brokerage commissions of $1,559.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are

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offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities. In no case in which the fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The Management and Subadvisory Agreements expressly provide such consent.

The fund acquired securities of the following of its regular broker/dealers or their parents during the fiscal year ended October 31, 2011: JPMorgan Chase & Co., Morgan Stanley and Citigroup Global Markets, Inc. As of October 31, 2011, the fund owned securities of such broker/dealers or their parents as follows:

Name	Equity/Debt	Market Value ($)
Citigroup Global Markets, Inc.	Debt	633,000
JPMorgan Chase & Co.	Debt	616,000
Goldman Sachs & Co.	Debt	500,000
Morgan Stanley	Debt	376,000

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMPFA and Brandywine Global. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

The Fund’s Distributor

LMIS acts as distributor of the fund’s shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of summary prospectuses, prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense) and for supplementary sales literature and advertising costs. The Distribution Agreement is terminable with respect to the fund without penalty, at any time, by the Board, by a vote of the holders of a majority of the shares of the fund, or by LMIS upon 60 days’ notice to the other party.

Initial Sales Charge

The aggregate dollar amounts of initial sales charges on Class A shares received by LMIS for the fiscal period ended October 31, 2011 was $0.

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Contingent Deferred Sales Charges

The aggregate dollar amount of contingent deferred sales charges on Class A shares received by LMIS for the fiscal period ended October 31, 2011 was $0. Class C shares had not yet commenced operations as of the date of this SAI and therefore have no contingent deferred sales charge information to report.

The fund has adopted a Distribution Plan for each class of the fund (the “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares and the provision of ongoing services to the shareholders of each class. Payments with respect to a class are made only from assets attributable to that class. With respect to Class A, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares. With respect to Class C, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares. With respect to Class C1 (formerly Class C), the aggregate fees may not exceed an annual rate of 0.75% of the fund’s average daily net assets attributable to Class C1 shares. With respect to Class FI, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Class FI shares. With respect to Class R, the aggregate fees may not exceed an annual rate of 0.50% of the fund’s average daily net assets attributable to Class R shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only. LMIS may pay all or a portion of the fees to Financial Advisers. With respect to Class A, Class C and Class C1 (formerly Class C), the Plan also provides that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A, Class C or Class C1 (formerly Class C), respectively.

Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund. The Plan does not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur under the Plan. Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee. If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

If necessary to achieve the limits described in “The Fund’s Manager and Adviser” section above, LMIS has also agreed to waive its fees for the fund.

The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (“12b-1 Trustees”). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund, the applicable class and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund’s Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Class A shares, Class C shares, Class C1 (formerly Class C) shares, Class FI shares and Class R shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMPFA.

In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by the fund to LMIS under the Plan would increase the fund's level of expenses applicable to Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shares, as applicable, in the amount of such payments. Further, the trustees recognized that LMPFA and Brandywine Global would earn greater management or advisory fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

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Among the potential benefits of the Plan, the trustees noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund's Class A, Class C, Class C1 (formerly Class C), Class FI and Class R shares and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio managers to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of the fund’s average daily net assets attributable to Class A shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.50% of its average daily net assets attributable to Class C1 (formerly Class C) shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C1 shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of the fund’s average daily net assets attributable to Class FI shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.25% of its average daily net assets attributable to Class R shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class R shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a class of the fund by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in the Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

In accordance with Rule 12b-1, the Plan provides that LMIS will submit to the Board, and the trustees shall review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

For the fiscal period ended October 31, 2011, the fund incurred distribution and service fees of $27,246 with respect to Class A shares and $67,501 with respect to Class C1 (formerly Class C) shares. Class C, Class FI and Class R shares had not yet commenced operations as of the date of this SAI and therefore have no distribution and service fee information to report.

All such fees were paid to LMIS, the fund’s principal underwriter as provided for in the underwriting agreement between LMIS and the fund and pursuant to the Plan.

For the fiscal period ended October 31, 2011, LMIS incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses and compensation to Service Agents and third

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parties as expressed in the following table. The distributor may have made revenue sharing payments in addition to the expenses shown here.

Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total ($)
A	1,022	0	0	N/A	1,022
C1	30	27,460	6,490	0	33,980

Class C, Class FI and Class R shares had not yet commenced operations as of the date of this SAI and therefore have no distribution expenses to report.

The Trust

The certificate of trust to establish the Trust was filed with the State of Maryland on October 7, 2009. The fund is a series of the Trust, a Maryland statutory trust. The Trust has a total of seven separate series. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust (the “Declaration”). Some of the more significant provisions of the Declaration are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares. Voting rights are not cumulative.

Election and Removal of Trustees. The Declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining trustees. The provisions of the Declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration. The trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Trust or that limits the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

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Issuance and Redemption of Shares. The fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. All shares in the fund are fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to the fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation, or as the trustees otherwise decide.

Small Accounts. The Declaration provides that the fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits the fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of the fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. The fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The Declaration limits a trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law, by providing that a trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

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The Declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must be made on the trustees. The declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the declaration. The declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent trustees determines that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not consistent with the standard of performance required of the trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the consideration of the demand if, in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The Declaration further provides that the fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

The Fund’s Custodian and Transfer and Dividend-Disbursing Agent

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, MA 02105, serves as custodian of the fund’s assets. BFDS, P.O. Box 953, Quincy, MA 02171, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

The Fund’s Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, serves as counsel to the fund.

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The Fund’s Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, MD 21202, serves as independent registered public accounting firm to the fund.

Financial Statements

The Annual Report to shareholders for the fiscal year ended October 31, 2011, contains the fund’s financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm, all of which are hereby incorporated by reference herein (filed by Legg Mason Global Asset Management Trust on December 23, 2011; Accession Number 0001193125-11-351687).

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APPENDIX A

Credit Rating Descriptions

Description of Moody’s Investors Service, Inc. (“Moody’s”) Ratings:

The following descriptions of Moody’s ratings have been published by Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3—Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime—Issuers rated (or supporting institutions) not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s (“S&P”) Ratings:

The following descriptions of S&P’s ratings have been published by Standard & Poor’s Financial Service LLC.

Long-Term Issue Credit Ratings

AAA—An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated CC is currently highly vulnerable to nonpayment.

C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)—The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR—This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Fitch Ratings’ (“Fitch”) Ratings:

The following descriptions of Fitch’s ratings have been published by Fitch, Inc. and Fitch Ratings Ltd. and its subsidiaries.

Long-Term Ratings

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B—Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC—Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC—Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C—Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

emr—The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings

F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C—High short-term default risk. Default is a real possibility.

RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D—Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

APPENDIX B

LEGG MASON FUNDS

PROXY VOTING POLICIES

(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.	Voting Proxies—Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.	Proxy Voting Policies of Advisers to Legg Mason Funds—Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.	Funds’ Proxy Voting Policies and Procedures—The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.	Annual Review—An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.	Changes to Advisers' Policies and Procedures—On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Partners Fund Advisor, LLC

Proxy Voting Policy

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC

I. Client Accounts for which Brandywine Global Votes Proxies

Brandywine Global shall vote proxies for each client account for which the client:

(i)	has specifically authorized Brandywine Global to vote proxies in the applicable investment management agreement or other written instrument; or

(ii)	without specifically authorizing Brandywine Global to vote proxies, has granted general investment discretion to Brandywine Global in the applicable investment management agreement.

Also, Brandywine Global shall vote proxies for any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), unless the investment management agreement specifically reserves the responsibility for voting proxies to the plan trustees or other named fiduciary.

At or prior to inception of each client account, Brandywine Global shall determine whether it has proxy voting authority over such account.

II. General Principles

In exercising discretion to vote proxies for securities held in client accounts, Brandywine Global is guided by general fiduciary principles. Brandywine Global’s goal in voting proxies is to act prudently and solely in the best economic interest of its clients for which it is voting proxies. In furtherance of such goal, Brandywine Global will vote proxies in a manner that Brandywine Global believes will be consistent with efforts to maximize shareholder values. Brandywine Global does not exercise its proxy voting discretion to further policy, political or other issues that have no connection to enhancing the economic value of the client’s investment.

III. How Brandywine Global Votes Proxies

Appendix A sets forth general guidelines considered by Brandywine Global and its portfolio management teams in voting common proxy items.

In the case of a proxy issue for which there is a stated position set forth in Appendix A, Brandywine Global generally votes in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global considers those factors and votes on a case-by-case basis in accordance with the general principles described in Section II. In the case of a proxy issue for which there is no stated position or list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global votes on a case-by-case basis in accordance with the general principles described in Section II.

The general guidelines set forth in Appendix A are not binding on Brandywine Global and its portfolio management teams, but rather are intended to provide an analytical framework for the review and assessment of common proxy issues. Such guidelines can always be superseded by a portfolio management team based on the team’s assessment of the proxy issue and determination that a vote that is contrary to such general guidelines is in the best economic interests of the client accounts for which the team is responsible. Different portfolio management teams may vote differently on the same issue based on their respective assessments of the proxy issue and determinations as to what is in the best economic interests of client accounts for which they are responsible. In addition, a team may adopt proxy voting policies that supplement these policies and procedures.

In the case of Taft-Hartley clients, Brandywine Global will comply with a client direction to vote proxies in accordance with Glass Lewis & Co. PVS Proxy Voting Guidelines, which Glass Lewis & Co. represents to be fully consistent with AFL-CIO guidelines.

IV. Use of an Independent Proxy Service Firm

Brandywine Global may contract with an independent proxy service firm to provide Brandywine Global with information and/or recommendations with regard to proxy votes. Any such information and/or recommendations will be made available to Brandywine Global’s portfolio management teams, but Brandywine Global and its portfolio management teams are not required to follow any recommendation furnished by such service provider. The use of an independent proxy service firm to provide proxy voting information and/or recommendations does not relieve Brandywine Global of its responsibility for any proxy votes.

With respect to any independent proxy service firm engaged by Brandywine Global to provide Brandywine Global with information and/or recommendations with regard to proxy votes, Brandywine Global’s Proxy Administrator shall periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest as well as obtain an annual certificate from the firm that its conflict procedures have been implemented.

V. Conflict of Interest Procedures

In furtherance of Brandywine Global’s goal to vote proxies in the best interests of clients, Brandywine Global follows procedures designed to identify and address material conflicts that may arise between the interests of Brandywine Global and its employees and those of its clients before voting proxies on behalf of such clients. Conflicts of interest may arise both at the firm level and as a result of an employee’s personal relationships or circumstances.

(1)	Procedures for Identifying Conflicts of Interest

Brandywine Global relies on the procedures set forth below to seek to identify conflicts of interest with respect to proxy voting.

A.	Brandywine Global’s Compliance Department annually requires each Brandywine Global employee, including those involved in proxy voting decisions (“Voting Persons”), to complete a questionnaire designed to elicit information that may reveal potential conflicts between the employee’s interests and those of Brandywine Global clients.

B.	Brandywine Global treats significant client relationships as creating a conflict of interest for Brandywine Global in voting proxies with respect to securities issued by such client or its known affiliates.

C.	As a general matter, Brandywine Global takes the position that relationships between a non-Brandywine Global Legg Mason business unit and an issuer (e.g., investment management relationship between an issuer and a non-Brandywine Global Legg Mason investment adviser affiliate) do not present a conflict of interest for Brandywine Global in voting proxies with respect to such issuer because Brandywine Global operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between Brandywine Global and certain other Legg Mason business units.

(2)	Procedures for Assessing Materiality of Conflicts of Interest

A.	All potential conflicts of interest identified pursuant to the procedures outlined in Section V.(1)A. must be brought to the attention of the Investment Committee for resolution.

B.	The Investment Committee shall determine whether a conflict of interest is material. A conflict of interest shall be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Brandywine Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Investment Committee shall be maintained.

C.	If it is determined by the Investment Committee that a conflict of interest is not material, Brandywine Global may vote proxies following normal processes notwithstanding the existence of the conflict.

(3)	Procedures for Addressing Material Conflicts of Interest

A.	If it is determined by the Investment Committee that a conflict of interest is material, the Investment Committee shall determine an appropriate method or combination methods to resolve such conflict of interest before the proxy affected by the conflict of interest is voted by Brandywine Global. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

(i)	confirming that the proxy will be voted in accordance with a stated position or positions set forth in Appendix A;

(ii)	confirming that the proxy will be voted in accordance with the recommendations of an independent proxy service firm retained by Brandywine Global;

(iii)	in the case of a conflict of interest resulting from a particular employee’s personal relationships or circumstances, removing such employee from the decision-making process with respect to such proxy vote;

(iv)	disclosing the conflict to clients and obtaining their consent before voting;

(v)	suggesting to clients that they engage another party to vote the proxy on their behalf; or

(vi)	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.

B.	A written record of the method used to resolve a material conflict of interest shall be maintained.

VI. Other Considerations

In certain situations, Brandywine Global may decide not to vote proxies on behalf of a client account for which it has discretionary voting authority because Brandywine Global believes that the expected benefit to the client account of voting shares is outweighed by countervailing considerations (excluding the existence of a potential conflict of interest). Examples of situations in which Brandywine Global may determine not to vote proxies are set forth below.

(1)	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, Brandywine Global will consider and weigh, based on the particular facts and circumstances, the expected benefit to client accounts of voting in relation to the potential detriment to clients of not being able to sell such shares during the applicable period.

(2)	Securities on Loan

Certain clients of Brandywine Global, such as an institutional client or a registered investment company for which Brandywine Global acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. Brandywine Global typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, Brandywine Global may request that the client recall shares that are on loan so that such shares can be voted if Brandywine Global believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of Brandywine Global and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. Proxy Voting-Related Disclosures

(1)	Proxy Voting Independence and Intent

Brandywine Global exercises its proxy voting authority independently of other Legg Mason affiliated investment advisers. Brandywine Global and its employees shall not consult with or enter into any formal or informal agreements with Brandywine Global’s parent, Legg Mason, Inc., any other Legg Mason business unit, or any of their respective officers, directors or employees, regarding the voting of any securities by Brandywine Global on behalf of its clients.

Brandywine Global and its employees must not disclose to any person outside of Brandywine Global, including without limitation another investment management firm (affiliated or unaffiliated) or the issuer of securities that are the subject of the proxy vote, how Brandywine Global intends to vote a proxy without prior approval from Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global employee receives a request to disclose Brandywine Global’s proxy voting intentions to, or is otherwise contacted by, another person outside of Brandywine Global (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, the employee should immediately notify Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global portfolio manager wants to take a public stance with regards to a proxy, the portfolio manager must consult with and obtain the approval of Brandywine Global’s Chief Compliance Officer before making or issuing a public statement.

(2)	Disclosure of Proxy Votes and Policy and Procedures

Upon Brandywine Global’s receipt of any oral or written client request for information on how Brandywine Global voted proxies for that client’s account, Brandywine Global must promptly provide the client with such requested information in writing.

Brandywine Global must deliver to each client, for which it has proxy voting authority, no later than the time it accepts such authority, a written summary of this Proxy Voting policy and procedures. This summary must include information on how clients may obtain information about how Brandywine Global has voted proxies for their accounts and must also state that a copy of Brandywine Global’s Proxy Voting policy and procedures is available upon request.

Brandywine Global must create and maintain a record of each written client request for proxy voting information. Such record must be created promptly after receipt of the request and must include the date the request was received, the content of the request, and the date of Brandywine Global’s response. Brandywine Global must also maintain copies of written client requests and copies of all responses to such requests.

VIII. Shareholder Activism and Certain Non-Proxy Voting Matters

In no event shall Brandywine Global’s possession of proxy voting authority obligate it to undertake any shareholder activism on behalf of a client. Brandywine Global may undertake such activism in connection with a proxy or otherwise if and to the extent that Brandywine Global determines that doing so is consistent with applicable general fiduciary principles, provided Brandywine Global has first obtained its Chief Compliance Officer’s approval of the proposed activism.

Absent a specific contrary written agreement with a client, Brandywine Global does not (1) render any advice to, or take any action on behalf of, clients with respect to any legal proceedings, including bankruptcies and shareholder litigation, to which any securities or other investments held in client account, or the issuers thereof, become subject, or (2) initiate or pursue legal proceedings, including without limitation shareholder litigation, on behalf of clients with respect to transactions or securities or other investments held in client accounts, or the issuers thereof. Except as otherwise agreed to in writing with a particular client, the right to take any action with respect to any legal proceeding, including without limitation bankruptcies and shareholder litigation, and the right to initiate or pursue any legal proceedings, including without limitation shareholder litigation, with respect to transactions or securities or other investments held in a client account is expressly reserved to the client.

IX. Recordkeeping

In addition to all other records required by this Policy and Procedures, Brandywine Global shall maintain the following records relating to proxy voting:

-	a copy of this Policy and Procedures, including any and all amendments that may be adopted;
-	a copy of each proxy statement that Brandywine Global receives regarding client securities;
-	a record of each vote cast by Brandywine Global on behalf of a client;
-	documentation relating to the identification and resolution of conflicts of interest;
-	any documents created by Brandywine Global that were material to a proxy voting decision or that memorialized the basis for that decision;

-	a copy of each written client request for information on how Brandywine Global voted proxies on behalf of the client, and a copy of any written response by Brandywine Global to any (written or oral) client request for information on how Brandywine Global voted proxies on behalf of the requesting client; and
-	records showing whether or not Brandywine Global has proxy voting authority for each client account.

All required records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of Brandywine Global. Brandywine Global also shall maintain a copy of any proxy voting policies and procedures that were in effect at any time within the last five years.

To the extent that Brandywine Global is authorized to vote proxies for a United States registered investment company, Brandywine Global shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, Brandywine Global may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements if the third party provides an undertaking to provide copies of such proxy statements promptly upon request. Brandywine Global may rely on a third party to make and retain, on Brandywine Global’s behalf, records of votes cast by Brandywine Global on behalf of clients if the third party provides an undertaking to provide a copy of such records promptly upon request.

Appendix A

Proxy Voting Guidelines

Legg Mason BW Absolute Return Opportunities Fund (“Fund”)

Below are proxy voting guidelines that Brandywine Global’s Fixed Income Portfolio Management Team generally follows when voting proxies for securities held in the Fund. The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of Fund.

I.	Compensation

A.	We vote for non-employee director stock options, unless we consider the number of shares available for issue excessive.
B.	We vote for employee stock purchase programs. Normally, these programs allow all employees to purchase company stock at a price equal to 85% of current market price. Usually, we will still vote for these employee programs even if we vote against a non-employee or executive-only stock purchase program because of excessive dilution.
C.	We vote for measures that give shareholders a vote on executive compensation.
D.	We vote for compensation plans that are tied to the company achieving set profitability hurdles. This is to comply with IRS laws to allow for deductibility of management compensation exceeding $1 million.
E.	We vote against any attempt to re-price options. Also, we vote against the re-election of incumbent Directors in the event of such a re-pricing proposal.
F.	We vote against attempts to increase incentive stock options when we determine they are excessive, either in total or for one individual.
G.	We vote against stock option plans allowing for stock options with exercise prices less than 100% of the stock’s price at the time of the option grant.

II.	Governance

A.	We vote for cumulative shareholder voting.
B.	We vote against “catch-all” authorizations permitting proxy holders to conduct unspecified business that arises during shareholder meetings.

III.	Anti-Takeover

We vote against anti-takeover measures, including without limitation:

A.	Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).
B.	Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes).
C.	Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

IV.	Capital Structure

We vote against attempts to increase authorized shares by more than twice the number of outstanding shares unless there is a specific purpose for such increase given, such as a pending stock split or a corporate purchase using shares, and we determine that increasing authorized shares for such purpose is appropriate. Generally, we believe it is better to use shares to pay for acquisitions when they are trading at higher values than when they are trading at or near historical lows. The dilution effect is less.

V.	Business Management

We generally vote against shareholder resolutions focused on strategy or policy issues (for example, a proposal that a company adopt the internationally recognized standards on emissions from…). We generally prefer not to dictate to companies on matters of business strategy. As long as the company is operating responsibly, we believe management’s role is to make these decisions.

Legg Mason Global Asset Management Trust

Part C.		Other Information

Item 28.		Exhibits

(a)	(i)	Certificate of Trust (11)

	(ii)	Amended and Restated Declaration of Trust (54)

	(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust – filed herewith

(b)	Bylaws, as amended and restated (54)

(c)	Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(i)	Management Agreement – Legg Mason BW International Opportunities Bond Fund (12)

	(ii)	Subadvisory Agreement – Legg Mason BW International Opportunities Bond Fund (12)

	(iii)	Management Agreement – Legg Mason Strategic Real Return Fund (13)

	(iv)	Advisory Agreement – Legg Mason Strategic Real Return Fund (13)

	(v)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – Legg Mason Strategic Real Return Fund (13)

	(vi)	Subadvisory Agreement with ClearBridge Advisors, LLC – Legg Mason Strategic Real Return Fund (13)

	(vii)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Strategic Real Return Fund (13)

	(viii)	Subadvisory Agreement with Western Asset Management Company Limited in London – Legg Mason Strategic Real Return Fund (13)

	(ix)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – Legg Mason Strategic Real Return Fund (13)

	(x)	Management and Advisory Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)

	(xi)	Subadministration Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)

	(xii)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)

	(xiii)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)

	(xiv)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)

	(xv)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)

	(xvi)	Form of Management Agreement – Legg Mason BW Classic Large Cap Value Fund (20)

	(xvii)	Form of Subadvisory Agreement – Legg Mason BW Classic Large Cap Value Fund (20)

	(xviii)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Growth Trust, Inc. (23)

	(xix)	The form of Sub-Administration Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Growth Trust, Inc. (23)

	(xx)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (24)

(xxi)	The form of Sub-Administration Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (25)

(xxii)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (26) and the Amended Appendix A to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (27)

(xxiii)	The form of Sub-Administration Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Value Trust, Inc. (28)

(xxiv)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Growth Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc. (37)

(xxv)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Special Investment Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Special Investment Trust, Inc. (52)

(xxvi)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Value Trust, Inc. (53)

(xxvii)	The form of Inter-Affiliate Transfer Agreement (LMFA to LMPFA) for Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, and Legg Mason Capital Management Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc. (51)

(xxviii)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch International Equity Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch International Equity Trust (55)

(xxix)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch Emerging Markets Trust (56)

(xxx)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (2)

(xxxi)	The form of Investment Advisory and Management Agreement for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (9)

(xxxii)	The form of Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) for Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (64)

	(xxxiii)	The form of Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) for Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (64)

	(xxxiv)	Management Agreement – Legg Mason BW Global High Yield Fund. (To be filed by subsequent amendment).

	(xxxv)	Subadvisory Agreement – Legg Mason BW Global High Yield Fund. (To be filed by subsequent amendment).

(e)	(i)	Distribution Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (12)

	(ii)	Amended Appendix A to the Distribution Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund. Appendix A to the Distribution Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund.

	(iii)	The form of Distribution Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Growth Trust, Inc. (29) and the Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Growth Trust, Inc. (29)

	(iv)	The form of Distribution Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (30) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (30)

	(v)	The form of Distribution Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (28) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (28)

	(vi)	Anti-Money Laundering Delegation Agreement (12)

	(vii)	Amended Attachment A to the Anti-Money Laundering Delegation Agreement. Attachment A to the Anti-Money Laundering Delegation Agreement. (72)

	(viii)	Form of Dealer Agreement (4)

	(ix)	The form of Distribution Agreement for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Distribution Agreement of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (29) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (63)

	(x)	The form of Distribution Agreement for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Distribution Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (5) and Amendment No. 1 to the

Distribution Agreement dated December 15, 2006 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (5)

(f)	Bonus, profit sharing or pension plans – none

(g)	(i)	Custodian Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (12)

	(ii)	Amended Appendix A to the Custodian Contract. – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund. Appendix A to the Custodian Contract was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund.

	(iii)	The form of Custodian Contract for Legg Mason Capital Management Growth Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Growth Trust, Inc. (31) and the Amendment dated July 1, 2001 to the Custodian Contract of Legg Mason Capital Management Growth Trust, Inc. (23)

	(iv)	The form of Custodian Contract for Legg Mason Capital Management Special Investment Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Special Investment Trust, Inc. (32); Addendums dated February 9, 1988; February 25, 1988; August 12, 1988; and May 28, 1996 of Legg Mason Capital Management Special Investment Trust, Inc. (32); and Amendment to the Custodian Contract dated July 1, 2001 of Legg Mason Capital Management Special Investment Trust, Inc. (33)

	(v)	The form of Custodian Contract for Legg Mason Capital Management Value Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Value Trust, Inc. (34); Addendums dated February 9, 1988; February 25, 1988; August 12, 1988; and May 28, 1996 of Legg Mason Capital Management Special Investment Trust, Inc. (34); and Amendment to the Custodian Contract dated July 1, 2001 (35)

	(vi)	The form of Custodian Contract for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Custodian Contract of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (57); Amendment to the Custodian Contract dated May 28, 1996 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (57); and Amendment to the Amended Custodian Contract dated July 1, 2001 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (60)

	(vii)	The form of Custodian Contract for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Custodian Contract of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (1); Amendment to the Custodian Contract dated July 1, 2001 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (2); and Amendment to the Custodian Contract of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (9)

(h)	(i)	Transfer Agency and Services Agreement (8)

	(ii)	Amended Schedule A to the Transfer Agency and Services Agreement. Schedule A to the Transfer Agency and Services Agreement. (72)

	(iii)	Board Resolutions regarding expense limitation arrangements - filed herewith

(i)	Opinion and consent of counsel for Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW International Opportunities Bond Fund and Legg Mason BW Absolute Return Opportunities Fund – filed herewith

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith

(k)	Financial statements omitted from Item 27 – not applicable

(l)	Agreement for providing initial capital (12)

(m)	(i)	Amended Shareholder Services and Distribution Plan – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund. (73)

	(ii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (36); Amendment to the Class C Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (37) and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (39)

	(iii)	The form of Class FI Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class FI Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (38) and Amendment to the Class FI Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (37)

	(iv)	The form of Class R Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class R Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (39)

	(v)	The form of Class A Distribution Plan for Legg Mason Capital Management Growth Trust is substantially identical to the Class A Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (39)

	(vi)	The form of Class R1 Distribution Plan for Legg Mason Capital Management Growth Trust is substantially identical to the Class R Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (40)

	(vii)	The form of Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Amended Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (41); Amendment to the Class C Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (44); and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (45)

	(viii)	The form of Distribution Plan for Class FI pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Plan for Class FI pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (42) and Amendment to the Class FI Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (44)

	(ix)	The form of Distribution Plan for Class R pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Plan for Class R pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (43)

	(x)	The form of Class A Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Class A Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (43)

	(xi)	The form of Class R1 Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Class R1 Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (46)

(xii)	The form of Class C Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (47); Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (48) and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)

(xiii)	The form of Class FI Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class FI Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (50)

(xiv)	The form of Class R Distribution Plan for Legg Mason Capital Management Value is substantially identical to the Class R Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)

(xv)	The form of Class A Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class A Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)

(xvi)	The form of Class R1 Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class R1 Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (51)

(xvii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Batterymarch International Equity Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (58); Amendment to the Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (62) and Amendment to the Amended Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (65)

(xviii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (56); Amendment to the Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (62) and Amendment to the Amended Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (65)

(xix)	The form of Class FI Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class FI Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (59) and Amendment to the Class FI Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (62)

(xx)	The form of Class R Distribution Plan and Class A Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class R Distribution Plan and Class A Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (65)

(xxi)	The form of Class R1 Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class R1 Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (66)

(xxii)	The form of Class FI Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (67) and Amendment to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (68)

	(xxiii)	The form of Class A Distribution Plan, Class C Distribution Plan, and Class R Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Class A Distribution Plan, Class C Distribution Plan, and Class R Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (9)

	(xxiv)	The form of Class R1 Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Class R1 Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (69)

	(xxv)	The form of Class FI Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (9)

	(xxvi)	The form of Class A Distribution Plan and Class C Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class A Distribution Plan and Class C Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (64)

	(xxvii)	The form of Class R Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class R Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (70)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (73)

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter

	(i)	Legg Mason & Co., LLC (22)

	(ii)	Batterymarch Financial Management, Inc. (5)

	(iii)	Brandywine Global Investment Management, LLC (3)

	(iv)	ClearBridge Advisors, LLC (10)

	(v)	Legg Mason Capital Management, LLC (6)

	(vi)	Western Asset Management Company (7)

	(vii)	Western Asset Management Company Limited in London (7)

	(viii)	Western Asset Management Company Ltd. in Japan (7)

	(ix)	Legg Mason Capital Management, LLC (28)

(1)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.
(2)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.
(3)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.
(4)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.
(5)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(6)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.
(7)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust, SEC File No. 2-96408, filed September 12, 2008.
(8)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.
(9)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.
(10)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.
(11)	Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.
(12)	Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 30, 2009.
(13)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.
(14)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed March 16, 2010.
(15)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 23, 2010.
(16)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.
(17)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 15, 2010.
(18)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.
(19)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 28, 2011.
(20)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed April 25, 2011.

(21)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 10, 2011.
(22)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 033-37971, filed July 26, 2011.
(23)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 18, 2002.
(24)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed May 10, 2001.
(25)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.
(26)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 10, 2001.
(27)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.
(28)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 2, 2001.
(29)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 27, 2007.
(30)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 27, 2007.
(31)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on February 21, 2001.
(32)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 31, 1997.
(33)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.
(34)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1997.
(35)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 11, 2002.

(36)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.
(37)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 27, 2006.
(38)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on August 20, 2003.
(39)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on December 23, 2009.
(40)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on February 26, 2010.
(41)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 31, 1996.
(42)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed January 19, 2001.
(43)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed December 23, 2009.
(44)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 28, 2006.
(45)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 37 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed December 1, 2008.
(46)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed February 26, 2010.
(47)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1996.
(48)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 28, 2006.
(49)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 47 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 29, 2009.

(50)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 30 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed January 19, 2001.
(51)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed February 26, 2010.
(52)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 29, 2005.
(53)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 29, 2005.
(54)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2011.
(55)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.
(56)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.
(57)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1997.
(58)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 2, 2001.
(59)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 2, 2001.
(60)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Global Trust, Inc. SEC File No. 33-56672, filed April 10, 2002.
(61)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 28 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 29, 2005.
(62)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2006.
(63)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2007.
(64)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Charles Street Trust, Inc. SEC File No. 333-44423, filed February 26, 2010.
(65)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 26, 2010.
(66)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2011.

(67)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2003.
(68)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 26, 2006.
(69)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 27 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed April 27, 2010.
(70)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed April 25, 2011.
(71)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 24, 2012.
(72)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed April 23, 2012.
(73)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed May 31, 2012.

Item 29.	Persons Controlled by or under Common Control with Registrant - None

Item 30.	Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Declaration of Trust, which provides, in summary, that to the extent permitted by law, officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with claims, actions, suits, or proceedings arising out of their offices or duties of employment.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

(a) Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA
Vice President, Legg Mason, Inc.

R. Jay Gerken	Chairman, President and CEO, LMPFA
President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA
Secretary, SBFM

Thomas C. Merchant	Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

Peter H. Nachtwey	Manager, LMPFA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS

Manager and President, LeggCo
Manager, LMCM
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMGAA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Robert B. Shepler	Senior Vice President, LMPFA
Vice President, LeggCo
Senior Vice President, SBFM

(b) Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst	Manager, LMGAA
Director, Bartlett
Director, Batterymarch
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMCM
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce
Director, WAM

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, LMCM
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

(c) Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst	Director, Batterymarch
Director, Bartlett
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMCM
Manager, LMGAA
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce
Director, WAM

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, LMCM
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

(d) Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst	Manager, Brandywine
Director, Bartlett
Director, Batterymarch
Manager, Clear Adv
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMCM
Manager, LMGAA
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce
Director, WAM

Thomas C. Merchant	Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.

Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, LMCM
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower

Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

(e) ClearBridge Advisors, LLC (“Clear Adv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Clear Adv have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst	Manager, Clear Adv
Director, Bartlett
Director, Batterymarch
Manager, Brandywine
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMCM
Manager, LMGAA
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce
Director, WAM

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, LMCM
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Manager, Clear Adv
Manager, LMCM
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(f) Legg Mason Capital Management, LLC (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst	Manager, LMCM
Director, Batterymarch
Director, Bartlett
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMGAA
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce
Director, WAM

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties

Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

William H. Miller III	Manager and Chairman, LMCM
Managing Member, LMM

Jennifer W. Murphy	Manager and CFO, LMCM
COO, LMM

Peter H. Nachtwey	Manager, LMCM
Director, Batterymarch
Director and President, The Baltimore Co.
Director and President, BMML
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMGAA
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Manager, LMCM
Manager, Clear Adv
Manager, LMIC

Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(g) Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Ronald Dewhurst	Director, WAM
Director, Batterymarch
Director, Bartlett
Manager, Brandywine
Manager, Clear Adv
Director, Clear Asset
Manager, Essemplia
Manager, GCIM
Manager, LMCM
Manager, LMGAA
Manager, LMIC
Manager, LMPPG
Sr. EVP and Sr. Managing Director, Legg Mason Inc
Manager, Royce

Jeffrey A. Nattans	Director, WAM
Manager, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(h) Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAMCL
Manager, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(i) Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAM Tokyo
Manager, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM
Director, WAM Australia
Director, WAM Singapore

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

The Baltimore Company (“The Baltimore Co”)

100 International Drive

Baltimore, MD 21202

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

BMML, Inc. (“BMML”)

100 International Drive

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)

Level 9, Leaf B, Tower 42

25 Old Broad Street

London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Essemplia Emerging Markets, LLC (“Essemplia”)

10 Exchange Square, 9th Floor

Primrose Street

London, England EC2A 2EN

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 International Drive

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, LLC (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 International Drive

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 International Drive

Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 International Drive

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 International Drive

Baltimore, MD 21202

LM Capital Support II (“LMCS II”)

100 International Drive

Baltimore, MD 21202

LM Capital Support III (“LMCS III”)

100 International Drive

Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)

100 International Drive

Baltimore, MD 21202

LM Capital Support V (“LMCS V”)

100 International Drive

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

LMM LLC (“LMM”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Smith Barney Fund Management (“SBFM”)

100 First Stamford Place

Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC ("LMIS"), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Charles Street Trust, Inc.; Legg Mason Capital Management Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Capital Management Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Capital Management Growth Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust; and Legg Mason Investment Trust.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Thomas J. Hirschmann	Co-Managing Director	None

Joseph A. Sullivan	Co-Managing Director	None

Jeremy O’Shea	Vice President	None
100 First Stamford Pl. Stamford, CT 06902-6732

Matthew Schiffman	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Elizabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	620 Eighth Avenue
Boston, Massachusetts 02105		New York, New York 10018

Item 34.	Management Services - None

Item 35.	Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 43 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 26th day of July, 2012.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Trustee	July 26, 2012
Mark R. Fetting

/s/ R. Jay Gerken	President (Principal Executive	July 26, 2012
R. Jay Gerken	Officer) and Trustee

/s/ Ruby P. Hearn*	Trustee	July 26, 2012
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	July 26, 2012
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	July 26, 2012
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	July 26, 2012
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	July 26, 2012
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	July 26, 2012
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	July 26, 2012
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	July 26, 2012
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and	July 26, 2012
Richard F. Sennett	Accounting Officer

*By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON INVESTMENT TRUST

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of R. JAY GERKEN, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	February 23, 2012
Mark R. Fetting

/s/ R. Jay Gerken	February 23, 2012
R. Jay Gerken

/s/ Ruby P. Hearn	February 23, 2012
Ruby P. Hearn

/s/ Arnold L. Lehman	February 23, 2012
Arnold L. Lehman

/s/ Robin J.W. Masters	February 23, 2012
Robin J.W. Masters

/s/ Jill E. McGovern	February 23, 2012
Jill E. McGovern

/s/ Arthur S. Mehlman	February 23, 2012
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 23, 2012
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 23, 2012
G. Peter O’Brien

/s/ S. Ford Rowan	February 23, 2012
S. Ford Rowan

/s/ Robert M. Tarola	February 23, 2012
Robert M. Tarola

Legg Mason Global Asset Management Trust

Post-Effective Amendment No. 43

Exhibits

(a)(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust

(h)(iii)	Board Resolutions regarding expense limitation arrangements

(i)	Opinion and consent of counsel

(j)	Consent of Independent Registered Public Accounting Firm